UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2009	SBL A (Equity Series)

	Shares	Value
COMMON STOCKS - 96.6%
Advertising - 1.3%
Omnicom Group, Inc.	81,000	$1,895,400

Aerospace & Defense - 2.8%
Honeywell International, Inc.	78,565	2,188,821
United Technologies Corporation	42,700	1,835,246

		4,024,067

Air Freight & Logistics - 1.6%
FedEx Corporation	51,300	2,282,337

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corporation	77,255	2,182,454

Biotechnology - 1.8%
Gilead Sciences, Inc. *	55,715	2,580,719

Broadcasting - 0.1%
CBS Corporation	49,700	194,824

Building Products - 0.8%
USG Corporation *	161,000	1,225,210

Cable & Satellite - 0.3%
Time Warner Cable, Inc.	16,416	407,118

Communications Equipment - 2.4%
Qualcomm, Inc.	89,965	3,500,538

Computer Hardware - 5.9%
Apple, Inc. *	25,510	2,681,611
Dell, Inc. *	169,300	1,604,964
Hewlett-Packard Company	128,360	4,115,222

		8,401,797

Construction Materials - 0.6%
Vulcan Materials Company	19,400	859,226

Consumer Finance - 0.2%
First Marblehead Corporation *	183,964	237,314

Data Processing & Outsourced Services - 2.0%
Western Union Company	231,100	2,904,927

Department Stores - 2.7%
JC Penney Company, Inc.	83,900	1,683,873
Kohl’s Corporation *	55,550	2,350,877

		4,034,750

Diversified Banks - 1.2%
U.S. Bancorp	56,920	831,601
Wells Fargo & Company	59,300	844,432

		1,676,033

Diversified Chemicals - 0.3%
Dow Chemical Company	52,500	442,575

Drug Retail - 3.3%
CVS Caremark Corporation	174,600	4,799,754

Electric Utilities - 1.7%
Edison International	86,300	2,486,303

Electrical Components & Equipment - 1.6%
Emerson Electric Company	82,370	2,354,135

Electronic Manufacturing Services - 0.7%
Tyco Electronics, Ltd.	85,200	940,608

Fertilizers & Agricultural Chemicals - 3.3%
Monsanto Company	29,025	2,411,977
Mosaic Company	53,825	2,259,574

		4,671,551

General Merchandise Stores - 1.4%
Target Corporation	60,200	2,070,278

Health Care Equipment - 2.1%
Covidien, Ltd.	35,900	1,193,316
Hospira, Inc. *	55,900	1,725,074

		2,918,390

Health Care Services - 1.1%
Medco Health Solutions, Inc. *	39,700	1,641,198

Home Entertainment Software - 2.0%
Activision Blizzard, Inc. *	275,950	2,886,437

Home Improvement Retail - 1.8%
Lowe’s Companies, Inc.	138,500	2,527,625

Hypermarkets & Super Centers - 5.3%
Costco Wholesale Corporation	45,100	2,089,032
Wal-Mart Stores, Inc.	106,810	5,564,801

		7,653,833

Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. *	41,600	732,160

Industrial Conglomerates - 2.1%
General Electric Company	143,400	1,449,774
McDermott International, Inc. *	117,000	1,566,630

		3,016,404

Industrial Gases - 1.7%
Air Products & Chemicals, Inc.	44,620	2,509,875

Industrial Machinery - 2.1%
Parker Hannifin Corporation	90,400	3,071,792

Insurance Brokers - 0.9%
AON Corporation	33,100	1,351,142

Integrated Oil & Gas - 4.1%
Chevron Corporation	31,700	2,131,508
ConocoPhillips	15,200	595,232
Exxon Mobil Corporation	48,400	3,296,040

		6,022,780

Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,200	791,492

Schedule of Investments
March 31, 2009	SBL A (Equity Series)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Internet Software & Services - 2.5%
Google, Inc. *	10,265	$3,572,836

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. *	70,585	2,517,767

Managed Health Care - 0.8%
Aetna, Inc.	49,600	1,206,768

Movies & Entertainment - 0.9%
Time Warner, Inc.	65,400	1,262,220

Oil & Gas Drilling - 2.0%
Transocean, Ltd. *	49,100	2,889,044

Oil & Gas Equipment & Services - 0.8%
Halliburton Company	74,200	1,147,874

Oil & Gas Exploration & Production - 2.4%
Chesapeake Energy Corporation	64,200	1,095,252
XTO Energy, Inc.	76,260	2,335,081

		3,430,333

Oil & Gas Storage & Transportation - 0.8%
Williams Companies, Inc.	99,500	1,132,310

Other Diversified Financial Services - 2.5%
JPMorgan Chase & Company[1]	134,556	3,576,498

Packaged Foods & Meats - 1.1%
General Mills, Inc.	32,115	1,601,896

Pharmaceuticals - 4.8%
Pfizer, Inc.	137,150	1,867,983
Schering-Plough Corporation	84,300	1,985,265
Teva Pharmaceutical Industries, Ltd. ADR	66,435	2,992,897

		6,846,145

Property & Casualty Insurance - 2.5%
Berkshire Hathaway, Inc. *	42	3,641,400

Railroads - 4.4%
Burlington Northern Santa Fe Corporation	59,745	3,593,661
Union Pacific Corporation	62,100	2,552,931

		6,146,592

Research & Consulting Services - 1.1%
Equifax, Inc.	67,900	1,660,155

Restaurants - 1.9%
McDonald’s Corporation	49,320	2,691,392

Semiconductors - 1.3%
Intel Corporation	128,400	1,932,420

Specialty Chemicals - 0.5%
Rohm & Haas Company	9,600	756,864

Systems Software - 1.6%
Oracle Corporation	128,505	2,322,085

Tobacco - 1.3%
Altria Group, Inc.	50,500	809,010

Philip Morris International, Inc.	30,500	1,085,190

		1,894,200

TOTAL COMMON STOCKS (cost $195,386,791)		$139,523,845

Total Investments - 96.6% (cost $195,386,791)		$139,523,845
Cash & Other Assets, Less Liabilities - 3.4%		4,893,645

Total Net Assets - 100.0%		$144,417,490

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $197,076,900.
ADR            American Depositary Receipt

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

Schedule of Investments
March 31, 2009	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.7%
United Technologies Corporation	136,000	$5,845,280

Air Freight & Logistics - 3.3%
FedEx Corporation	158,143	7,035,782

Broadcasting - 0.6%
CBS Corporation (Cl.B)	328,600	1,261,824

Building Products - 1.7%
USG Corporation *	483,300	3,677,913

Cable & Satellite - 0.7%
Time Warner Cable, Inc.	59,623	1,478,656

Computer Hardware - 2.5%
Hewlett-Packard Company	165,700	5,312,342

Construction Materials - 1.3%
Vulcan Materials Company	60,700	2,688,403

Consumer Finance - 0.3%
First Marblehead Corporation *	563,912	727,446

Data Processing & Outsourced Services - 4.3%
Western Union Company	737,500	9,270,375

Department Stores - 2.5%
JC Penney Company, Inc.	263,700	5,292,459

Diversified Banks - 2.7%
U.S. Bancorp	183,651	2,683,141
Wells Fargo & Company	222,200	3,164,128

		5,847,269

Diversified Chemicals - 0.7%
Dow Chemical Company	176,400	1,487,052

Drug Retail - 2.4%
CVS Caremark Corporation	186,200	5,118,638

Electric Utilities - 3.8%
Edison International	282,400	8,135,944

Electronic Manufacturing Services - 1.4%
Tyco Electronics, Ltd.	273,950	3,024,408

Exchange Traded Funds - 0.9%
iShares Russell 1000 Value Index Fund	49,500	2,009,205

Health Care Equipment - 4.0%
Covidien, Ltd.	101,650	3,378,846
Hospira, Inc. *	173,800	5,363,468

		8,742,314

Health Care Services - 2.5%
Medco Health Solutions, Inc. *	128,200	5,299,788

Home Improvement Retail - 3.7%
Lowe’s Companies, Inc.	444,500	8,112,125

Hypermarkets & Super Centers - 6.8%
Costco Wholesale Corporation	142,700	6,609,864
Wal-Mart Stores, Inc.	154,500	8,049,450

		14,659,314

Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc. *	133,500	2,349,600

Industrial Conglomerates - 4.5%
General Electric Company	429,400	4,341,234
McDermott International, Inc. *	414,900	5,555,511

		9,896,745

Industrial Machinery - 2.0%
Parker Hannifin Corporation	125,700	4,271,286

Insurance Brokers - 2.0%
AON Corporation	106,900	4,363,658

Integrated Oil & Gas - 8.5%
Chevron Corporation	98,600	6,629,864
ConocoPhillips	41,200	1,613,392
Exxon Mobil Corporation	151,700	10,330,770

		18,574,026

Integrated Telecommunication Services - 1.2%
Windstream Corporation	331,932	2,675,372

Managed Health Care - 1.8%
Aetna, Inc.	158,000	3,844,140

Movies & Entertainment - 2.5%
News Corporation	116,800	773,216
Time Warner, Inc.	237,510	4,583,935

		5,357,151

Oil & Gas Equipment & Services - 1.8%
Halliburton Company	244,000	3,774,680

Oil & Gas Exploration & Production - 1.6%
Chesapeake Energy Corporation	201,000	3,429,060

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc.	300,700	3,421,966

Other Diversified Financial Services - 1.2%
JPMorgan Chase & Company[1]	96,269	2,558,830

Pharmaceuticals - 3.0%
Schering-Plough Corporation	270,800	6,377,340

Property & Casualty Insurance - 5.5%
Berkshire Hathaway, Inc. *	135	11,704,501

Railroads - 3.6%
Union Pacific Corporation	194,900	8,012,339

Schedule of Investments
March 31, 2009	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 96.7% (continued)
Research & Consulting Services - 2.5%
Equifax, Inc.	218,000	$5,330,100

Specialty Chemicals - 1.1%
Rohm & Haas Company	30,500	2,404,620

Tobacco - 2.4%
Altria Group, Inc.	108,000	1,730,160
Philip Morris International, Inc.	97,100	3,454,818

		5,184,978

TOTAL COMMON STOCKS (cost $298,759,569)		$208,556,929

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 3.1%
UMB Financial Corp, 0.06%, dated 3/31/09, matures 4/01/09; repurchase amount $6,624,011 (Collateralized by FNMA, 5/15/09 with a value of $6,756,489)	$6,624,000	$6,624,000

TOTAL REPURCHASE AGREEMENT (cost $6,624,000)		$6,624,000

Total Investments - 99.8% (cost $305,383,569)		$215,180,929
Cash & Other Assets, Less Liabilities - 0.2%		373,799

Total Net Assets - 100.0%		$215,554,728

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $309,420,318.

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

Schedule of Investments
March 31, 2009	SBL C (Money Market Series)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 0.2%
Other Non-Agency - 0.2%
Pass Through’s - 0.2%
Small Business Administration Pools
#503308, 0.75%, 4/1/2009 [1,2]	$72,751	$72,751
#503343, 0.88%, 4/1/2009 [1,2]	130,897	130,897
#503347, 0.88%, 4/1/2009 [1,2]	77,409	77,409
#502353, 1.00%, 4/1/2009 [1,2]	34,048	34,048
#503295, 0.75%, 4/1/2009 [1,2]	72,303	70,888
#503303, 0.75%, 4/1/2009 [1,2]	131,504	128,931

		514,924

		514,924

TOTAL MORTGAGE BACKED SECURITIES (cost $519,041)		$514,924

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 72.6%
Federal Farm Credit Bank
0.36%, 4/3/2009 [1,2]	$5,000,000	$4,994,544
0.36%, 4/9/2009 [1,2]	4,000,000	3,993,768
0.44%, 4/20/2009 [1,2]	3,000,000	2,998,128
2.75%, 6/5/2009	1,500,000	1,506,092
0.47%, 7/28/2009	2,000,000	1,998,964
0.65%, 11/18/2009	3,500,000	3,491,016
Federal Home Loan Mortgage Corporation
0.27%, 4/2/2009	2,000,000	1,999,998
0.31%, 4/6/2009	1,000,000	999,993
0.31%, 4/14/2009	3,370,000	3,369,939
0.32%, 4/17/2009	2,000,000	1,999,956
0.38%, 4/20/2009	1,500,000	1,499,961
0.36%, 4/23/2009	1,200,000	1,199,963
0.30%, 5/4/2009	2,000,000	1,999,688
0.35%, 5/11/2009	3,000,000	2,999,433
0.36%, 5/20/2009	1,140,000	1,139,737
0.25%, 6/9/2009	2,000,000	1,999,272
0.32%, 6/15/2009	1,600,000	1,599,366
0.38%, 6/24/2009	1,000,000	999,557
0.50%, 8/11/2009	2,000,000	1,997,874
Federal Home Loan Bank
0.46%, 4/1/2009 [1,2]	1,500,000	1,499,570
0.61%, 4/1/2009 [1,2]	1,000,000	998,584
2.35%, 4/7/2009	2,500,000	2,500,685
1.18%, 4/10/2009 [1,2]	3,000,000	3,004,022
1.27%, 4/16/2009	2,500,000	2,499,948
0.49%, 4/20/2009 [1,2]	2,000,000	1,997,794
1.20%, 4/29/2009	1,000,000	999,961
0.36%, 4/30/2009	2,600,000	2,599,895
0.87%, 5/13/2009	1,000,000	999,802
0.42%, 5/18/2009	2,000,000	1,999,556
0.32%, 5/29/2009	2,500,000	2,499,315
0.40%, 6/8/2009	2,000,000	1,999,282
0.33%, 6/15/2009	1,000,000	999,604
0.50%, 6/29/2009	1,400,000	1,399,342
0.40%, 6/30/2009	2,000,000	1,999,050
0.90%, 9/8/2009	1,500,000	1,497,933
0.60%, 9/14/2009	2,000,000	1,997,142
0.50%, 9/17/2009	2,500,000	2,496,363
0.50%, 9/18/2009	2,000,000	1,997,072
0.50%, 9/23/2009	1,400,000	1,397,890
0.55%, 10/27/2009	2,000,000	1,995,936
1.20%, 12/4/2009	1,500,000	1,495,472
1.05%, 2/4/2010	2,000,000	1,999,452
1.25%, 3/9/2010	2,000,000	1,999,958
1.30%, 3/30/2010	2,500,000	2,502,295
Federal National Mortgage Association
0.63%, 4/1/2009	3,700,000	3,700,000
0.30%, 4/1/2009	1,600,000	1,600,000
0.32%, 4/2/2009	2,000,000	1,999,982
0.28%, 4/3/2009	7,100,000	7,099,900
0.67%, 4/7/2009	2,000,000	1,999,984
0.28%, 4/15/2009	2,565,000	2,564,951
0.27%, 4/17/2009	1,100,000	1,099,976
0.70%, 4/20/2009	1,500,000	1,499,961
0.35%, 4/22/2009	4,500,000	4,499,869
0.35%, 4/28/2009	1,100,000	1,099,958
1.04%, 4/29/2009	3,000,000	2,999,883
0.36%, 5/1/2009	1,400,000	1,399,801
0.38%, 5/6/2009	3,500,000	3,499,422
0.35%, 5/11/2009	1,500,000	1,499,717
0.35%, 5/28/2009	1,300,000	1,299,650
0.41%, 5/29/2009	3,310,000	3,309,093
0.40%, 6/2/2009	3,500,000	3,498,856
0.34%, 6/10/2009	2,000,000	1,999,262
0.36%, 6/17/2009	4,740,000	4,738,075
0.47%, 6/25/2009	1,500,000	1,499,327
0.35%, 7/1/2009	2,500,000	2,498,673
0.38%, 7/8/2009	1,700,000	1,699,028
0.41%, 7/20/2009	2,000,000	1,998,716
0.51%, 7/27/2009	3,000,000	2,997,951
0.45%, 7/29/2009	1,500,000	1,498,959
0.55%, 8/3/2009	1,500,000	1,498,502
0.60%, 8/5/2009	2,000,000	1,997,970
0.57%, 9/1/2009	2,350,000	2,346,903
0.55%, 9/4/2009	5,000,000	4,993,284
0.61%, 9/28/2009	1,000,000	998,450
0.65%, 10/1/2009	1,000,000	998,221
1.05%, 10/2/2009	1,500,000	1,497,317
0.46%, 10/26/2009	1,000,000	997,978
0.49%, 10/27/2009	1,000,000	997,968
1.10%, 11/2/2009	1,500,000	1,496,417
0.75%, 12/1/2009	1,000,000	997,018
0.70%, 12/3/2009	1,000,000	996,993

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $173,487,734)		$173,581,187

COMMERCIAL PAPER - 27.3%
Banking - 2.1%
JP Morgan Chase Funding
0.30%, 04/15/2009[3]	$2,000,000	$1,999,767
0.25%, 04/23/2009[3]	2,000,000	1,999,694
Wells Fargo & Company, Inc.
0.25%, 04/13/2009	1,000,000	999,917

		4,999,378

Schedule of Investments
March 31, 2009	SBL C (Money Market Series)

	Principal
	Amount	Value
COMMERCIAL PAPER - 27.3% (continued)
Consumer Products - 6.7%
Procter & Gamble Company
0.31%, 05/21/2009[3]	$2,200,000	$2,199,196
Procter & Gamble International Funding
0.25%, 04/02/2009[3]	1,500,000	1,499,982
0.30%, 04/09/2009[3]	1,000,000	999,933
0.28%, 04/13/2009[3]	1,500,000	1,499,860
0.38%, 04/16/2009[3]	1,500,000	1,499,763
0.42%, 04/17/2009[3]	1,200,000	1,199,776
0.40%, 04/23/2009[3]	2,000,000	1,999,719
Unilever Capital Corporation
0.75%, 04/21/2009[3]	1,000,000	999,796
0.50%, 04/22/2009[3]	1,000,000	999,786
0.20%, 05/13/2009[3]	1,700,000	1,699,603
0.30%, 05/22/2009[3]	1,500,000	1,499,157

		16,096,571

Electric - 1.8%
FPL Group Capital, Inc.
0.52%, 04/08/2009[3]	1,200,000	1,199,879
Southern Company
0.25%, 04/20/2009[3]	1,000,000	999,868
0.27%, 04/28/2009[3]	2,000,000	1,999,595

		4,199,342

Financial Companies - Captive - 0.6%
General Electric Capital Corporation
0.27%, 04/17/2009	1,500,000	1,499,844

Food & Beverage - 6.1%
Coca-Cola Company
0.25%, 04/03/2009	1,500,000	1,499,969
0.35%, 04/06/2009	2,000,000	1,999,903
0.28%, 05/18/2009	1,000,000	999,634
Nestle Capital Corporation
0.20%, 04/01/2009[3]	2,000,000	1,999,988
0.20%, 04/06/2009[3]	1,000,000	999,963
0.35%, 05/27/2009[3]	1,200,000	1,199,495
0.33%, 06/05/2009[3]	1,500,000	1,499,258
0.28%, 06/19/2009[3]	2,000,000	1,998,800
0.25%, 06/22/2009[3]	2,400,000	2,398,505

		14,595,515

Oil Field Services - 2.8%
BP Capital Markets plc
0.86%, 04/08/2009[3]	2,000,000	1,999,902
0.24%, 04/24/2009[3]	3,000,000	2,999,561
0.25%, 05/14/2009[3]	600,000	599,818
ConocoPhillips
0.33%, 06/01/2009[3]	1,000,000	999,483

		6,598,764

Pharmaceuticals - 7.2%
Abbott Laboratories
0.30%, 04/24/2009[3]	2,000,000	1,999,706
0.20%, 05/07/2009[3]	1,300,000	1,299,740
Johnson & Johnson, Inc.
0.22%, 04/09/2009[3]	905,000	904,956
0.28%, 04/27/2009[3]	2,000,000	1,999,669
0.30%, 05/18/2009[3]	2,000,000	1,999,322
0.30%, 05/19/2009[3]	2,000,000	1,999,306
0.31%, 06/01/2009[3]	1,000,000	999,535
0.32%, 06/03/2009[3]	2,000,000	1,999,040
0.31%, 06/08/2009[3]	1,500,000	1,499,224
0.35%, 06/30/2009[3]	1,500,000	1,498,969
Merck & Company, Inc.
0.25%, 04/21/2009	1,000,000	999,861

		17,199,328

TOTAL COMMERCIAL PAPER (cost $65,186,855)		$65,188,742

Total Investments - 100.1% (cost $239,193,630)		$239,284,853
Liabilities, Less Cash & Other Assets – (0.1)%		(119,772)

Total Net Assets - 100.0%		$239,165,081

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $239,193,630.
plc            Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at March 31, 2009.

[2]	Maturity date indicated is next interest reset date.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $57,189,614 (cost $57,187,740), or 23.9% of total net assets.

Schedule of Investments
March 31, 2009	SBL D (Global Series)

	Shares	Value
RIGHT - 0.0%
Spain - 0.00%
Mapfre S.A.	$435,467	$5,785

TOTAL RIGHT (Cost $5,259)		$5,785

COMMON STOCKS - 88.7%
Australia - 0.8%
Caltex Australia, Ltd.	94,100	582,952
Macquarie Group, Ltd. [1]	67,703	1,273,330

		1,856,282

Belgium - 0.5%
UCB S.A.	36,677	1,081,186

Bermuda - 4.0%
Arch Capital Group, Ltd. *	24,000	1,292,640
Aspen Insurance Holdings, Ltd.	43,800	983,748
Axis Capital Holdings, Ltd.	47,700	1,075,158
Endurance Specialty Holdings, Ltd.	47,000	1,172,180
Validus Holdings, Ltd.	195,563	4,630,932

		9,154,658

Canada - 2.3%
Agnico-Eagle Mines, Ltd.	25,035	1,438,882
Canadian Imperial Bank of Commerce	43,400	1,579,184
CGI Group, Inc. *	94,342	761,679
Empire Company, Ltd.	33,204	1,395,679

		5,175,424

Czech Republic - 0.4%
Telefonica O2 Czech Republic AS	42,922	850,855

Finland - 1.3%
Neste Oil Oyj	129,900	1,729,124
Wartsila Oyj	55,941	1,180,873

		2,909,997

France - 3.4%
Nexans S.A. *	24,600	933,999
Pernod-Ricard S.A.	11,991	668,645
Sanofi-Aventis S.A.	29,900	1,683,377
UBISOFT Entertainment *	198,224	3,623,463
Wendel *	29,750	786,483

		7,695,967

Germany - 0.6%
ThyssenKrupp AG	81,337	1,423,060

Hong Kong - 1.1%
CNOOC, Ltd.	2,491,000	2,468,278

Israel - 0.9%
Check Point Software Technologies *	88,566	1,967,051

Italy - 1.4%
Enel SpA	351,327	1,686,043
Prysmian SpA	142,500	1,419,794

		3,105,837

Japan - 7.7%
JGC Corporation	96,000	1,082,400
Kubota Corporation	108,000	583,754
Kurita Water Industries, Ltd.	75,200	1,438,206
Nintendo Company, Ltd.	12,091	3,475,338
Nippon Mining Holdings, Inc.	290,500	1,144,625
NISSIN FOODS HOLDINGS CO, Ltd.	41,500	1,215,902
NTT DoCoMo, Inc.	4,430	5,983,946
Takeda Pharmaceutical Company, Ltd.	36,400	1,250,354
Yamato Holdings Company, Ltd.	118,000	1,105,132

		17,279,657

Jersey - 1.5%
Randgold Resources, Ltd. ADR	61,863	3,362,254

Norway - 0.4%
Tandberg ASA	64,400	949,737

Papua New Guinea - 1.8%
Oil Search, Ltd.	1,108,678	4,054,682

Philippines - 1.1%
Philippine Long Distance Telephone Company ADR	54,530	2,406,409

Poland - 0.4%
Polski Koncern Naftowy Orlen	141,800	970,228

Spain - 1.0%
Mapfre S.A.	435,467	954,527
Repsol YPF S.A.	72,259	1,250,794

		2,205,321

Switzerland - 4.4%
ACE, Ltd.	23,600	953,440
Syngenta AG	27,399	5,521,682
Transocean, Ltd. *	54,925	3,231,787

		9,706,909

United Kingdom - 9.6%
AstraZeneca plc	50,288	1,768,504
Balfour Beatty plc	153,586	721,157
BG Group plc	178,647	2,704,248
Cadbury plc	762,390	5,764,825
Diageo plc	102,108	1,152,277
GKN plc	714,339	702,091
GlaxoSmithKline plc	114,397	1,785,017
Imperial Tobacco Group plc	198,116	4,457,219
Ladbrokes plc	346,395	909,538
Meggitt plc	399,200	736,024
Prudential plc	192,747	932,000

		21,632,900

United States - 44.1%
Abbott Laboratories	52,932	2,524,856
Activision Blizzard, Inc. *	301,700	3,155,782
AllianceBernstein Holding, LP	169,400	2,493,568
Allstate Corporation	33,900	649,185
Altria Group, Inc.	398,633	6,386,101
American Electric Power Company, Inc.	63,100	1,593,906
Apple, Inc. *	14,570	1,531,598
Bank of New York Mellon Corporation	52,000	1,469,000
Bristow Group, Inc. *	35,400	758,622
Carpenter Technology Corporation	42,500	600,100
Cephalon, Inc. *	35,293	2,403,453
CVS Caremark Corporation	44,200	1,215,058
Darden Restaurants, Inc.	26,900	921,594

Schedule of Investments
March 31, 2009	SBL D (Global Series)

	Shares	Value
COMMON STOCKS - 88.7% (continued)
United States - 44.1% (continued)
DTE Energy Company	39,300	$1,088,610
Eaton Corporation	34,000	1,253,240
Express Scripts, Inc. *	98,490	4,547,283
Family Dollar Stores, Inc.	43,562	1,453,664
Frontier Communications Corporation	130,400	936,272
General Electric Company	116,700	1,179,837
Gilead Sciences, Inc. *	104,005	4,817,512
Google, Inc. *	17,042	5,931,639
H&R Block, Inc.	28,400	516,596
Interactive Brokers Group, Inc. *	157,267	2,536,717
International Business Machines Corporation	18,211	1,764,464
Kennametal, Inc.	81,700	1,324,357
Kimberly-Clark Corporation	122,750	5,660,003
Kroger Company	50,666	1,075,133
Life Technologies Corporation *	35,700	1,159,536
Manitowoc Company, Inc.	250,900	820,443
Marvel Entertainment, Inc. *	169,975	4,512,836
Mylan, Inc. *	269,600	3,615,336
NiSource, Inc.	156,100	1,529,780
Northern Trust Corporation	19,600	1,172,472
Occidental Petroleum Corporation	39,500	2,198,175
Olin Corporation	53,900	769,153
Oneok, Inc.	54,900	1,242,387
Oshkosh Truck Corporation	90,000	606,600
Overseas Shipholding Group, Inc.	23,200	525,944
Owens-Illinois, Inc. *	54,200	782,648
People’s United Financial, Inc.	59,100	1,062,027
Philip Morris International, Inc.	170,652	6,071,798
Qualcomm, Inc.	82,575	3,212,993
Schnitzer Steel Industries, Inc.	18,200	571,298
Sohu.com, Inc. *	111,375	4,600,901
Universal Health Services, Inc.	23,100	885,654
Valero Energy Corporation	59,100	1,057,890
Walgreen Company	50,100	1,300,596
Watson Pharmaceuticals, Inc. *	38,500	1,197,735
Worthington Industries, Inc.	95,700	833,547

		99,517,899

TOTAL COMMON STOCKS (Cost $198,730,531)		$199,774,591

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.6%
State Street General Account U.S. Government Fund	$8,066,454	$8,066,454
TOTAL SHORT TERM INVESTMENTS (Cost $8,066,454)		$8,066,454

Total Investments - 92.3% (cost $206,802,244)		$207,846,830
Cash & Other Assets, Less Liabilities - 7.7%		17,232,241

Total Net Assets - 100.0%		$225,079,071

INVESTMENT CONCENTRATION
At March 31, 2009, the investment diversification of the Fund was as follows:

	% of Net
Industry	Assets	Value

Tobacco	7.6%	$16,915,118
Pharmaceuticals	6.7	14,906,365
Internet Software & Services	4.7	10,532,540
Home Entertainment Software	4.6	10,254,583
Wireless Telecommunication Services	3.8	8,390,355
Money Markets	3.6	8,066,454
Biotechnology	3.2	7,220,965
Reinsurance	3.1	7,095,752
Packaged Foods & Meats	3.1	6,980,727
Oil & Gas Exploration & Production	2.9	6,522,960
Integrated Oil & Gas	2.8	6,153,217
Household Products	2.5	5,660,003
Fertilizers & Agricultural Chemicals	2.5	5,521,682
Oil & Gas Refining & Marketing	2.5	5,484,819
Industrial Machinery	2.2	5,196,676
Asset Management & Custody Banks	2.3	5,135,040
Gold	2.1	4,801,136
Health Care Services	2.0	4,547,283
Movies & Entertainment	2.0	4,512,836
Communications Equipment	1.8	4,162,730
Property & Casualty Insurance	1.6	3,661,531
Steel	1.5	3,428,005
Computer Hardware	1.5	3,296,062
Electric Utilities	1.5	3,279,949
Oil & Gas Drilling	1.5	3,231,787
Multi-Utilities	1.2	2,618,390
Specialized Finance	1.1	2,536,717
Drug Retail	1.1	2,515,654
Food Retail	1.1	2,470,812
Electrical Components & Equipment	1.0	2,353,793
Construction & Farm Machinery & Heavy Trucks	0.9	2,010,797
Systems Software	0.9	1,967,051
Industrial Conglomerates	0.8	1,966,320
Distillers & Vintners	0.8	1,820,922
Construction & Engineering	0.8	1,803,557
Integrated Telecommunication Services	0.8	1,787,127
Diversified Banks	0.8	1,579,184
General Merchandise Stores	0.6	1,453,664
Investment Banking & Brokerage	0.5	1,273,330
Gas Utilities	0.6	1,242,387
Life Sciences Tools & Services	0.5	1,159,536
Air Freight & Logistics	0.5	1,105,132
Thrifts & Mortgage Finance	0.5	1,062,027
Multi-line Insurance	0.4	954,527
Life & Health Insurance	0.4	932,000
Restaurants	0.4	921,594
Casinos & Gaming	0.4	909,538
Health Care Facilities	0.4	885,654
Metal & Glass Containers	0.3	782,648
Diversified Chemicals	0.3	769,153
IT Consulting & Other Services	0.3	761,679
Oil & Gas Equipment & Services	0.3	758,622
Aerospace & Defense	0.3	736,024
Auto Parts & Equipment	0.3	702,091
Oil & Gas Storage & Transportation	0.2	525,944
Specialized Consumer Services	0.2	516,596
Rights	0.0	5,785

Total Investments	92.3	$207,846,830

Schedule of Investments
March 31, 2009	SBL D (Global Series)
For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $220,399,912.
ADR            American Depositary Receipt
plc            Public Limited Company

*	Non-income producing security

[1]	Security is a PFIC (Passive Foreign Investment Company).

Schedule of Investments
March 31, 2009	SBL E (Diversified Income Series)

	Principal
	Amount	Value
CORPORATE BOND - 35.6%
Banking - 1.5%
BankBoston Capital Trust IV
1.88%, 2028[1]	$1,200,000	$656,698
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3]	650,000	52,057
Standard Chartered plc
6.41%, 2049[1,2,3]	1,750,000	796,249
US Central Federal Credit Union
2.70%, 2009	56,818	54,498

		1,559,502

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012	600,000	536,069

Chemicals - 1.6%
PPG Industries, Inc.
7.40%, 2019	650,000	670,251
Praxair, Inc.
4.38%, 2014	1,000,000	1,000,209

		1,670,460

Consumer Cyclical - Other - 1.4%
Johns Hopkins University
5.25%, 2019	1,500,000	1,468,500

Electric - 1.8%
Arizona Public Service Company
6.38%, 2011	600,000	591,982
Cincinnati Gas & Electric
5.70%, 2012	600,000	612,607
East Coast Power LLC
7.07%, 2012	102,772	108,315
Oncor Electric Delivery Company
6.38%, 2015	600,000	588,286

		1,901,190

Entertainment -0.7%
Walt Disney Company
4.50%, 2013	700,000	715,432

Financial - Other - 3.8%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,800,000	1,848,028
BP Capital Markets plc
5.25%, 2013	2,000,000	2,140,693

		3,988,721

Financial Companies – Noncaptive Consumer - 0.6%
Nelnet, Inc.
7.40%, 2036[1]	2,500,000	364,970
Residential Capital LLC
8.50%, 2012	650,000	240,500

		605,470

Financial Companies - Noncaptive Diversified - 1.9%
General Electric Capital Corporation
6.00%, 2012	2,000,000	1,971,852

Food & Beverage - 3.2%
Brown-Forman Corporation
5.00%, 2014	2,000,000	2,070,832
General Mills, Inc.
5.70%, 2017	1,200,000	1,233,928

		3,304,760

Independent Energy - 1.6%
Devon Financing Corporation ULC
6.88%, 2011	1,600,000	1,673,270

Insurance - Property & Casualty - 0.3%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	300,000	283,875

Lodging - 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	1,000,000	770,000

Natural Gas Pipelines - 0.2%
Express Pipeline, LP
6.47%, 2013[2,3]	194,400	209,264

Paper - 0.4%
Sino-Forest Corporation
9.13%, 2011[2,3]	500,000	450,000

Pharmaceuticals - 4.4%
AstraZeneca plc
5.90%, 2017	1,750,000	1,852,965
GlaxoSmithKline Capital, Inc.
4.85%, 2013	500,000	520,200
Wyeth
5.50%, 2013	2,000,000	2,082,297

		4,455,462

Railroads - 1.9%
Burlington Northern Santa Fe Corporation
7.13%, 2010	1,900,000	1,989,625

REIT’s - 0.2%
Rouse Company, LP
8.00%, 2009	550,000	156,750

Telecommunications - Wireless - 1.3%
AT&T, Inc.
4.85%, 2014	1,300,000	1,312,377

Transportation - Other - 1.0%
United Parcel Service, Inc.
3.88%, 2014	1,000,000	1,002,447

U.S. Banking - 3.8%
American Express Bank FSB
3.15%, 2011	2,000,000	2,066,564
Wells Fargo & Company
4.38%, 2013	2,000,000	1,864,102

		3,930,666

Schedule of Investments
March 31, 2009	SBL E (Diversified Income Series)

	Principal
	Amount	Value
CORPORATE BOND - 35.6% (continued)
Utility — Other - 2.8%
American Water Capital Corporation
6.09%, 2017	$3,000,000	$2,800,224

TOTAL CORPORATE BOND (cost $41,791,773)		$36,755,916

PREFERRED STOCK - 0.7%
Insurance Brokers - 0.1%
Woodbourne Capital Trust I
1.53%, 2049[1,2,4]	300,000	22,760
Woodbourne Capital Trust II
1.59%, 2049[1,2,4]	300,000	22,759
Woodbourne Capital Trust III
1.59%, 2049[1,2,4]	300,000	22,759
Woodbourne Capital Trust IV
1.59%, 2049[1,2,4]	300,000	22,759

		91,037

Property & Casualty Insurance - 0.6%
Aspen Insurance Holdings, Ltd.
7.40%, 2017[1,5]	48,000	644,640

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 2012	16,000	7,360
Federal National Mortgage Association
8.25%, 2010	24,000	17,040
4.38%, 2011	10,000	10,400

		34,800
TOTAL PREFERRED STOCK (cost $3,923,796)		$770,477

MORTGAGE BACKED SECURITIES - 30.1%
Other Non-Agency - 3.1%
C.M.O.’s - 3.1%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[1]	$1,372,002	$982,142
Homebanc Mortgage Trust
2006-1, 4.34%, 2037 [1]	1,275,133	586,658
JP Morgan Alternative Loan Trust
2006-S3, 6.00%, 2036	3,000,000	1,264,384
JP Morgan Mortgage Trust
2006-A3, 5.18%, 2036 [1]	418,845	379,983

		3,213,167

		3,213,167

U.S. Government Sponsored Agencies - 25.8%
C.M.O.’s - 0.0%
Federal Home Loan Mortgage Corporation
FHR 188 H, 7.00%, 2021	1,192	1,262
Federal National Mortgage Association
FNR 1990-68 J, 6.95%, 2020	2,893	3,119
FNR 1990-103 K, 7.50%, 2020	1,001	1,057

		5,438

Pass Through’s - 25.8%
Federal Home Loan Mortgage Corporation
#E01378, 5.00%, 2018	1,338,290	1,393,183
#E01488, 5.00%, 2018	1,229,589	1,277,425
#E01538, 5.00%, 2018	1,237,084	1,286,786
#C44050, 7.00%, 2030	39,369	42,618
#C01079, 7.50%, 2030	14,976	16,237
#C50967, 6.50%, 2031	12,486	13,271
#C50964, 6.50%, 2031	64,776	68,360
#C01172, 6.50%, 2031	51,040	53,865
#C01210, 6.50%, 2031	64,105	68,133
#C01277, 7.00%, 2031	93,725	99,275
#C62801, 6.00%, 2032	118,777	124,963
#C01287, 6.50%, 2032	150,960	159,313
#C01292, 6.00%, 2032	269,473	283,507
#A16943, 6.00%, 2033	912,198	957,995
#A17903, 6.00%, 2034	1,054,481	1,106,103
Federal National Mortgage Association
#254473, 5.50%, 2017	1,086,330	1,140,556
#839353, 5.50%, 2018	704,796	740,859
#555549, 5.00%, 2018	1,405,446	1,459,145
#720714, 4.50%, 2018	1,216,725	1,261,694
#750465, 5.00%, 2018	1,172,586	1,225,450
#780952, 4.00%, 2019	1,703,261	1,741,477
#252806, 7.50%, 2029	53,046	57,511
#252874, 7.50%, 2029	19,256	20,877
#535277, 7.00%, 2030	26,706	28,446
#190307, 8.00%, 2030	21,442	23,309
#541735, 8.00%, 2030	28,692	31,190
#253356, 8.00%, 2030	26,584	28,899
#551262, 7.50%, 2030	13,104	14,189
#535838, 6.50%, 2031	49,291	51,979
#585348, 6.50%, 2031	49,002	51,673
#591381, 6.50%, 2031	88,524	93,351
#254198, 6.00%, 2032	269,545	281,814
#545691, 6.50%, 2032	180,580	190,426
#254346, 6.50%, 2032	117,740	124,159
#254377, 6.00%, 2032	440,700	462,964
#659790, 6.50%, 2032	185,402	196,785
#254478, 6.00%, 2032	207,083	217,544
#254477, 5.50%, 2032	737,188	765,812
#666750, 6.00%, 2032	434,941	454,739
#658077, 5.50%, 2033	963,114	1,004,121
#689108, 5.50%, 2033	891,428	929,383
#688328, 5.50%, 2033	839,910	875,410
#709748, 5.50%, 2033	1,382,357	1,441,216
#713971, 5.50%, 2033	1,438,682	1,499,489
#754903, 5.50%, 2033	882,063	916,307
#725033, 6.00%, 2034	589,107	618,500
#255554, 5.50%, 2035	1,626,291	1,692,993

		26,593,301

		26,598,739

Schedule of Investments
March 31, 2009	SBL E (Diversified Income Series)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 30.1% (continued)
U.S. Government Sponsored
Securities - 1.2%
Pass Through’s - 1.2%
Government National Mortgage Association
G2 181907, 9.50%, 2020	$4,403	$4,927
#301465, 9.00%, 2021	16,867	18,313
#305617, 9.00%, 2021	8,260	8,969
#313107, 7.00%, 2022	70,720	74,735
#369303, 7.00%, 2023	53,784	56,837
#352022, 7.00%, 2023	46,282	48,909
#780454, 7.00%, 2026	77,972	82,399
G2 2445, 8.00%, 2027	31,643	33,273
#462680, 7.00%, 2028	47,040	49,710
#482668, 7.00%, 2028	41,022	43,351
#781079, 7.50%, 2029	16,040	16,926
#518436, 7.25%, 2029	18,701	19,980
#494109, 7.50%, 2029	22,788	24,046
#510704, 7.50%, 2029	12,127	12,796
#479229, 8.00%, 2030	8,846	9,337
#479232, 8.00%, 2030	20,291	21,417
G2 2909, 8.00%, 2030	17,065	17,944
#508342, 8.00%, 2030	35,205	37,158
#561561, 6.50%, 2031	103,115	109,793
#564472, 6.50%, 2031	143,988	153,312
#538285, 6.50%, 2031	57,138	60,017
#552324, 6.50%, 2032	99,136	104,131
#781414, 5.50%, 2032	267,084	278,338

		1,286,618

		1,286,618

TOTAL MORTGAGE BACKED SECURITIES (cost $33,071,324)		$31,098,524

ASSET BACKED SECURITIES - 0.6%
Home Equity Loans - 0.6%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.78%, 2035[1]	$690,233	$573,246

TOTAL ASSET BACKED SECURITIES (cost $690,233)		$573,246

U.S. GOVERNMENT SECURITIES - 25.3%
U.S. Treasury Notes
2.00%, 2/28/2010	$6,000,000	$6,075,468
3.63%, 12/31/2012	2,000,000	2,167,656
2.50%, 3/31/2013	6,000,000	6,268,128
3.50%, 5/31/2013	6,000,000	6,506,718
2.63%, 2/29/2016	3,000,000	3,076,641
2.75%, 2/15/2019	2,000,000	2,010,940

TOTAL U.S. GOVERNMENT SECURITIES (cost $25,342,726)		$26,105,551

REPURCHASE AGREEMENT - 5.1%
UMB Financial Corp, 0.06%, dated 3/31/09, matures 4/01/09; repurchase amount $5,232,009 (Collateralized by FNMA, 5/15/09 and U.S. Treasury Note, 4.625%, 7/31/09 with a combined value of $5,336,642)	$5,232,000	$5,232,000

TOTAL REPURCHASE AGREEMENT (cost $5,232,000)		$5,232,000

Total Investments - 97.4% (cost $110,051,852)		$100,535,714
Cash & Other Assets, Less Liabilities - 2.6%		2,647,587

Total Net Assets - 100.0%		$103,183,301

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $111,082,618.
plc            Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at March 31, 2009.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,507,570 (cost $3,075,879), or 1.5% of total net assets.

[4]	Security was fair valued by the Valuation Committee at March 31, 2009. The total market value of fair valued securities amounts to $91,037, (cost $1,205,796) or 0.1% of total net assets.

[5]	Step Up/Down

Schedule of Investments
March 31, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0%
Advertising - 0.4%
Interpublic Group of Companies, Inc. *	18,058	$74,399
Omnicom Group, Inc.	2,500	58,500

		132,899

Aerospace & Defense - 3.6%
Boeing Company	336	11,955
General Dynamics Corporation	5,034	209,365
Honeywell International, Inc.	2,600	72,436
ITT Corporation	3,985	153,303
L-3 Communications Holdings, Inc.	1,191	80,750
Lockheed Martin Corporation	2,698	186,243
Northrop Grumman Corporation	3,674	160,333
Precision Castparts Corporation	128	7,667
Raytheon Company	5,112	199,062
United Technologies Corporation	4,331	186,146

		1,267,260

Agricultural Products - 0.5%
Archer-Daniels-Midland Company	7,188	199,683

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	2,261	103,124
Expeditors International of Washington, Inc.	700	19,803
FedEx Corporation	2,795	124,350
United Parcel Service, Inc. (Cl.B)	3,285	161,687

		408,964

Apparel Retail - 0.6%
Gap, Inc.	11,029	143,267
Ltd. Brands, Inc.	7,342	63,875

		207,142

Apparel, Accessories & Luxury Goods - 0.6%
Coach, Inc. *	2,900	48,430
Jones Apparel Group, Inc.	4,643	19,593
Polo Ralph Lauren Corporation	3,160	133,510
V.F. Corporation	500	28,555

		230,088

Application Software - 0.3%
Adobe Systems, Inc. *	4,127	88,276
Autodesk, Inc. *	597	10,036

		98,312

Asset Management & Custody Banks - 1.2%
American Capital, Ltd.	9,077	16,974
Ameriprise Financial, Inc.	4,992	102,286
Bank of New York Mellon Corporation	4,394	124,131
Invesco, Ltd.	1,100	15,246
State Street Corporation	5,285	162,672

		421,309

Automotive Retail - 0.0%
AutoZone, Inc. *	100	16,262

Biotechnology - 2.0%
Amgen, Inc. *	7,548	373,777
Biogen Idec, Inc. *	2,508	131,469
Gilead Sciences, Inc. *	4,636	214,740

		719,986

Broadcasting - 0.1%
CBS Corporation (Cl.B)	6,374	24,476

Cable & Satellite - 1.0%
Comcast Corporation	23,673	322,900
Time Warner Cable, Inc.	1,900	47,115

		370,015

Coal & Consumable Fuels - 0.1%
Peabody Energy Corporation	1,835	45,948

Commercial Printing - 0.0%
RR Donnelley & Sons Company	1,533	11,237

Communications Equipment - 2.3%
Cisco Systems, Inc. *	29,378	492,669
Corning, Inc.	1,410	18,711
Harris Corporation	3,147	91,074
JDS Uniphase Corporation *	7,400	24,050
Motorola, Inc.	2,875	12,161
Qualcomm, Inc.	5,142	200,075

		838,740

Computer & Electronics Retail - 0.2%
Best Buy Company, Inc.	300	11,388
GameStop Corporation *	800	22,416
RadioShack Corporation	5,702	48,866

		82,670

Computer Hardware - 4.7%
Apple, Inc. *	3,827	402,294
Dell, Inc. *	13,119	124,368
Hewlett-Packard Company	15,236	488,466
International Business Machines Corporation	6,732	652,264
TeraData Corporation *	1,067	17,307

		1,684,699

Computer Storage & Peripherals - 0.8%
EMC Corporation *	16,952	193,253
Lexmark International, Inc. *	2,679	45,195
QLogic Corporation *	6,000	66,720

		305,168

Construction & Engineering - 0.1%
Fluor Corporation	1,551	53,587

Construction & Farm Machinery & Heavy Trucks - 0.1%
Cummins, Inc.	537	13,666
Manitowoc Company, Inc.	2,766	9,045

		22,711

Consumer Finance - 0.5%
American Express Company	8,643	117,805
Capital One Financial Corporation	960	11,750
SLM Corporation *	8,234	40,758

		170,313

Data Processing & Outsourced Services - 1.5%
Affiliated Computer Services, Inc. *	187	8,955
Computer Sciences Corporation *	4,679	172,374
Fidelity National Information Services, Inc.	6,263	113,987
Fiserv, Inc. *	4,519	164,763

Schedule of Investments
March 31, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Data Processing & Outsourced Services - 1.5% (continued)
Western Union Company	6,752	$84,873

		544,952

Department Stores - 0.3%
Macy’s, Inc.	5,945	52,911
Sears Holdings Corporation *	882	40,316

		93,227

Distillers & Vintners - 0.1%
Brown-Forman Corporation (Cl. B)	225	8,737
Constellation Brands, Inc. *	3,700	44,030

		52,767

Diversified Banks - 1.1%
U.S. Bancorp	5,625	82,181
Wells Fargo & Company	22,670	322,821

		405,002

Diversified Chemicals - 0.7%
Dow Chemical Company	7,044	59,381
E.I. Du Pont de Nemours & Company	2,000	44,660
PPG Industries, Inc.	2,729	100,700

		204,741

Diversified Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	700	26,677
Titanium Metals Corporation	3,456	18,904

		45,581

Diversified REIT’s - 0.0%
Vornado Realty Trust	413	13,740

Drug Retail - 0.7%
CVS Caremark Corporation	7,996	219,810
Walgreen Company	734	19,055

		238,865

Education Services - 0.2%
Apollo Group, Inc. *	1,120	87,730

Electric Utilities - 2.3%
Duke Energy Corporation	8,613	123,338
Edison International	6,414	184,787
Entergy Corporation	2,800	190,653
Exelon Corporation	900	40,851
FirstEnergy Corporation	1,752	67,627
FPL Group, Inc.	100	5,073
Pepco Holdings, Inc.	9,120	113,818
Pinnacle West Capital Corporation	4,300	114,208

		840,355

Electrical Components & Equipment - 0.5%
Cooper Industries, Ltd.	4,400	113,784
Emerson Electric Company	900	25,722
Rockwell Automation, Inc.	2,460	53,726

		193,232

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. *	1,581	24,300

Environmental & Facilities Services - 0.0%
Republic Services, Inc.	855	14,663

Fertilizers & Agricultural Chemicals - 0.9%
CF Industries Holdings, Inc.	510	36,276
Monsanto Company	3,239	269,161

		305,437

Food Distributors - 0.5%
Sysco Corporation	8,334	190,015

Food Retail - 0.4%
Kroger Company	388	8,233
Safeway, Inc.	7,598	153,404

		161,637

Footwear - 0.1%
Nike, Inc. (Cl.B)	700	32,823

General Merchandise Stores - 0.1%
Big Lots, Inc. *	2,064	42,890

Gold - 0.1%
Newmont Mining Corporation	1,059	47,401

Health Care Distributors - 0.7%
AmerisourceBergen Corporation	2,567	83,838
Cardinal Health, Inc.	1,600	50,368
McKesson Corporation	3,722	130,419

		264,625

Health Care Equipment - 2.1%
Baxter International, Inc.	2,867	146,848
Becton Dickinson & Company	100	6,724
Boston Scientific Corporation *	6,900	54,855
Covidien, Ltd.	2,100	69,804
CR Bard, Inc.	1,394	111,130
Hospira, Inc. *	866	26,725
Medtronic, Inc.	8,769	258,421
Stryker Corporation	853	29,036
Varian Medical Systems, Inc. *	1,264	38,476
Zimmer Holdings, Inc. *	1,079	39,384

		781,403

Health Care Services - 0.3%
Express Scripts, Inc. *	1,100	50,787
Medco Health Solutions, Inc. *	1,004	41,505
Quest Diagnostics, Inc.	500	23,740

		116,032

Home Improvement Retail - 1.3%
Home Depot, Inc.	11,738	276,548
Lowe’s Companies, Inc.	3,849	70,244
Sherwin-Williams Company	1,600	83,152

		429,944

Homebuilding - 0.3%
Centex Corporation	3,169	23,768
DR Horton, Inc.	3,616	35,075
Pulte Homes, Inc.	4,700	51,371

		110,214

Hotels, Resorts & Cruise Lines - 0.3%
Carnival Corporation	4,800	103,680

Household Appliances - 0.1%
Black & Decker Corporation	1,000	31,560

Schedule of Investments
March 31, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Household Products - 3.0%
Clorox Company	1,675	$86,229
Colgate-Palmolive Company	1,207	71,189
Kimberly-Clark Corporation	1,800	82,998
Procter & Gamble Company	17,308	815,033

		1,055,449

Human Resources & Employment Services - 0.1%
Robert Half International, Inc.	1,100	19,613

Hypermarkets & Super Centers - 1.6%
Wal-Mart Stores, Inc.	11,417	594,826

Industrial Conglomerates - 2.4%
3M Company	3,743	186,102
General Electric Company	57,041	576,685
Textron, Inc.	2,079	11,933
Tyco International, Ltd.	5,756	112,587

		887,307

Industrial Gases - 0.0%
Praxair, Inc.	100	6,729

Industrial Machinery – 1.1%
Danaher Corporation	1,600	86,752
Dover Corporation	5,561	146,699
Eaton Corporation	167	6,156
Flowserve Corporation	800	44,896
Illinois Tool Works, Inc.	2,300	70,955
Parker Hannifin Corporation	1,500	50,970

		406,428

Industrial REIT’s - 0.0%
ProLogis	1,611	10,472

Insurance Brokers – 0.3%
AON Corporation	2,297	93,764

Integrated Oil & Gas - 9.5%
Chevron Corporation	11,907	800,627
ConocoPhillips	7,648	299,496
Exxon Mobil Corporation [1]	27,009	1,839,313
Marathon Oil Corporation	5,065	133,159
Murphy Oil Corporation	1,857	83,138
Occidental Petroleum Corporation	5,449	303,237

		3,458,970

Integrated Telecommunication Services – 3.5%
AT&T, Inc.	24,283	611,931
CenturyTel, Inc.	5,388	151,511
Embarq Corporation	800	30,280
Frontier Communications Corporation	12,382	88,903
Qwest Communications International, Inc.	8,059	27,562
Verizon Communications, Inc.	10,243	309,338
Windstream Corporation	6,900	55,614

		1,275,139

Internet Retail – 0.4%
Amazon.com, Inc. *	1,519	111,555
Expedia, Inc. *	3,857	35,022

		146,577

Internet Software & Services - 1.7%
eBay, Inc. *	9,502	119,345
Google, Inc. *	1,172	407,927
Yahoo!, Inc. *	7,762	99,431

		626,703

Investment Banking & Brokerage - 0.8%
Charles Schwab Corporation	428	6,634
Goldman Sachs Group, Inc.	2,769	293,569

		300,203

Leisure Products - 0.1%
Hasbro, Inc.	1,900	47,633

Life & Health Insurance – 1.0%
Aflac, Inc.	3,399	65,804
Lincoln National Corporation	808	5,406
MetLife, Inc.	5,249	119,519
Principal Financial Group, Inc.	395	3,231
Prudential Financial, Inc.	3,128	59,495
Torchmark Corporation	2,170	56,919
Unum Group	2,823	35,288

		345,662

Life Sciences Tools & Services – 0.3%
PerkinElmer, Inc.	1,066	13,613
Thermo Fisher Scientific, Inc. *	2,439	86,999

		100,612

Managed Health Care – 1.2%
Aetna, Inc.	3,120	75,910
Cigna Corporation	1,185	20,844
Humana, Inc. *	897	23,394
UnitedHealth Group, Inc.	8,020	167,858
WellPoint, Inc. *	3,715	141,059

		429,065

Metal & Glass Containers - 0.4%
Owens-Illinois, Inc. *	3,243	46,829
Pactiv Corporation *	6,775	98,847

		145,676

Movies & Entertainment - 1.0%
News Corporation	6,445	42,666
Time Warner, Inc.	7,569	146,075
Viacom, Inc. (Cl.B) *	3,467	60,256
Walt Disney Company	7,085	128,664

		377,661

Multi-Line Insurance - 0.1%
Assurant, Inc.	1,104	24,045
Genworth Financial, Inc.	5,687	10,805
Hartford Financial Services Group, Inc.	2,014	15,810

		50,660

Multi-Sector Holdings - 0.0%
Leucadia National Corporation	500	7,445

Multi-Utilities – 1.9%
Centerpoint Energy, Inc.	10,500	109,515
DTE Energy Company	4,937	136,755
PG&E Corporation	3,973	151,848
Public Service Enterprise Group, Inc.	3,944	116,230
Sempra Energy	4,020	185,884

		700,232

Schedule of Investments

March 31, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Office Electronics - 0.0%
Xerox Corporation	3,842	$17,481

Office REIT’s - 0.1%
Boston Properties, Inc.	1,470	51,494

Office Services & Supplies - 0.0%
Avery Dennison Corporation	600	13,404

Oil & Gas Drilling - 0.8%
Diamond Offshore Drilling, Inc.	1,048	65,877
ENSCO International, Inc.	3,817	100,769
Noble Corporation	5,441	131,074

		297,720

Oil & Gas Equipment & Services - 1.2%
Baker Hughes, Inc.	1,404	40,084
BJ Services Company	5,800	57,710
Cameron International Corporation *	1,900	41,667
National Oilwell Varco, Inc. *	5,669	162,757
Schlumberger, Ltd.	3,084	125,272

		427,490

Oil & Gas Exploration & Production - 0.8%
Anadarko Petroleum Corporation	5,360	208,450
Apache Corporation	1,088	69,730
Devon Energy Corporation	232	10,368
Southwestern Energy Company *	300	8,907

		297,455

Oil & Gas Refining & Marketing - 0.6%
Sunoco, Inc.	2,300	60,904
Tesoro Corporation	3,046	41,030
Valero Energy Corporation	6,007	107,525

		209,459

Other Diversified Financial Services - 2.7%
Bank of America Corporation	33,077	225,585
JPMorgan Chase & Company	19,714	523,998
Morgan Stanley	8,380	190,813

		940,396

Packaged Foods & Meats - 1.3%
Campbell Soup Company	3,918	107,196
ConAgra Foods, Inc.	2,993	50,492
General Mills, Inc.	800	39,904
Kraft Foods, Inc.	12,050	268,595

		466,187

Paper Packaging - 0.3%
Bemis Company, Inc.	1,600	33,552
Sealed Air Corporation	6,700	92,460

		126,012

Pharmaceuticals - 8.1%
Abbott Laboratories	7,032	335,426
Bristol-Myers Squibb Company	11,503	252,146
Eli Lilly & Company	4,288	143,262
Forest Laboratories, Inc. *	3,717	81,625
Johnson & Johnson	14,447	759,913
Merck & Company, Inc.	11,408	305,164
Mylan, Inc. *	483	6,477
Pfizer, Inc.	42,547	579,490
Schering-Plough Corporation	7,200	169,560
Watson Pharmaceuticals, Inc. *	809	25,168
Wyeth	6,340	272,874

		2,931,105

Photographic Products - 0.0%
Eastman Kodak Company	3,278	12,456

Property & Casualty Insurance - 1.0%
Allstate Corporation	4,126	79,013
Chubb Corporation	377	15,955
Cincinnati Financial Corporation	2,500	57,175
Progressive Corporation	434	5,833
Travelers Companies, Inc.	5,093	206,979

		364,955

Publishing - 0.5%
Gannett Company, Inc.	3,143	6,915
McGraw-Hill Companies, Inc.	5,747	131,433
Meredith Corporation	1,665	27,706

		166,054

Railroads - 0.4%
CSX Corporation	1,700	43,945
Norfolk Southern Corporation	2,644	89,235

		133,180

Regional Banks - 0.5%
BB&T Corporation	1,597	27,021
Marshall & Ilsley Corporation	2,649	14,914
PNC Financial Services Group, Inc.	3,800	111,302
SunTrust Banks, Inc.	3,600	42,264

		195,501

Research & Consulting Services - 0.2%
Dun & Bradstreet Corporation	800	61,600

Residential REIT’s - 0.1%
Apartment Investment & Management Company	3,064	16,791
Equity Residential	1,270	23,304

		40,095

Restaurants - 0.9%
McDonald’s Corporation	5,985	326,601
Yum! Brands, Inc.	300	8,244

		334,845

Retail REIT’s - 0.0%
Developers Diversified Realty Corporation	3,162	6,735

Semiconductor Equipment - 0.1%
MEMC Electronic Materials, Inc. *	1,474	24,306

Semiconductors - 1.9%
Intel Corporation	28,609	430,565
National Semiconductor Corporation	300	3,081
Texas Instruments, Inc.	14,111	232,973
Xilinx, Inc.	800	15,328

		681,947

Soft Drinks - 2.1%
Coca-Cola Company	9,383	412,383
Coca-Cola Enterprises, Inc.	1,700	22,423

Schedule of Investments

March 31, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Soft Drinks - 2.1% (continued)
Dr Pepper Snapple Group, Inc. *	1,335	$22,575
Pepsi Bottling Group, Inc.	736	16,295
PepsiCo, Inc.	5,475	281,853

		755,529

Specialized Consumer Services - 0.1%
H&R Block, Inc.	1,679	30,541

Specialized Finance - 0.4%
CME Group, Inc.	388	95,599
NASDAQ OMX Group, Inc. *	2,100	41,118

		136,717

Specialized REIT’s - 0.4%
HCP, Inc.	3,901	69,633
Host Hotels & Resorts, Inc.	967	3,791
Public Storage, Inc.	1,434	79,228

		152,652

Specialty Chemicals - 0.3%
Ecolab, Inc.	947	32,889
International Flavors & Fragrances, Inc.	230	7,006
Sigma-Aldrich Corporation	2,225	84,083

		123,978

Steel - 0.4%
Allegheny Technologies, Inc.	1,526	33,465
Nucor Corporation	2,307	88,058
United States Steel Corporation	1,335	28,209

		149,732

Systems Software - 4.1%
CA, Inc.	5,591	98,458
Microsoft Corporation	42,373	778,392
Oracle Corporation	24,853	449,094
Symantec Corporation *	9,210	137,597

		1,463,541

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	400	4,676

Tobacco - 2.1%
Altria Group, Inc.	17,863	286,165
Lorillard, Inc.	2,638	162,870
Philip Morris International, Inc.	7,074	251,693
Reynolds American, Inc.	1,937	69,422

		770,150

Wireless Telecommunication Services - 0.2%
Sprint Nextel Corporation *	23,914	85,373

TOTAL COMMON STOCKS (cost $47,580,554)		$35,247,877

PREFERRED STOCK - 0.2%
Other Diversified Financial Services - 0.2%
Citigroup, Inc. 8.125%, 2/15/18	4,737	$72,381

TOTAL PREFERRED STOCK (cost $63,516)		$72,381

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill 0.10%, 5/14/2009	$115,000	$114,977
TOTAL U.S. GOVERNMENT SECURITIES (cost $114,986)		$114,977

Total Investments - 97.5% (cost $47,759,056)		$35,435,235
Cash & Other Assets, Less Liabilities - 2.5%		922,046

Total Net Assets - 100.0%		$36,357,281

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $49,383,934.

*	Non-income producing security

[1]	Security is segregated as collateral for open futures contracts.

Schedule of Investments

March 31, 2009	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 6.6%
Goodrich Corporation	97,085	$3,678,551
Precision Castparts Corporation	64,700	3,875,530

		7,554,081

Application Software - 4.2%
Amdocs, Ltd. *	113,360	2,099,427
Nuance Communications, Inc. *	246,460	2,676,556

		4,775,983

Asset Management & Custody Banks - 1.8%
BlackRock, Inc.	15,350	1,996,114

Biotechnology - 5.7%
Genzyme Corporation *	74,190	4,406,145
Gilead Sciences, Inc. *	45,735	2,118,445

		6,524,590

Casinos & Gaming - 4.1%
Penn National Gaming, Inc. *	99,545	2,404,011
WMS Industries, Inc. *	107,715	2,252,321

		4,656,332

Coal & Consumable Fuels - 0.9%
Peabody Energy Corporation	41,905	1,049,301

Construction & Engineering - 1.2%
Aecom Technology Corporation *	50,990	1,329,819

Data Processing & Outsourced Services - 3.6%
Alliance Data Systems Corporation *	111,790	4,130,641

Exchange Traded Funds - 4.2%
iShares Russell Midcap Growth Index Fund	158,395	4,767,690

Fertilizers & Agricultural Chemicals - 1.5%
Mosaic Company	39,945	1,676,891

Food Retail - 2.5%
Kroger Company	133,140	2,825,231

Health Care Equipment - 1.6%
Beckman Coulter, Inc.	35,995	1,836,105

Home Entertainment Software - 3.3%
Activision Blizzard, Inc. *	354,990	3,713,195

Homefurnishing Retail - 2.1%
Bed Bath & Beyond, Inc. *	98,650	2,441,588

Hotels, Resorts & Cruise Lines - 1.6%
Marriott International, Inc.	107,965	1,766,307

Housewares & Specialties - 2.3%
Jarden Corporation *	206,300	2,613,821

Industrial Gases - 5.5%
AirGas, Inc.	99,525	3,364,940
Praxair, Inc.	44,130	2,969,508

		6,334,448

IT Consulting & Other Services - 3.2%
Cognizant Technology Solutions Corporation *	177,890	3,698,333

Leisure Facilities - 1.3%
Life Time Fitness, Inc. *	118,940	1,493,886

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc. *	82,020	2,925,653

Metal & Glass Containers - 2.3%
Ball Corporation	60,286	2,616,412

Multi-Line Insurance - 4.0%
Assurant, Inc.	98,855	2,153,062
HCC Insurance Holdings, Inc.	96,255	2,424,663

		4,577,725

Oil & Gas Equipment & Services - 5.5%
National Oilwell Varco, Inc. *	127,390	3,657,367
Weatherford International, Ltd. *	236,290	2,615,730

		6,273,097

Oil & Gas Exploration & Production - 1.5%
Comstock Resources, Inc. *	56,500	1,683,700

Oil & Gas Storage & Transportation - 1.4%
Williams Companies, Inc.	139,720	1,590,014

Pharmaceuticals - 3.1%
Teva Pharmaceutical Industries, Ltd. ADR	78,005	3,514,125

Railroads - 1.6%
Union Pacific Corporation	45,440	1,868,038

Restaurants - 5.8%
Burger King Holdings, Inc.	153,050	3,512,498
Darden Restaurants, Inc.	90,350	3,095,391

		6,607,889

Semiconductors - 3.7%
Fairchild Semiconductor International, Inc. *	95,710	356,998
ON Semiconductor Corporation *	571,905	2,230,430
Skyworks Solutions, Inc. *	199,900	1,611,194

		4,198,622

Systems Software - 4.8%
Sybase, Inc. *	45,030	1,363,959
Symantec Corporation *	275,840	4,121,049

		5,485,008

Schedule of Investments

March 31, 2009	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 95.1% (continued)
Technology Distributors - 1.6%
Avnet, Inc. *	101,290	$1,773,588

TOTAL COMMON STOCKS (cost $135,942,067)		$108,298,227

WARRANTS - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011	358,100	19,790

TOTAL WARRANTS (cost $369,900)		$19,790

Total Investments - 95.1% (cost $136,311,967)		$108,318,017
Cash & Other Assets, Less Liabilities - 4.9%		5,605,381

Total Net Assets - 100.0%		$113,923,398

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $138,453,309.
ADR American Depositary Receipt

*	Non-income producing security

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3%
Advertising - 0.1%
Lamar Advertising Company *	1,050	$10,238
Omnicom Group, Inc.	3,200	74,880

		85,118

Aerospace & Defense - 1.5%
American Science & Engineering, Inc.	200	11,160
Boeing Company	2,890	102,826
General Dynamics Corporation	1,700	70,703
Goodrich Corporation	1,000	37,890
Honeywell International, Inc.	4,000	111,440
ITT Corporation	900	34,623
Lockheed Martin Corporation	2,200	151,866
Northrop Grumman Corporation	2,200	96,008
Precision Castparts Corporation	400	23,960
Raytheon Company	1,300	50,622
Rockwell Collins, Inc.	1,700	55,488
Teledyne Technologies, Inc. *	300	8,004
Triumph Group, Inc.	300	11,460
United Technologies Corporation	4,610	198,138

		964,188

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,700	47,226
Bunge, Ltd.	300	16,995

		64,221

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	800	36,488
Expeditors International of Washington, Inc.	2,300	65,067
United Parcel Service, Inc. (Cl.B)	5,800	285,476
UTi Worldwide, Inc.	900	10,755

		397,786

Airlines - 0.1%
Airtran Holdings, Inc. *	900	4,095
AMR Corporation *	700	2,233
Gol Linhas Aereas Inteligentes S.A. ADR	1,300	3,679
Skywest, Inc.	400	4,976
Southwest Airlines Company	5,900	37,347

		52,330

Apparel Retail - 0.0%
American Eagle Outfitters, Inc. *	700	8,568
J Crew Group, Inc. *	300	3,954
Ross Stores, Inc.	500	17,940
Tween Brands, Inc. *	400	856

		31,318

Apparel, Accessories & Luxury Goods - 0.1%
Anvil Holdings, Inc.1,*	30	45
Coach, Inc.	2,400	40,080
Fossil, Inc. *	500	7,850

		47,975

Application Software - 0.5%
Autodesk, Inc. *	12,600	211,806
Cadence Design Systems, Inc. *	1,900	7,980
Factset Research Systems, Inc.	220	10,998
Jack Henry & Associates, Inc.	800	13,056
Salary.com, Inc. *	1,000	1,400
Salesforce.com, Inc. *	3,100	101,463
Symyx Technologies *	1,300	5,785
Taleo Corporation *	500	5,910

		358,398

Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	2,340	47,947
Bank of New York Mellon Corporation	2,500	70,625
BlackRock, Inc.	50	6,502
Eaton Vance Corporation	500	11,425
Franklin Resources, Inc.	500	26,935
Invesco, Ltd.	5,500	76,230
Northern Trust Corporation	1,500	89,730
State Street Corporation	2,000	61,560
Waddell & Reed Financial, Inc.	500	9,035

		399,989

Auto Parts & Equipment - 0.1%
Gentex Corporation	1,200	11,952
Johnson Controls, Inc.	3,800	45,600

		57,552

Automobile Manufacturers - 0.0%
Thor Industries, Inc.	200	3,124
Winnebago Industries	500	2,655

		5,779

Automotive Retail - 0.1%
AutoZone, Inc. *	200	32,524
Carmax, Inc. *	600	7,464

		39,988

Biotechnology - 1.2%
Alkermes, Inc. *	800	9,704
Amgen, Inc. *	4,610	228,287
Biogen Idec, Inc. *	1,100	57,662
BioMarin Pharmaceutical, Inc. *	500	6,175
Celgene Corporation *	3,400	150,960
Cephalon, Inc. *	500	34,050
Gilead Sciences, Inc. *	6,200	287,184
Human Genome Sciences, Inc. *	3,400	2,822
Incyte Corporation, Ltd. *	800	1,872
Martek Biosciences Corporation	300	5,475
Maxygen, Inc. *	800	5,440
Senomyx, Inc. *	2,000	3,180
Vertex Pharmaceuticals, Inc. *	900	25,857

		818,668

Brewers - 0.1%
Boston Beer Company, Inc. *	400	8,344
Compania Cervecerias Unidas S.A. ADR	1,300	36,530

		44,874

Broadcasting - 0.1%
Discovery Communications, Inc.*	1,883	30,166
Discovery Communications, Inc. (Cl. C) *	2,583	37,841

		68,007

Building Products - 0.1%
Masco Corporation	5,000	34,900
Universal Forest Products, Inc.	400	10,644
USG Corporation *	400	3,044

		48,588

Cable & Satellite - 0.4%
Cablevision Systems Corporation	3,000	38,820
DIRECTV Group, Inc. *	1,100	25,069
DISH Network Corporation *	600	6,666
Liberty Global, Inc. *	775	11,284
Liberty Media Corporation - Entertainment *	500	9,975

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3%(continued)
Cable & Satellite - 0.4% (continued)
Scripps Networks Interactive, Inc. *	700	$15,757
Time Warner Cable, Inc.	6,741	167,185

		274,756

Casinos & Gaming - 0.1%
International Game Technology	4,200	38,724
MGM Mirage *	2,701	6,293

		45,017

Coal & Consumable Fuels - 0.1%
Arch Coal, Inc.	600	8,022
Consol Energy, Inc.	1,500	37,860
Foundation Coal Holdings, Inc.	400	5,740
Peabody Energy Corporation	900	22,536
Westmoreland Coal Company *	700	5,019

		79,177

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	600	8,712

Communications Equipment - 1.5%
Blue Coat Systems, Inc. *	400	4,804
Cisco Systems, Inc. *	12,300	206,271
Corning, Inc.	9,800	130,046
F5 Networks, Inc. *	700	14,665
Finisar Corporation *	4,100	1,804
Ixia *	1,500	7,755
JDS Uniphase Corporation *	11,100	36,075
Juniper Networks, Inc. *	8,300	124,998
Motorola, Inc.	19,700	83,331
Palm, Inc. *	2,500	21,550
Qualcomm, Inc.	8,900	346,299

		977,598

Computer & Electronics Retail - 0.0%
Best Buy Company, Inc.	500	18,980

Computer Hardware - 2.2%
Apple, Inc. *	4,500	473,040
Avid Technology, Inc. *	600	5,484
Dell, Inc. *	13,000	123,240
Hewlett-Packard Company	10,700	343,042
International Business Machines Corporation	5,920	573,588

		1,518,394

Computer Storage & Peripherals - 0.2%
EMC Corporation *	9,500	108,300
Isilon Systems, Inc. *	1,500	3,300
SanDisk Corporation *	800	10,120

		121,720

Construction & Engineering - 0.1%
Fluor Corporation	1,000	34,550
Foster Wheeler AG *	1,000	17,470
Insituform Technologies, Inc. *	700	10,948
Quanta Services, Inc. *	1,200	25,740

		88,708

Construction & Farm Machinery & Heavy Trucks - 0.2%
Deere & Company	3,300	108,471
Joy Global, Inc.	400	8,520
Oshkosh Truck Corporation	640	4,314
Paccar, Inc.	1,600	41,216

		162,521

Construction Materials - 0.1%
Vulcan Materials Company	800	35,432

Consumer Electronics - 0.0%
Harman International Industries, Inc.	400	5,412

Consumer Finance - 0.2%
American Express Company	6,700	91,321
SLM Corporation *	9,600	47,520

		138,841

Data Processing & Outsourced Services - 0.7%
Automatic Data Processing, Inc.	2,600	91,416
Computer Sciences Corporation *	200	7,368
Fidelity National Information Services, Inc.	1,300	23,660
Fiserv, Inc. *	1,000	36,460
Global Payments, Inc.	400	13,364
Heartland Payment Systems, Inc.	800	5,288
Mastercard, Inc.	600	100,488
Paychex, Inc.	1,400	35,938
Visa, Inc.	1,200	66,720
Western Union Company	4,700	59,079

		439,781

Department Stores - 0.2%
Kohl’s Corporation *	3,170	134,154

Distributors - 0.0%
Genuine Parts Company	500	14,930

Diversified Banks - 0.5%
Barclays plc ADR	6,000	51,000
Comerica, Inc.	1,600	29,296
U.S. Bancorp	1,000	14,610
Wells Fargo & Company	16,991	241,952

		336,858

Diversified Chemicals - 0.2%
Cabot Corporation	630	6,621
Dow Chemical Company	3,400	28,662
E.I. Du Pont de Nemours & Company	5,351	119,488

		154,771

Diversified Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,969	113,149

Diversified Real Estate Activities - 0.0%
St. Joe Company *	500	8,370

Drug Retail - 0.5%
CVS Caremark Corporation	8,868	243,781
Walgreen Company	2,600	67,496

		311,277

Education Services - 0.1%
Apollo Group, Inc. *	900	70,497
Corinthian Colleges, Inc. *	900	17,505

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3% (continued)
Education Services - 0.1% (continued)
DeVry, Inc.	100	$4,818

		92,820

Electric Utilities - 1.4%
Allegheny Energy, Inc.	1,800	41,706
American Electric Power Company, Inc.	1,500	37,890
Duke Energy Corporation	4,600	65,872
Entergy Corporation	1,800	122,562
Exelon Corporation	2,800	127,092
FirstEnergy Corporation	1,200	46,320
FPL Group, Inc.	3,200	162,336
Great Plains Energy, Inc.	1,100	14,817
Pinnacle West Capital Corporation	1,100	29,216
PPL Corporation	3,400	97,614
Southern Company	4,100	125,542

		870,967

Electrical Components & Equipment - 0.1%
AO Smith Corporation	500	12,590
Baldor Electric Company	400	5,796
Belden, Inc.	180	2,252
BTU International, Inc. *	900	3,015
Emerson Electric Company	2,300	65,734
General Cable Corporation *	300	5,946

		95,333

Electronic Components - 0.0%
AVX Corporation	1,400	12,712

Electronic Equipment & Instruments - 0.0%
Agilent Technologies, Inc. *	1,900	29,203

Electronic Manufacturing Services - 0.2%
Cyberoptics Corporation *	1,400	6,860
Plexus Corporation *	500	6,910
Tyco Electronics, Ltd.	8,175	90,252

		104,022

Environmental & Facilities Services - 0.4%
Covanta Holding Corporation *	800	10,472
Republic Services, Inc.	11,500	197,225
Stericycle, Inc. *	900	42,957
Waste Connections, Inc. *	400	10,280

		260,934

Fertilizers & Agricultural Chemicals - 0.5%
American Vanguard Corporation	1,100	14,190
Monsanto Company	2,800	232,680
Mosaic Company	650	27,287
Potash Corporation of Saskatchewan, Inc.	400	32,324

		306,481

Food Distributors - 0.1%
Sysco Corporation	3,200	72,960

Food Retail - 0.1%
Casey’s General Stores, Inc.	500	13,330
Kroger Company	2,100	44,562
Pantry, Inc. *	300	5,283
Supervalu, Inc.	1,900	27,132

		90,307

Footwear - 0.1%
Nike, Inc. (Cl.B)	1,680	78,775

Forest Products - 0.0%
Weyerhaeuser Company	1,000	27,570

Gas Utilities - 0.0%
National Fuel Gas Company	500	15,335
Southwest Gas Corporation	700	14,749

		30,084

General Merchandise Stores - 0.1%
Dollar Tree, Inc. *	300	13,365
Target Corporation	2,300	79,097

		92,462

Gold - 0.1%
Allied Nevada Gold Corporation *	1,000	5,850
Newmont Mining Corporation	1,600	71,616

		77,466

Health Care Distributors - 0.2%
Cardinal Health, Inc.	1,600	50,368
Henry Schein, Inc. *	400	16,004
McKesson Corporation	1,700	59,568

		125,940

Health Care Equipment - 1.3%
Aspect Medical Systems, Inc. *	1,100	4,609
Baxter International, Inc.	3,400	174,147
Becton Dickinson & Company	900	60,516
Boston Scientific Corporation *	6,100	48,495
Covidien, Ltd.	3,375	112,185
CR Bard, Inc.	600	47,832
Edwards Lifesciences Corporation *	260	15,764
Gen-Probe, Inc. *	250	11,395
Hologic, Inc. *	728	9,530
Hospira, Inc. *	600	18,516
Intuitive Surgical, Inc. *	200	19,072
Medtronic, Inc.	5,700	167,979
Micrus Endovascular Corporation *	800	4,776
ResMed, Inc. *	400	14,136
St. Jude Medical, Inc. *	2,500	90,825
STERIS Corporation	700	16,296
Stryker Corporation	1,600	54,464
Thoratec Corporation *	500	12,845

		883,382

Health Care Facilities - 0.0%
Community Health Systems, Inc. *	400	6,136
LifePoint Hospitals, Inc. *	600	12,516

		18,652

Health Care Services - 0.3%
DaVita, Inc. *	400	17,580
Express Scripts, Inc. *	1,700	78,489
Healthways, Inc. *	300	2,631
Medco Health Solutions, Inc. *	2,600	107,484
Omnicare, Inc.	510	12,490

		218,674

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3% (continued)
Health Care Supplies - 0.0%
Dentsply International, Inc.	1,000	$26,850

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	600	19,962

Home Entertainment Software - 0.1%
Activision Blizzard, Inc. *	1,866	19,518
Electronic Arts, Inc. *	1,900	34,561

		54,079

Home Furnishings - 0.0%
Mohawk Industries, Inc. *	160	4,779

Home Improvement Retail - 0.7%
Home Depot, Inc.	8,750	206,150
Lowe’s Companies, Inc.	12,800	233,601
Sherwin-Williams Company	300	15,591

		455,342

Homebuilding - 0.1%
KB Home	1,600	21,088
Lennar Corporation	2,500	18,775
Toll Brothers, Inc. *	800	14,528

		54,391

Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc. *	4,800	118,800
Rent-A-Center, Inc. *	800	15,496
Williams-Sonoma, Inc.	600	6,048

		140,344

Hotels, Resorts & Cruise Lines - 0.2%
Choice Hotels International, Inc.	400	10,328
Gaylord Entertainment Company *	300	2,499
Marriott International, Inc.	5,600	91,616

		104,443

Household Appliances - 0.0%
Stanley Works	600	17,472

Household Products - 1.4%
Clorox Company	1,900	97,812
Colgate-Palmolive Company	1,400	82,572
Energizer Holdings, Inc. *	300	14,907
Kimberly-Clark Corporation	2,900	133,719
Procter & Gamble Company	12,373	582,645

		911,655

Housewares & Specialties - 0.1%
Fortune Brands, Inc.	1,700	41,735

Human Resources & Employment Services - 0.1%
Manpower, Inc.	400	12,612
Monster Worldwide, Inc.*	600	4,890
Robert Half International, Inc.	1,500	26,745

		44,247

Hypermarkets & Super Centers - 1.0%
BJ’s Wholesale Club, Inc. *	400	12,796
Costco Wholesale Corporation	1,000	46,320
Wal-Mart Stores, Inc.	11,200	583,520

		642,636

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	2,600	53,716
Mirant Corporation *	820	9,348
NRG Energy, Inc. *	5,500	96,800
Reliant Energy, Inc. *	1,800	5,742

		165,606

Industrial Conglomerates - 0.9%
3M Company	3,600	178,992
General Electric Company	37,400	378,114
McDermott International, Inc. *	2,000	26,780
Tyco International, Ltd.	1,575	30,807

		614,693

Industrial Gases - 0.3%
AirGas, Inc.	100	3,381
Praxair, Inc.	2,600	174,954

		178,335

Industrial Machinery - 0.4%
3D Systems Corporation *	800	5,272
Actuant Corporation	580	5,991
Danaher Corporation	3,300	178,926
Harsco Corporation	460	10,198
Illinois Tool Works, Inc.	1,300	40,105
John Bean Technologies Corporation	108	1,130
Nordson Corporation	400	11,372

		252,994

Industrial REIT’s - 0.0%
AMB Property Corporation	900	12,960
EastGroup Properties, Inc.	400	11,228

		24,188

Insurance Brokers - 0.3%
AON Corporation	3,300	134,706
Marsh & McLennan Companies, Inc.	2,500	50,625

		185,331

Integrated Oil & Gas - 4.9%
BP plc ADR	3,600	144,360
Chevron Corporation	10,350	695,934
ConocoPhillips	3,900	152,724
Exxon Mobil Corporation	24,380	1,660,277
Hess Corporation	1,000	54,200
Murphy Oil Corporation	3,100	138,787
Occidental Petroleum Corporation	3,000	166,950
Royal Dutch Shell plc (Cl.B) ADR	4,217	183,903
Suncor Energy, Inc.	3,000	66,630

		3,263,765

Integrated Telecommunication Services - 1.5%
AT&T, Inc.	34,692	874,238
Verizon Communications, Inc.	3,100	93,620

		967,858

Internet Retail - 0.4%
Amazon.com, Inc. *	3,300	242,352
Drugstore.com *	4,000	4,680
Expedia, Inc. *	4,900	44,492

		291,524

Internet Software & Services - 0.7%
Art Technology Group, Inc. *	2,600	6,630
Digital River, Inc. *	200	5,964

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3% (continued)
Internet Software & Services - 0.7% (continued)
Google, Inc. *	1,110	$386,347
VeriSign, Inc. *	3,700	69,819
Websense, Inc. *	700	8,400

		477,160

Investment Banking & Brokerage - 0.8%
Charles Schwab Corporation	8,000	124,000
Goldman Sachs Group, Inc.	2,600	275,652
Morgan Stanley	4,700	107,019
Raymond James Financial, Inc.	700	13,790
Stifel Financial Corporation *	335	14,509

		534,970

IT Consulting & Other Services - 0.2%
Accenture, Ltd.	3,600	98,964
RightNow Technologies, Inc. *	500	3,785

		102,749

Leisure Products - 0.1%
Hasbro, Inc.	1,100	27,577
Mattel, Inc.	400	4,612
Pool Corporation	712	9,541

		41,730

Life & Health Insurance - 0.2%
Aflac, Inc.	3,200	61,952
Lincoln National Corporation	2,400	16,056
MetLife, Inc.	1,600	36,432
StanCorp Financial Group, Inc.	400	9,112
Sun Life Financial, Inc.	1,100	19,646

		143,198

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. *	160	4,354
Covance, Inc. *	300	10,689
Illumina, Inc. *	500	18,620
Life Technologies Corporation *	900	29,231
Techne Corporation	270	14,772
Waters Corporation *	700	25,865

		103,531

Managed Health Care - 0.6%
Aetna, Inc.	1,400	34,062
AMERIGROUP Corporation *	400	11,016
Cigna Corporation	2,300	40,457
Humana, Inc. *	1,600	41,728
UnitedHealth Group, Inc.	4,200	87,906
WellPoint, Inc. *	4,500	170,865

		386,034

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	700	4,298
Owens-Illinois, Inc. *	100	1,444

		5,742

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	3,700	49,543

Movies & Entertainment - 0.5%
Ascent Media Corporation *	198	4,950
News Corporation	3,700	24,494
Time Warner, Inc.	7,599	146,665
Viacom, Inc. (Cl.B) *	1,400	24,332
Walt Disney Company	6,200	112,592

		313,033

Multi-Line Insurance - 0.1%
Assurant, Inc.	1,400	30,492
Hartford Financial Services Group, Inc.	1,300	10,205
Loews Corporation	1,900	41,990

		82,687

Multi-Utilities - 0.4%
Alliant Energy Corporation	700	17,283
Centerpoint Energy, Inc.	5,100	53,193
NiSource, Inc.	1,200	11,760
OGE Energy Corporation	600	14,292
PG&E Corporation	100	3,822
Public Service Enterprise Group, Inc.	1,900	55,993
Sempra Energy	1,500	69,360
TECO Energy, Inc.	5,400	60,210

		285,913

Office REIT’s - 0.1%
Boston Properties, Inc.	900	31,527
Duke Realty Corporation	1,900	10,450
SL Green Realty Corporation	551	5,951

		47,928

Office Services & Supplies - 0.0%
American Reprographics Company *	1,300	4,602
Herman Miller, Inc.	400	4,264

		8,866

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.	300	18,858
Helmerich & Payne, Inc.	600	13,662
Nabors Industries, Ltd. *	1,300	12,987

		45,507

Oil & Gas Equipment & Services - 0.9%
Baker Hughes, Inc.	2,900	82,795
BJ Services Company	3,800	37,810
Complete Production Services, Inc. *	1,000	3,080
FMC Technologies, Inc. *	2,842	89,154
Schlumberger, Ltd.	8,000	324,960
Smith International, Inc.	2,500	53,700

		591,499

Oil & Gas Exploration & Production - 0.8%
Cabot Oil & Gas Corporation	1,600	37,712
Concho Resources, Inc. *	500	12,795
Devon Energy Corporation	1,500	67,035
EOG Resources, Inc.	2,000	109,520
Forest Oil Corporation *	500	6,575
GeoMet, Inc. *	2,600	1,508
Mariner Energy, Inc. *	400	3,100
Newfield Exploration Company *	3,620	82,174
Range Resources Corporation	800	32,928
Ultra Petroleum Corporation *	500	17,945
Whiting Petroleum Corporation *	300	7,755
XTO Energy, Inc.	4,375	133,963

		513,010

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3% (continued)
Oil & Gas Refining & Marketing - 0.1%
Holly Corporation	500	$10,600
Sunoco, Inc.	300	7,944
Valero Energy Corporation	2,900	51,910

		70,454

Oil & Gas Storage & Transportation - 0.2%
Spectra Energy Corporation	6,300	89,082
Williams Companies, Inc.	3,400	38,692

		127,774

Other Diversified Financial Services - 1.4%
Bank of America Corporation	41,278	281,516
JPMorgan Chase & Company	22,136	588,374

		869,890

Packaged Foods & Meats - 0.4%
JM Smucker Company	1,449	54,004
Kraft Foods, Inc.	7,425	165,503
Sara Lee Corporation	2,000	16,160
Tootsie Roll Industries, Inc.	609	13,222

		248,889

Paper Products - 0.1%
Clearwater Paper Corporation *	930	7,468
Domtar Corporation *	2,000	1,900
International Paper Company	3,600	25,344
MeadWestvaco Corporation	1,500	17,985

		52,697

Personal Products - 0.2%
Avon Products, Inc.	6,200	119,226

Pharmaceuticals - 4.2%
Abbott Laboratories	6,200	295,740
Allergan, Inc.	2,200	105,072
Bristol-Myers Squibb Company	9,200	201,664
Elan Corporation plc ADR *	2,500	16,600
Eli Lilly & Company	4,440	148,340
GlaxoSmithKline plc ADR	4,900	152,243
Johnson & Johnson	12,458	655,292
Medicines Company *	500	5,420
Medicis Pharmaceutical Corporation	400	4,948
Merck & Company, Inc.	11,900	318,325
Pfizer, Inc.	13,473	183,502
Schering-Plough Corporation	10,000	235,500
Sepracor, Inc. *	530	7,770
Valeant Pharmaceuticals International *	700	12,453
Warner Chilcott, Ltd. *	1,600	16,832
Wyeth	7,700	331,408

		2,691,109

Property & Casualty Insurance - 0.5%
Axis Capital Holdings, Ltd.	400	9,016
Chubb Corporation	2,300	97,336
Employers Holdings, Inc.	500	4,770
Infinity Property & Casualty Corporation	310	10,518
Markel Corporation *	60	17,033
ProAssurance Corporation *	300	13,986
SeaBright Insurance Holdings, Inc. *	800	8,368
Selective Insurance Group	500	6,080
Travelers Companies, Inc.	4,014	163,129
W.R. Berkley Corporation	200	4,510
White Mountains Insurance Group, Ltd.	10	1,719

		336,465

Publishing - 0.0%
McGraw-Hill Companies, Inc.	800	18,296
Scholastic Corporation	400	6,028

		24,324

Railroads - 0.5%
Burlington Northern Santa Fe Corporation	800	48,120
Canadian National Railway Company	500	17,725
CSX Corporation	1,900	49,115
Norfolk Southern Corporation	700	23,625
Union Pacific Corporation	4,000	164,440

		303,025

Regional Banks - 0.4%
Citizens Republic Bancorp, Inc.	1,300	2,015
City National Corporation	300	10,131
Commerce Bancshares, Inc.	385	13,976
East West Bancorp, Inc.	400	1,828
First Horizon National Corporation	4,223	45,353
Glacier Bancorp, Inc.	800	12,568
Home Bancshares, Inc.	556	11,103
Keycorp	8,400	66,108
Marshall & Ilsley Corporation	3,099	17,447
Pinnacle Financial Partners, Inc. *	400	9,484
PNC Financial Services Group, Inc.	500	14,645
Popular, Inc.	1,500	3,270
Provident Bankshares Corporation	800	5,640
Sandy Spring Bancorp, Inc.	600	6,696
Signature Bank NY *	500	14,115
SunTrust Banks, Inc.	2,100	24,654
UCBH Holdings, Inc.	1,800	2,718
Westamerica Bancorporation	300	13,668
Western Alliance Bancorp *	600	2,736
Wilmington Trust Corporation	500	4,845

		283,000

Reinsurance - 0.0%
Everest Re Group, Ltd.	200	14,160

Research & Consulting Services - 0.1%
Advisory Board Company *	500	8,290
Corporate Executive Board Company	270	3,915
FTI Consulting, Inc. *	300	14,844
Huron Consulting Group, Inc. *	200	8,486
Navigant Consulting, Inc. *	700	9,149

		44,684

Residential REIT’s - 0.1%
Camden Property Trust	500	10,790
Equity Residential	2,700	49,545

		60,335

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3% (continued)
Restaurants - 0.7%
McDonald’s Corporation	4,400	$240,108
Sonic Corporation *	600	6,012
Starbucks Corporation *	8,000	88,880
Yum! Brands, Inc.	3,600	98,928

		433,928

Retail REIT’s - 0.2%
Regency Centers Corporation	400	10,628
Simon Property Group, Inc.	2,457	85,103
Weingarten Realty Investors	900	8,568

		104,299

Semiconductor Equipment - 0.2%
Advanced Energy Industries, Inc. *	900	6,777
Applied Materials, Inc.	6,700	72,025
Cymer, Inc. *	500	11,130
Kla-Tencor Corporation	1,100	22,000
MEMC Electronic Materials, Inc. *	1,100	18,139
Varian Semiconductor Equipment Associates, Inc. *	650	14,079

		144,150

Semiconductors - 1.1%
Advanced Micro Devices, Inc. *	10,600	32,330
Analog Devices, Inc.	2,300	44,321
Broadcom Corporation *	1,400	27,972
Intel Corporation	21,600	325,080
Intersil Corporation	700	8,050
Marvell Technology Group, Ltd. *	5,300	48,548
Maxim Integrated Products, Inc.	1,200	15,840
National Semiconductor Corporation	6,600	67,782
Nvidia Corporation *	3,600	35,496
Semtech Corporation *	1,000	13,350
Texas Instruments, Inc.	6,700	110,617
Zoran Corporation *	889	7,823

		737,209

Soft Drinks - 1.5%
Coca-Cola Company	10,500	461,475
Coca-Cola Enterprises, Inc.	4,600	60,674
Dr Pepper Snapple Group, Inc. *	3,400	57,494
Pepsi Bottling Group, Inc.	2,500	55,350
PepsiCo, Inc.	8,500	437,580
Reed’s, Inc. *	1,700	1,683

		1,074,256

Specialized Consumer Services - 0.1%
H&R Block, Inc.	3,000	54,570
Jackson Hewitt Tax Service, Inc.	400	2,088

		56,658

Specialized Finance - 0.2%
CME Group, Inc.	250	61,598
Interactive Brokers Group, Inc. *	300	4,839
IntercontinentalExchange, Inc. *	300	22,341
Moody’s Corporation	400	9,168
NASDAQ OMX Group, Inc. *	900	17,622

		115,568

Specialized REIT’s - 0.0%
LaSalle Hotel Properties	1,000	5,840
Potlatch Corporation	555	12,870

		18,710

Specialty Chemicals - 0.1%
Albemarle Corporation	500	10,885
Arch Chemicals, Inc.	600	11,376
International Flavors & Fragrances, Inc.	800	24,368
Rohm & Haas Company	100	7,884
Sigma-Aldrich Corporation	600	22,674

		77,187

Specialty Stores - 0.1%
AC Moore Arts & Crafts, Inc. *	1,400	2,646
Dick’s Sporting Goods, Inc. *	560	7,991
Hibbett Sports, Inc. *	700	13,454
Staples, Inc.	1,100	19,921

		44,012

Steel - 0.2%
AK Steel Holding Corporation	1,300	9,256
Carpenter Technology Corporation	300	4,236
Cliffs Natural Resources, Inc.	400	7,264
Haynes International, Inc. *	200	3,564
Nucor Corporation	2,600	99,242
Steel Dynamics, Inc.	1,000	8,810

		132,372

Systems Software - 1.5%
Ariba, Inc. *	800	6,984
Microsoft Corporation	44,400	815,628
Red Hat, Inc. *	9,600	171,264

		993,876

Technology Distributors - 0.0%
SYNNEX Corporation *	600	11,802
Tech Data Corporation *	500	10,890

		22,692

Textiles - 0.0%
Culp, Inc. *	900	2,772

Thrifts & Mortgage Finance - 0.0%
BankAtlantic Bancorp, Inc.	400	804
Brooklyn Federal Bancorp, Inc.	100	1,103
Cooperative Bankshares, Inc.	1,300	1,027
ESSA Bancorp, Inc.	100	1,331
First Defiance Financial Corporation	200	1,208
Kentucky First Federal Bancorp	200	2,054
Louisiana Bancorp, Inc. *	200	2,560
MutualFirst Financial, Inc.	100	480

		10,567

Tobacco - 0.9%
Alliance One International, Inc. *	1,700	6,528
Altria Group, Inc.	10,800	173,016
Lorillard, Inc.	800	49,392
Philip Morris International, Inc.	10,630	378,215

		607,151

Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	700	11,809
H&E Equipment Services, Inc. *	400	2,620

		14,429

Trucking - 0.0%
Dollar Thrifty Automotive Group, Inc. *	600	696
Knight Transportation, Inc. *	1,000	15,160

		15,856

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.3% (continued)
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV ADR	2,400	$64,992
American Tower Corporation *	1,930	58,730
Crown Castle International Corporation *	4,000	81,640
Leap Wireless International, Inc. *	200	6,974
MetroPCS Communications, Inc. *	6,900	117,852
NII Holdings, Inc. *	1,400	21,000
NTELOS Holdings Corporation	700	12,698
SBA Communications Corporation *	200	4,660
Sprint Nextel Corporation *	34,800	124,236
Vodafone Group plc ADR	11,400	198,588

		691,370

TOTAL COMMON STOCKS (cost $46,879,562)		$34,700,504

FOREIGN STOCKS - 12.6%
Australia - 0.7%
Australia & New Zealand Banking Group, Ltd.	6,913	$75,703
Beach Petroleum, Ltd.	45,000	27,533
BHP Billiton, Ltd.	4,098	90,921
Boral, Ltd.	7,150	17,946
CSL, Ltd. *	3,752	84,758
Goodman Fielder, Ltd.	26,795	19,469
Harvey Norman Holdings, Ltd.	14,141	25,268
Lion Nathan, Ltd.	10,677	59,983
Macquarie Group, Ltd. [2]	1,988	37,389
Mirvac Group [2]	15,221	8,996
Pacific Brands, Ltd.	20,696	3,525
QBE Insurance Group, Ltd.	5,140	68,868
Rio Tinto, Ltd.	1,289	50,700
Suncorp-Metway, Ltd.	5,464	22,794
Telstra Corporation, Ltd.	14,687	32,780

		626,633

Belgium - 0.0%
Umicore	1,732	31,994

Bermuda - 0.2%
Esprit Holdings, Ltd.	8,500	43,319
Sun’s Group, Ltd. *	197,000	74,472

		117,791

Canada - 0.0%
Sun Life Financial, Inc.	1,600	28,982

Cayman Islands - 0.2%
Hutchison Telecommunications International, Ltd.	161,000	50,269
Subsea 7, Inc. *	5,600	35,918

		86,187

China - 0.2%
China Oilfield Services, Ltd.	88,000	69,599
China Railway Construction Corporation, Ltd. *	50,500	65,937

		135,536

Finland - 0.2%
Cargotec Corporation (Cl.B)	1,586	14,749
Nokia Oyj	3,418	40,321
Sanoma Oyj	3,558	45,471

		100,541

France - 1.5%
Alcatel-Lucent	13,256	24,971
AXA S.A.	3,909	46,996
BNP Paribas	2,209	91,324
Bouygues S.A.	1,941	69,414
Bureau Veritas S.A.	1,078	40,814
CNP Assurances	1,012	63,858
EDF Energies Nouvelles S.A.	912	34,372
France Telecom S.A.	3,383	77,075
GDF Suez	2,238	76,855
L’Oreal S.A.	1,172	80,651
Pernod-Ricard S.A.	1,645	91,729
PPR	1,155	74,080
Sanofi-Aventis S.A.	2,783	156,683
Societe Generale	1,070	41,933
Total S.A.	2,712	134,835
Unibail-Rodamco	493	69,835

		1,175,425

Germany - 1.1%
Adidas AG	2,174	72,375
BASF AG	2,317	70,149
Bayerische Motoren Werke AG *	2,208	63,916
Deutsche Bank AG *	1,100	44,278
E.ON AG	5,617	156,029
Fresenius SE	1,382	63,450
Merck KGAA	586	51,816
Muenchener Rueckversicherungs AG	667	81,343
Volkswagen AG	460	26,485
Wacker Chemie AG	565	46,934

		676,775

Hong Kong - 0.3%
China Overseas Land & Investment, Ltd.	33,760	52,966
Hong Kong & China Gas Company, Ltd.	36,000	56,759
Hutchison Whampoa, Ltd.	8,700	42,654
Television Broadcasts, Ltd.	7,000	22,353

		174,732

Ireland - 0.0%
Allied Irish Banks plc	22,311	17,784
DCC plc	4,168	63,123

		80,907

Italy - 0.4%
Finmeccanica SpA	4,646	57,831
Intesa Sanpaolo SpA	22,140	60,957
Prysmian SpA	3,931	39,166
Saipem SpA	3,192	56,821

		214,775

Japan - 3.0%
Air Water, Inc.	3,000	26,126
Aisin Seiki Company, Ltd.	1,600	24,991
Aoyama Trading Company, Ltd.	1,100	14,358
Asahi Kasei Corporation	7,000	25,106
Astellas Pharma, Inc.	1,500	45,767
Bank of Yokohama, Ltd.	10,000	42,231
Benesse Corporation	1,400	51,202
Canon, Inc.	900	25,642
Central Japan Railway Company	7	39,180
Chugai Pharmaceutical Company, Ltd.	2,800	46,959
Fanuc, Ltd.	400	26,794
Goldcrest Company, Ltd.	1,410	30,770

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.6% (continued)
Japan - 3.0% (continued)
Hamamatsu Photonics KK	2,200	$41,052
Hitachi Chemical Company, Ltd.	2,800	33,324
Honda Motor Company, Ltd.	2,000	46,777
Hosiden Corporation	4,100	40,138
House Foods Corporation	1,900	26,260
Jupiter Telecommunications Company, Ltd.	109	72,461
KDDI Corporation	18	84,017
Kirin Holdings Company, Ltd.	5,000	52,637
Kobayashi Pharmaceutical Company, Ltd.	1,100	36,118
Kobe Steel, Ltd.	25,000	31,825
Koito Manufacturing Company, Ltd.	4,000	28,369
Lawson, Inc.	1,400	57,709
Makita Corporation	1,100	24,449
Mitsubishi Corporation	5,700	73,999
Mitsubishi Electric Corporation	12,000	53,466
Mitsui & Company, Ltd.	6,000	59,770
Mitsui Fudosan Company, Ltd.	4,000	43,120
Modec, Inc.	1,500	19,853
Nikon Corporation	3,000	33,522
Nintendo Company, Ltd.	300	86,230
Nippon Electric Glass Company, Ltd.	8,000	55,445
Nippon Yusen KK	6,000	22,853
NS Solutions Corporation	1,600	17,927
Rohto Pharmaceutical Company, Ltd.	3,000	27,036
Sony Financial Holdings, Inc.	16	42,514
Sumco Corporation	3,800	55,361
Sumitomo Mitsui Financial Group, Inc.	1,100	37,897
Sumitomo Trust & Banking Company, Ltd.	12,000	45,221
Terumo Corporation	900	33,007
Toho Pharmaceutical Company, Ltd.	900	8,611
Tokio Marine Holdings, Inc.	1,800	43,554
Toshiba Machine Company, Ltd.	5,000	14,649
Tosoh Corporation	10,000	18,792
Toyota Motor Corporation	3,600	113,478
Wacom Company, Ltd.	25	26,066

		1,906,633

Jersey - 0.1%
Charter International plc	3,523	23,050
WPP plc	7,264	40,882

		63,932

Mexico - 0.0%
Cemex S.A. de CV *	11,396	7,146

Netherlands - 0.2%
ASML Holding N.V.	2,592	45,969
Fugro N.V.	917	29,176
ING Groep N.V.	2,913	16,060
Koninklijke Philips Electronics N.V.	3,135	46,145

		137,350

Norway - 0.6%
DnB NOR ASA *	7,400	33,312
Orkla ASA	5,800	39,876
StatoilHydro ASA	7,400	130,935
Tandberg ASA	3,600	53,091
Telenor ASA	7,200	41,251

		298,465

Republic of Korea - 0.2%
LG Display Company, Ltd.	2,000	40,850
Samsung Electronics Company, Ltd.	103	42,600

		83,450

Singapore - 0.3%
DBS Group Holdings, Ltd.	7,000	38,890
Jardine Cycle & Carriage, Ltd.	3,000	23,354
SembCorp Industries, Ltd.	37,900	58,560
StarHub, Ltd.	26,250	34,000
Venture Corporation, Ltd.	4,000	13,255

		168,059

Spain - 0.6%
Acciona S.A.	235	24,179
Banco Santander S.A.	11,397	78,579
Iberdrola Renovables S.A. *	21,950	90,978
Industria de Diseno Textil S.A.	1,367	53,300
Telefonica S.A.	7,183	143,326

		390,362

Sweden - 0.3%
Autoliv, Inc.	1,050	19,002
Elekta AB	5,827	58,662
Nordea Bank AB	6,823	34,033
SSAB Svenskt Stal AB	5,466	46,549
Swedbank AB	3,077	10,294

		168,540

Switzerland - 1.2%
ABB, Ltd.	3,294	45,982
Julius Baer Holding AG	1,842	45,310
Nestle S.A.	9,022	304,986
Roche Holding AG	1,575	216,124
Syngenta AG	269	54,211

		666,613

Taiwan, Province of China - 0.1%
Acer, Inc.	35,677	53,650

United Kingdom - 1.2%
Aegis Group plc	15,508	18,413
Arriva plc	6,136	32,641
Aviva plc	5,857	18,215
BG Group plc	3,282	49,681
BHP Billiton plc	2,700	53,694
Brown Group plc	10,229	27,813
Carillion plc	12,255	42,597
Close Brothers Group plc	2,632	20,298
Dairy Crest Group plc	11,032	41,551
GKN plc	12,923	12,701
Great Portland Estates plc	11,860	41,479
Informa plc	4,655	17,499
Intermediate Capital Group plc [2]	2,732	11,789
Logica plc	13,657	12,492
Mitchells & Butlers plc	7,451	25,818
Prudential plc	9,729	47,043
QinetiQ Group plc	19,746	37,540
Rolls-Royce Group plc	6,862	28,947
Scottish & Southern Energy plc	5,924	94,179
Standard Chartered plc	7,422	92,275
Tesco plc	28,708	137,330

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.6% (continued)
United Kingdom - 1.2% (continued)
Unilever plc	6,425	$121,503

		985,498

TOTAL FOREIGN STOCKS (cost $13,424,940)		$8,379,976

RIGHT - 0.0%
Nordea Bank
$20.75, 4/6/2009	4,285	490

TOTAL RIGHT (cost $1,114)		$490

WARRANTS - 0.0%
Anvil (Cl. A)
$1.00, 2/28/2012[1]	333	40
Anvil (Cl. B)
$1.00, 2/28/2012[1]	370	15

TOTAL WARRANTS (cost $3,850)		$55

	Principal
	Amount	Value
CORPORATE BOND - 12.8%
Aerospace & Defense - 0.3%
Bombardier, Inc.
6.75%, 2012[3,4]	$50,000	$39,749
L-3 Communications Corporation
7.63%, 2012	25,000	25,094
Lockheed Martin Corporation
4.12%, 2013	25,000	25,813
United Technologies Corporation
5.40%, 2035	20,000	18,378

		109,034

Automotive - 0.2%
DaimlerChrysler North America Holding Corporation
1.63%, 2009[5]	55,000	54,589
6.50%, 2013	30,000	27,182
Erac USA Finance Company
5.60%, 2015[1,3,4]	40,000	26,155
Hertz Corporation
10.50%, 2016	100,000	43,500

		151,426

Banking - 0.9%
Bank of New York Mellon Corporation
4.50%, 2013	35,000	34,685
BB&T Capital Trust II
6.75%, 2036	20,000	11,036
Countrywide Home Loans, Inc.
4.13%, 2009	70,000	69,173
Credit Suisse Guernsey, Ltd.
5.86%, 2049[5]	40,000	14,824
Credit Suisse USA, Inc.
5.50%, 2011	30,000	30,095
E*Trade Financial Corporation
12.50%, 2017	25,000	11,375
Fifth Third Bancorp
6.25%, 2013	35,000	33,417
JP Morgan Chase Capital XXII
6.45%, 2037	35,000	22,130
JPMorgan Chase & Company
4.75%, 2013	55,000	53,312
6.00%, 2018	75,000	75,757
Mizuho Capital Investment 1, Ltd.
6.69%, 2049[1,3,4,5]	16,000	9,613
Northern Trust Company
4.60%, 2013	25,000	25,155
Northern Trust Corporation
5.30%, 2011	30,000	30,482
5.50%, 2013	10,000	10,466
PNC Funding Corporation
5.63%, 2017	35,000	32,226
Svensk Exportkredit AB
5.13%, 2017	70,000	72,712
U.S. Bancorp
4.50%, 2010	45,000	45,255
Wells Fargo & Company
4.88%, 2011	90,000	88,953

		670,666

Basic Industry - Other - 0.1%
Cooper US, Inc.
6.10%, 2017	35,000	34,353
Xstrata Finance Canada, Ltd.
5.50%, 2011[1,3,4]	35,000	29,050

		63,403

Brokerage - 0.8%
Citigroup, Inc.
5.50%, 2012	37,000	32,979
5.50%, 2013	45,000	39,536
Goldman Sachs Group, Inc.
6.15%, 2018	155,000	141,579
6.35%, 2034	30,000	17,711
Jefferies Group, Inc.
5.88%, 2014	20,000	15,893
6.25%, 2036	35,000	19,227
Merrill Lynch & Company, Inc.
5.45%, 2013	35,000	28,692
6.88%, 2018	85,000	66,478
7.75%, 2038	35,000	20,777
Morgan Stanley
6.00%, 2015	100,000	94,412
Willis North America, Inc.
6.20%, 2017	25,000	17,523

		494,807

Building Materials - 0.2%
CRH America, Inc.
6.00%, 2016	50,000	35,255
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017	50,000	46,750
Gibraltar Industries, Inc.
8.00%, 2015	25,000	13,500
Lafarge S.A.
6.15%, 2011	20,000	17,600

		113,105

Chemicals - 0.3%
Air Products & Chemicals, Inc.
4.15%, 2013	30,000	29,789
E.I. Du Pont de Nemours & Company
5.60%, 2036	50,000	42,720

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Chemicals - 0.3% (continued)
Nalco Company
7.75%, 2011	$75,000	$73,876
Praxair, Inc.
4.63%, 2015	35,000	36,327
5.20%, 2017	35,000	33,974

		216,686

Communications - Other - 0.2%
AT&T, Inc.
5.63%, 2016	90,000	90,197
Dun & Bradstreet Corporation
5.50%, 2011	25,000	25,209
Lamar Media Corporation
6.63%, 2015	100,000	73,000

		188,406

Construction Machinery - 0.1%
Caterpillar, Inc.
8.25%, 2038	5,000	5,417
Commercial Vehicle Group, Inc.
8.00%, 2013	25,000	5,500
Honeywell International, Inc.
5.30%, 2018	35,000	35,772

		46,689

Consumer Cyclical - Other - 0.0%
Hasbro, Inc.
6.30%, 2017	20,000	18,295

Consumer Noncyclical - Other - 0.1%
Bunge North America Finance, LP
5.90%, 2017	55,000	43,505

Consumer Products - 0.0%
Fortune Brands, Inc.
5.13%, 2011	15,000	14,721
Visant Corporation
7.63%, 2012	25,000	23,688

		38,409

Distributors - 0.0%
Ferrellgas Partners, LP
8.75%, 2012	25,000	21,000

Diversified Manufacturing - 0.1%
3M Company
5.70%, 2037	35,000	35,592
Hawk Corporation
8.75%, 2014[1]	25,000	25,188
United Technologies Corporation
6.13%, 2019	25,000	26,913

		87,693

Electric - 1.2%
AES Corporation
7.75%, 2014	25,000	22,375
Alabama Power Company
1.44%, 2009[5]	20,000	19,736
Appalachian Power Company
6.38%, 2036	25,000	20,486
Baltimore Gas & Electric Company
5.90%, 2016	50,000	44,460
Black Hills Corporation
6.50%, 2013	30,000	27,776
Centerpoint Energy, Inc.
7.25%, 2010	25,000	25,061
Consolidated Edison Company of New York, Inc.
6.75%, 2038	20,000	19,577
Consumers Energy Company
6.00%, 2014	25,000	25,065
Dynegy Holdings, Inc.
7.75%, 2019	25,000	16,250
El Paso Electric Company
6.00%, 2035	45,000	31,265
Energy Future Holdings Corporation
10.88%, 2017	25,000	16,125
11.25%, 2017	25,000	10,563
Illinois Power Company
6.13%, 2017	15,000	13,630
Monongahela Power Company
5.70%, 2017[1,3,4]	40,000	35,446
Northern States Power
5.25%, 2018	20,000	20,375
Pacific Gas & Electric Company
4.80%, 2014	30,000	30,158
6.35%, 2038	20,000	20,077
Public Service Electric & Gas Company
5.70%, 2036	50,000	47,211
Reliant Energy, Inc.
7.88%, 2017	25,000	19,750
Sierra Pacific Resources
7.80%, 2012[1]	25,000	24,173
Tampa Electric Company
6.15%, 2037	40,000	31,876
Texas Competitive Electric Holdings Company LLC
10.25%, 2015	50,000	25,000
Union Electric Company
5.40%, 2016	50,000	45,493
Virginia Electric and Power Company
4.50%, 2010	35,000	35,538
6.00%, 2037	35,000	33,533
Westar Energy, Inc.
5.10%, 2020	25,000	21,891

		682,890

Entertainment - 0.1%
Historic TW, Inc.
6.88%, 2018	50,000	46,420
International Speedway Corporation
4.20%, 2009	20,000	19,979

		66,399

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	25,000	21,125
Veolia Environnement
6.00%, 2018	35,000	33,133
Waste Management, Inc.
6.10%, 2018	55,000	51,955

		106,213

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Financial - Other - 0.1%
AMB Property, LP
6.30%, 2013	$20,000	$14,458
AvalonBay Communities, Inc.
6.13%, 2012	30,000	28,426
Duke Realty, LP
6.25%, 2013	20,000	14,509
First Data Corporation
9.88%, 2015	25,000	14,625
10.55%, 2015[3,4]	26,364	10,941
Kinder Morgan Finance Company ULC
5.70%, 2016	45,000	37,800
Nuveen Investments, Inc.
5.50%, 2015	25,000	4,875

		125,634

Financial Companies - Noncaptive Consumer - 0.3%
American Express Credit Corporation
5.88%, 2013	35,000	30,730
7.30%, 2013	15,000	13,924
Capital One Capital IV
6.75%, 2037[5]	50,000	17,050
Ford Motor Credit Company LLC
7.88%, 2010	25,000	20,660
John Deere Capital Corporation
5.50%, 2017	20,000	18,953
SLM Corporation
1.22%, 2009[5]	35,000	35,000
5.45%, 2011	25,000	15,992
5.13%, 2012	15,000	8,083
8.45%, 2018	35,000	18,904

		179,296

Financial Companies - Noncaptive Diversified - 0.3%
Caterpillar Financial Services Corporation
4.25%, 2013	35,000	32,931
5.85%, 2017	25,000	21,721
International Lease Finance Corporation
5.45%, 2011	50,000	33,680
6.63%, 2013	55,000	30,464
JPMorgan Chase & Company
6.40%, 2038	35,000	34,318
Wachovia Corporation
5.75%, 2018	55,000	48,723

		201,837

Food & Beverage - 0.2%
ARAMARK Corporation
4.67%, 2015[5]	50,000	38,125
B&G Foods, Inc.
8.00%, 2011	25,000	23,375
General Mills, Inc.
5.25%, 2013	15,000	15,495
Pantry, Inc.
7.75%, 2014	25,000	19,500
SABMiller plc
6.20%, 2011[1,3,4]	50,000	50,415
Sysco Corporation
5.25%, 2018	20,000	20,283

		167,193

Gaming - 0.1%
Wynn Las Vegas Capital Corporation
6.63%, 2014	100,000	75,500

Health Care - 0.6%
Cardinal Health, Inc.
1.71%, 2009[5]	30,000	29,527
Eli Lilly & Company
5.55%, 2037	35,000	33,242
Genentech, Inc.
4.75%, 2015	35,000	34,982
HCA, Inc.
9.25%, 2016	50,000	45,499
Highmark, Inc.
6.80%, 2013[1,3,4]	30,000	28,538
Kellogg Company
4.25%, 2013	25,000	25,348
Kroger Company
8.05%, 2010	45,000	46,546
Medtronic, Inc.
4.75%, 2015	60,000	59,741
Vanguard Health Holding Company II LLC
9.00%, 2014	25,000	22,063
WellPoint, Inc.
5.00%, 2011	30,000	30,086
Wyeth
5.95%, 2037	35,000	32,961

		388,533

Home Construction - 0.3%
Lennar Corporation
5.60%, 2015	55,000	39,188
MDC Holdings, Inc.
5.50%, 2013	55,000	49,326
NVR, Inc.
5.00%, 2010	20,000	18,895
Pulte Homes, Inc.
5.20%, 2015	50,000	39,563

		146,972

Independent Energy - 0.2%
Canadian Natural Resources, Ltd.
6.25%, 2038	35,000	26,959
Chesapeake Energy Corporation
6.38%, 2015	25,000	21,063
Connacher Oil and Gas, Ltd.
10.25%, 2015[3,4]	25,000	7,875
Forest Oil Corporation
8.00%, 2011	25,000	24,000
Hilcorp Energy I, LP
7.75%, 2015[3,4]	75,000	54,749
NRG Energy, Inc.
7.25%, 2014	25,000	23,500
Southern Company
5.30%, 2012	15,000	15,637

		173,783

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Insurance - Life - 0.3%
HUB International Holdings, Inc.
10.25%, 2015[3,4]	$25,000	$11,875
MetLife, Inc.
6.13%, 2011	50,000	49,561
NLV Financial Corporation
7.50%, 2033[1,3,4]	30,000	24,186
Principal Financial Group, Inc.
6.05%, 2036	30,000	15,456
Principal Life Global Funding I
5.13%, 2013[1,3,4]	45,000	41,026
Sun Life Financial Global Funding, LP
1.71%, 2013[1,3,4,5]	45,000	30,679

		172,783

Insurance - Property & Casualty - 0.1%
Ace INA Holdings, Inc.
5.70%, 2017	30,000	27,189
Nationwide Mutual Insurance Company
6.60%, 2034[1,3,4]	25,000	12,426

		39,615

Integrated Energy - 0.2%
Hess Corporation
7.88%, 2029	20,000	18,100
Jersey Central Power & Light Company
5.65%, 2017	45,000	42,233
Petrobras International Finance Company
5.88%, 2018	35,000	32,560
Petro-Canada
6.80%, 2038	10,000	7,509
West Penn Power Company
5.95%, 2017[1,3,4]	25,000	22,648

		123,050

Media - Cable - 0.9%
British Sky Broadcasting Group plc
6.10%, 2018[1,3,4]	55,000	47,859
Comcast Cable Communications Holdings, Inc.
8.38%, 2013	30,000	32,083
Comcast Corporation
5.70%, 2018	20,000	18,759
COX Communications, Inc.
7.13%, 2012	20,000	19,910
6.25%, 2018[1,3,4]	35,000	31,092
CSC Holdings, Inc.
7.63%, 2011	50,000	49,625
8.50%, 2014[3,4]	25,000	24,625
DirecTV Holdings LLC
7.63%, 2016	25,000	24,500
News America, Inc.
6.15%, 2037	60,000	43,747
Rogers Cable, Inc.
5.50%, 2014	40,000	39,106
Time Warner Cable, Inc.
5.40%, 2012	55,000	53,127
7.30%, 2038	90,000	81,321
Time Warner, Inc.
5.50%, 2011	30,000	29,598
Viacom, Inc.
5.75%, 2011	25,000	24,354

		519,706

Media - Non Cable - 0.2%
Affinity Group, Inc.
9.00%, 2012	25,000	13,875
News America, Inc.
6.40%, 2035	45,000	33,338
Thomson Reuters Corporation
6.50%, 2018	25,000	23,289
Vivendi
5.75%, 2013[1,3,4]	35,000	32,712

		103,214

Metals & Mining - 0.3%
ArcelorMittal
5.38%, 2013	35,000	27,167
Barrick Gold Financeco LLC
6.13%, 2013	30,000	30,858
BHP Billiton Finance, Ltd.
5.40%, 2017	30,000	28,711
Placer Dome, Inc.
6.45%, 2035	35,000	28,671
Rio Tinto Finance USA, Ltd.
5.88%, 2013	35,000	31,385
Russel Metals, Inc.
6.38%, 2014	25,000	20,125
Steel Dynamics, Inc.
7.38%, 2012	25,000	19,500
Sunoco, Inc.
5.75%, 2017	34,000	29,247
Vale Overseas, Ltd.
6.25%, 2017	35,000	34,497

		250,161

Natural Gas Pipelines - 0.2%
Boardwalk Pipelines LLC
5.50%, 2017	20,000	16,788
Buckeye Partners, LP
6.05%, 2018	15,000	13,057
Dynegy Holdings, Inc.
7.50%, 2015	25,000	17,063
El Paso Corporation
12.00%, 2013	25,000	26,313
TEPPCO Partners, LP
7.55%, 2038	45,000	34,893
Texas Gas Transmission LLC
5.50%, 2013[1,3,4]	50,000	44,189

		152,303

Oil Field Services - 0.6%
Devon Financing Corporation ULC
7.88%, 2031	25,000	25,545
Diamond Offshore Drilling, Inc.
5.15%, 2014	25,000	24,416
El Paso Natural Gas Company
5.95%, 2017	13,000	11,417
EnCana Corporation
5.90%, 2017	35,000	33,033
6.50%, 2034	35,000	28,780
EOG Resources, Inc.
5.88%, 2017	25,000	25,313
Nabors Industries, Inc.
6.15%, 2018	10,000	7,824

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Oil Field Services - 0.6% (continued)
Pemex Project Funding Master Trust
5.75%, 2018	$80,000	$66,799
Petrobras International Finance Company
7.88%, 2019	15,000	15,543
Shell International Finance BV
6.38%, 2038	25,000	26,326
Southern Natural Gas Company
5.90%, 2017[1,3,4]	13,000	11,330
Transocean, Inc.
5.25%, 2013	10,000	10,025
XTO Energy, Inc.
5.65%, 2016	30,000	28,632

		314,983

Packaging - 0.0%
BWAY Corporation
10.00%, 2010	25,000	25,250

Paper - 0.1%
Boise Cascade LLC
7.13%, 2014	15,000	6,150
Georgia-Pacific LLC
7.13%, 2017[3,4]	25,000	23,125
Nielsen Finance LLC
0.00%, 2016[6]	25,000	10,375

		39,650

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC
5.55%, 2016	40,000	41,641

Pipelines - 0.0%
Knight, Inc.
6.50%, 2012	25,000	23,313

Railroads - 0.2%
Burlington Northern Santa Fe Corporation
5.65%, 2017	57,000	56,091
Canadian National Railway Company
6.25%, 2034	20,000	19,822
6.38%, 2037	10,000	10,552
Norfolk Southern Corporation
5.75%, 2018	15,000	14,907
Union Pacific Corporation
5.70%, 2018	25,000	23,796

		125,168

Refining - 0.2%
Diamond Offshore Drilling, Inc.
4.88%, 2015	30,000	28,922
Enterprise Products Operating, LP
6.30%, 2017	20,000	18,434
Marathon Oil Corporation
6.00%, 2017	35,000	32,438
5.90%, 2018	45,000	41,085
6.60%, 2037	15,000	11,933
Valero Energy Corporation
6.13%, 2017	55,000	47,295

		180,107

REIT’s - 0.2%
ERP Operating, LP
5.25%, 2014	25,000	20,058
Federal Realty Investment Trust
6.00%, 2012	20,000	16,664
Hospitality Properties Trust
5.63%, 2017	30,000	14,467
Reckson Operating Partnership, LP
6.00%, 2016	30,000	16,917
Regency Centers, LP
5.88%, 2017	15,000	10,065
Simon Property Group, LP
5.75%, 2015	55,000	42,463

		120,634

Restaurants - 0.1%
Federated Retail Holdings, Inc.
5.35%, 2012	20,000	15,699
McDonald’s Corporation
5.30%, 2017	35,000	36,677

		52,376

Retailers - 0.3%
AmeriGas Partners, LP
7.13%, 2016	100,000	94,000
GSC Holdings Corporation
8.00%, 2012	25,000	25,250
Home Depot, Inc.
5.40%, 2016	35,000	31,462
JC Penney Corporation, Inc.
9.00%, 2012	30,000	28,629

		179,341

Services - 0.1%
Allied Waste North America, Inc.
7.25%, 2015	50,000	47,250

Sovereigns - 0.2%
Brazilian Government International Bond
11.00%, 2040	30,000	38,100
Italian Republic
5.25%, 2016	85,000	87,989

		126,089

Supermarkets - 0.0%
Kroger Company
7.50%, 2014	5,000	5,548

Technology - 0.3%
Avnet, Inc.
5.88%, 2014	35,000	30,103
STATS ChipPAC, Ltd.
6.75%, 2011	25,000	21,250
Sungard Data Systems, Inc.
9.13%, 2013	100,000	87,000
Xerox Corporation
5.50%, 2012	15,000	12,991
6.75%, 2017	100,000	76,375
6.35%, 2018	25,000	18,625

		246,344

Telecommunications - Wireless - 0.7%
Alltel Corporation
7.00%, 2012	25,000	26,039

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Telecommunications - Wireless - 0.7% (continued)
America Movil S.A. de CV
6.38%, 2035	$45,000	$36,148
British Telecommunications plc
5.15%, 2013	40,000	37,124
Centennial Communications Corporation
7.19%, 2013[5]	25,000	25,000
MetroPCS Wireless, Inc.
9.25%, 2014[3,4]	25,000	24,125
New Cingular Wireless Services, Inc.
7.88%, 2011	30,000	32,055
Rogers Communications, Inc.
6.80%, 2018	30,000	29,984
Sprint Capital Corporation
8.38%, 2012	25,000	22,500
6.90%, 2019	50,000	35,250
Sprint Nextel Corporation
6.00%, 2016	25,000	17,875
Verizon Communications, Inc.
4.35%, 2013	50,000	49,599
6.90%, 2038	30,000	29,015
Verizon Global Funding Corporation
7.75%, 2030	35,000	35,660
Vodafone Group plc
5.63%, 2017	35,000	34,688
Wind Acquisition Finance S.A.
10.75%, 2015[3,4]	25,000	24,750

		459,812

Telecommunications - Wirelines - 0.4%
AT&T Corporation
7.30%, 2011	15,000	16,118
AT&T, Inc.
6.45%, 2034	50,000	45,021
Cellco Partnership
8.50%, 2018[1,3,4]	40,000	45,693
Nordic Telephone Company Holdings ApS
8.88%, 2016[3,4]	100,000	93,499
Rogers Wireless, Inc.
7.50%, 2015	15,000	15,546
Telecom Italia Capital S.A.
5.25%, 2013	30,000	26,941
Telefonica Emisiones SAU
6.22%, 2017	35,000	35,869
Windstream Corporation
8.63%, 2016	25,000	24,563

		303,250

Textile - 0.1%
Invista
9.25%, 2012[3,4]	100,000	89,500

Tobacco - 0.1%
Altria Group, Inc.
8.50%, 2013	25,000	27,114
BAT International Finance plc
8.13%, 2013[1,3,4]	25,000	26,979
Reynolds American, Inc.
7.25%, 2013	35,000	33,393

		87,486

U.S. Banking - 0.0%
Fifth Third Bancorp
8.25%, 2038	25,000	15,322

Utility — Other - 0.1%
NRG Energy, Inc.
7.38%, 2016	75,000	69,750

TOTAL CORPORATE BOND (cost $9,645,917)		$8,491,020

PREFERRED STOCK - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association
8.25%, 2010	1,050	746

TOTAL PREFERRED STOCK (cost $26,250)		$746

FOREIGN BOND - 0.2%
Chile - 0.1%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013	$40,000	$38,801

France - 0.1%
France Telecom S.A.
7.75%, 2011	46,000	49,266

United Kingdom - 0.0%
HBOS plc
6.00%, 2033[1,3,4]	40,000	21,952

TOTAL FOREIGN BOND (cost $127,571)		$110,019

FOREIGN GOVERNMENT BOND - 0.2%
Mexico - 0.1%
Mexico Government International Bond
6.38%, 2013	45,000	47,475

South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014	65,000	65,000

TOTAL FOREIGN GOVERNMENT BOND (cost $111,850)		$112,475

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
MUNICIPAL BOND - 1.0%
Arizona - 0.1%
Salt River Project Agricultural Improvement & Power District Revenue Bonds
5.00%, 2038	$50,000	$49,246

Florida - 0.1%
County of Orange Florida Revenue Bonds
5.00%, 2018	50,000	53,348

Georgia - 0.3%
City of Atlanta Georgia Revenue Bonds
5.50%, 2017	35,000	37,083
County of Baltimore Maryland General Obligation Unlimited
5.00%, 2038	35,000	35,371
De Kalb County Ga Revenue Bonds
5.00%, 2035	40,000	40,233
Metropolitan Atlanta Rapid Transit Authority Revenue Bonds
5.00%, 2037	30,000	29,684

		142,371

Illinois - 0.0%
CHICAGO TRANSIT AUTHORITY
Revenue Bonds
6.90%, 2040	30,000	29,923

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034	30,000	27,093

Massachusetts - 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds
5.00%, 2038	45,000	45,634

New York - 0.1%
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027	30,000	22,471
New York State Urban Development Corporation Revenue Bonds
5.50%, 2018	25,000	27,639
Triborough Bridge & Tunnel Authority Revenue Bonds
5.00%, 2038	45,000	43,186

		93,296

North Carolina - 0.1%
City of Charlotte North Carolina Revenue Bonds
4.75%, 2033	50,000	48,457

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027	15,000	13,980

Texas - 0.1%
Austin Independent School District General Obligation Unlimited
5.00%, 2033	45,000	44,250

Utah - 0.1%
Utah Transit Authority Revenue Bonds
4.75%, 2032	25,000	24,046
5.25%, 2038	35,000	35,456

		59,502

West Virginia - 0.0%
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.47%, 2047	45,000	24,239

TOTAL MUNICIPAL BOND (cost $662,129)		$631,339

MORTGAGE BACKED SECURITIES - 14.6%
Other Non-Agency - 2.2%
C.M.O.’s - 2.2%
American Tower Trust
2007-1A, 5.96%, 2037[1,3,4]	$45,000	$36,225
Banc of America Commercial Mortgage, Inc.
2003-1, 4.65%, 2036	75,000	65,720
2005-3, 4.50%, 2043	235,000	219,970
Banc of America Mortgage Securities, Inc.
2004-A, 5.46%, 2034[5]	29,146	22,907
2004-D, 3.93%, 2034[5]	2,882	2,325
2004-H, 4.75%, 2034[5]	17,302	13,612
2004-I, 4.81%, 2034[5]	17,905	13,334
2005-J, 5.24%, 2035[5]	37,055	25,051
Bear Stearns Commercial Mortgage Securities
2005-PW10, 5.09%, 2040	65,697	65,497
2005-PWR8, 4.67%, 2041	60,000	47,216
Citigroup
2005-CD1, 5.40%, 2044[5]	175,000	156,728
Commercial Mortgage Loan Trust
2008-LS1, 6.22%, 2017[5]	175,000	125,197
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47%, 2039	100,000	66,087
DLJ Commercial Mortgage Corporation
1999-CG2, 7.30%, 2032[5]	9,134	9,118
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70%, 2034	124,634	125,254
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26%, 2033	95,765	96,857
2001-CIB2, 6.24%, 2035	13,069	13,106
2004-LDP4, 4.82%, 2042[5]	75,000	67,269

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 14.6% (continued)
Other Non-Agency - 2.2% (continued)
C.M.O.’s - 2.2% (continued)
Morgan Stanley Capital I
2007-HQ11, 5.45%, 2044[5]	$100,000	$70,033
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98%, 2039	200,000	195,120

		1,436,626

		1,436,626

U.S. Government Sponsored Agencies - 11.6%
C.M.O.’s - 0.2%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50%, 2016[1,7]	57,634	1,921
FHR 2681 PC, 5.00%, 2019	73,353	74,665
Federal National Mortgage Association
FNR 2003-40 NI, 5.50%, 2028[1,7]	3,969	149
FNS 319 2, 6.50%, 2032[1,7]	9,994	1,253
FNR 2006-35 GK, 6.00%, 2032	82,039	84,285

		162,273

Pass Through’s - 11.4%
Federal Home Loan Mortgage Corporation
#E81544, 6.00%, 2009	122	122
#E01341, 5.50%, 2018	5,564	5,830
#E99966, 5.00%, 2018	18,711	19,549
#E99933, 5.00%, 2018	3,159	3,301
#B10343, 5.00%, 2018	5,017	5,241
#B19214, 5.50%, 2020	16,483	17,219
#J02272, 5.50%, 2020	65,396	68,313
#J02554, 5.50%, 2020	60,279	62,968
#J03254, 6.00%, 2021	18,761	19,671
#J03203, 6.00%, 2021	50,065	52,494
#J03615, 6.00%, 2021	87,009	91,230
#J03640, 6.00%, 2021	60,065	62,979
#J03672, 6.00%, 2021	25,433	26,666
#C68205, 7.00%, 2032	4,338	4,661
#1B0527, 5.26%, 2032[5]	1,471	1,512
#C72128, 6.00%, 2032	49,836	52,369
#A12118, 5.00%, 2033	45,728	47,352
#A15852, 5.00%, 2033	17,192	17,803
#A15907, 5.00%, 2033	21,279	22,035
#D86309, 5.00%, 2033	25,361	26,262
#G01628, 6.00%, 2033	100,524	105,570
#A21263, 4.50%, 2034	132,447	135,492
#G01805, 4.50%, 2035	263,081	269,489
#833174, 5.16%, 2035[5]	171,965	177,281
#1G1762, 5.06%, 2035[5]	32,925	34,007
#1H2581, 5.14%, 2036[5]	69,317	70,613
#1G0661, 5.37%, 2036[5]	15,374	15,910
#1G1353, 5.99%, 2036[5]	75,172	78,156
Federal National Mortgage Association
#625931, 5.50%, 2017	3,377	3,548
#254140, 5.50%, 2017	3,524	3,703
#254234, 5.50%, 2017	3,696	3,883
#357280, 6.50%, 2017	16,955	17,780
#555345, 5.50%, 2018	3,603	3,785
#555446, 5.50%, 2018	5,682	5,965
#685202, 5.50%, 2018	48,726	51,097
#555693, 5.50%, 2018	53,547	56,220
#725098, 5.50%, 2018	11,942	12,523
#725528, 5.50%, 2019	8,946	9,381
#789885, 5.50%, 2019	11,230	11,777
#745406, 6.00%, 2021	69,677	73,363
#981614, 5.00%, 2023	8,279	8,596
#650075, 6.50%, 2032	9,671	10,265
#545759, 6.50%, 2032	89,472	94,351
#254514, 5.50%, 2032	2,411	2,514
#254550, 6.50%, 2032	16,038	17,023
#974321, 6.00%, 2033	135,141	141,293
#555417, 6.00%, 2033	45,097	47,432
#254767, 5.50%, 2033	126,563	131,912
#744692, 5.50%, 2033	30,538	31,828
#747387, 5.50%, 2033	23,224	24,206
#747571, 5.50%, 2033	20,635	21,508
#747549, 5.50%, 2033	6,955	7,249
#744750, 5.50%, 2033	13,344	13,908
#750362, 5.50%, 2033	23,499	24,492
#756190, 5.50%, 2033	32,418	33,788
#254983, 5.50%, 2033	58,063	60,518
#255028, 5.50%, 2034	14,336	14,893
#762076, 5.50%, 2034	33,231	34,636
#763700, 5.00%, 2034	63,823	66,012
#725424, 5.50%, 2034	281,014	292,892
#789293, 5.50%, 2034	127,451	132,878
#790237, 6.00%, 2034	33,220	34,836
#791574, 6.00%, 2034	34,038	35,694
#923129, 5.50%, 2034	17,880	18,613
#725704, 6.00%, 2034	274,857	288,571
#790217, 6.00%, 2034	12,862	13,488
#790044, 6.00%, 2034	32,568	34,152
#725690, 6.00%, 2034	33,456	35,083
#790629, 6.00%, 2034	29,025	30,437
#790788, 6.00%, 2034	34,151	35,812
#725773, 5.50%, 2034	215,835	224,216
#796104, 5.50%, 2034	31,464	32,754
#255459, 6.00%, 2034	33,197	34,812
#725946, 5.50%, 2034	766,515	797,953
#804395, 5.50%, 2034	74,184	77,227
#808951, 6.00%, 2035	309,777	324,264
#889829, 5.00%, 2035	408,850	423,256
#745216, 4.80%, 2035[5]	38,182	38,973
#846551, 5.34%, 2035[5]	33,190	34,314
#848476, 5.52%, 2035[5]	50,173	52,068
#848522, 5.65%, 2035[5]	13,531	14,050
#850863, 5.32%, 2035[5]	28,460	29,441
#745554, 6.50%, 2036	361,323	381,418
#868728, 6.50%, 2036	14,039	14,805
#900362, 6.00%, 2036	60,326	63,119
#888010, 5.98%, 2036[5]	33,396	34,574
#896329, 6.50%, 2036	32,438	34,211
#893353, 6.00%, 2036	44,636	46,703
#745946, 5.50%, 2036	19,202	19,953

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 14.6% (continued)
U.S. Government Sponsored Agencies - 11.6% (continued)
Pass Through’s - 11.4% (continued)
Federal National Mortgage Association (continued)
#905196, 6.03%, 2036[5]	$45,198	$46,941
#1B3203, 5.96%, 2037[5]	27,611	28,684
#938883, 5.00%, 2037	72,081	74,459
#938089, 5.00%, 2037	25,875	26,729
#889543, 5.50%, 2037	91,596	95,153
#952502, 6.50%, 2037	132,134	139,351
#928835, 6.50%, 2037	25,078	26,445
#960122, 6.50%, 2037	157,238	165,826
#888884, 5.50%, 2037	146,261	152,443
#952182, 5.79%, 2037[5]	107,373	111,778
#959818, 6.50%, 2037	262,127	276,445
#972155, 6.00%, 2038	65,774	68,768
#983288, 6.00%, 2038	84,150	87,980
#964926, 6.00%, 2038	49,951	52,225
#257407, 6.00%, 2038	27,920	29,194

		7,546,532

		7,708,805

U.S. Government Sponsored Securities - 0.8%
Pass Through’s - 0.8%
Government National Mortgage Association
#780766, 7.00%, 2013	151	151
#67365, 11.50%, 2013	1,115	1,254
#781312, 7.00%, 2013	11,912	12,537
G2 2102, 8.00%, 2025	789	853
#427029, 8.50%, 2026	1,460	1,585
G2 3295, 5.50%, 2032	9,725	10,145
#615278, 5.00%, 2033	74,295	77,375
#612919, 5.00%, 2033	37,292	38,838
#604639, 5.00%, 2033	57,452	59,834
G2 3442, 5.00%, 2033	139,142	144,475
G2 3458, 5.00%, 2033	38,988	40,514
G2 3490, 6.50%, 2033	7,354	7,747
G2 3517, 6.00%, 2034	27,086	28,329
G2 3513, 5.00%, 2034	49,075	50,978
G2 3530, 5.50%, 2034	20,289	21,147
G2 3529, 5.00%, 2034	11,848	12,308
#605561, 5.50%, 2034	46,319	48,372

		556,442

		556,442

TOTAL MORTGAGE BACKED SECURITIES (cost $9,652,165)		$9,701,873

ASSET BACKED SECURITIES - 1.8%
Auto - 0.8%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014	$280,000	$207,229
Capital Auto Receivables Asset Trust
2006-SN1A, 5.32%, 2010[1,3,4]	100,920	100,403
2006-SN1A, 5.50%, 2010[1,3,4]	25,000	24,771
2006-1, 5.26%, 2010	60,000	59,366
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012	100,000	87,201
USAA Auto Owner Trust
2008-1, 4.16%, 2012	50,000	50,383

		529,353

Credit Cards - 0.5%
Capital One Multi-Asset Execution Trust
2007-C3, 0.85%, 2013[5]	70,000	53,426
2005-A7, 4.70%, 2015	70,000	65,917
Chase Issuance Trust
2006-C2, 0.86%, 2013[5]	125,000	92,589
GE Capital Credit Card Master Note Trust
2006-1, 5.08%, 2012	50,000	49,957
2007-3, 1.00%, 2013[5]	90,000	57,042
MBNA Credit Card Master Note Trust
2006-C3, 0.85%, 2013[5]	35,000	24,023

		342,954

Home Equity Loans - 0.0%
BankBoston Home Equity Loan Trust
1998-1, 6.35%, 2013	390	293
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031	5,846	3,805

		4,098

Other - 0.4%
CNH Equipment Trust
2007-A, 5.08%, 2014	50,000	34,713
GE Equipment Small Ticket LLC
2005-1A, 4.51%, 2014[1,3,4]	55,511	55,376
Greenwich Capital Commercial Funding Corporation
2007-GG9, 5.44%, 2039	50,000	36,018
John Deere Owner Trust
2008-A, 3.82%, 2011	44,697	44,405
Marriott Vacation Club Owner Trust
2006-1A, 5.74%, 2028[1,3,4]	63,366	59,615
2006-2A, 5.36%, 2028[1,3,4]	20,234	16,571

		246,698

Student Loans - 0.1%
SLM Student Loan Trust
2008-4, 2.21%, 2012[5]	60,000	58,731

TOTAL ASSET BACKED SECURITIES (cost $1,391,292)		$1,181,834

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.0%
Federal Home Loan Bank
5.60%, 6/28/2011	$10,000	$10,845

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $10,001)		$10,845

Schedule of Investments
March 31, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 1.9%
U.S. Treasury Inflation Indexed Bonds
2.00%, 7/15/2014	$128,402	$132,575
1.38%, 7/15/2018	244,000	242,018
U.S. Treasury Notes
2.13%, 1/31/2010	55,000	55,707
3.13%, 9/30/2013	200,000	214,188
4.00%, 8/15/2018	580,000	644,524

TOTAL U.S. GOVERNMENT SECURITIES (cost $1,272,914)		$1,289,012

SHORT TERM INVESTMENTS - 2.6%
State Street GA Money Market Fund	$507,741	$507,741
T. Rowe Price Reserve Investment Fund	1,246,763	1,246,763

TOTAL SHORT TERM INVESTMENTS (cost $1,754,504)		$1,754,504
Total Investments - 100.0% (cost $84,964,059)		$66,364,692

Liabilities, Less Cash & Other Assets - 0.0%		(22,841)

Total Net Assets - 100.0%		$66,341,851

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $87,502,634.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $917,733 (cost $1,057,024), or 1.4% of total net assets.

[2]	Security is a PFIC (Passive Foreign Investment Company).

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,269,762 (cost $1,449,905), or 1.9% of total net assets.

[5]	Variable rate security. Rate indicated is rate effective at March 31, 2009.

[6]	Step Up/Down

[7]	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2009.

Schedule of Investments
March 31, 2009	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.8%
United Technologies Corporation	53,000	$2,277,940

Air Freight & Logistics - 2.3%
FedEx Corporation	66,200	2,945,238

Apparel Retail - 0.8%
Brown Shoe Company, Inc.	74,900	280,875
Chico’s FAS, Inc. *	84,570	454,141
Talbots, Inc.	85,500	300,105

		1,035,121

Apparel, Accessories & Luxury Goods - 0.6%
Fossil, Inc. *	19,400	304,580
Maidenform Brands, Inc. *	37,600	344,416
Oxford Industries, Inc.	21,700	133,889

		782,885

Biotechnology - 0.0%
Combinatorx, Inc. *	100,100	62,062

Building Products – 1.0%
Trex Company, Inc. *	34,800	265,524
USG Corporation *	135,600	1,031,916

		1,297,440

Cable & Satellite - 0.6%
Time Warner Cable, Inc.	28,105	696,998

Coal & Consumable Fuels - 0.9%
Evergreen Energy, Inc. *	286,300	398,530
USEC, Inc. *	165,700	795,360

		1,193,890

Communications Equipment - 0.6%
Symmetricom, Inc.1,*	216,100	756,350

Computer Hardware - 2.1%
Hewlett-Packard Company	82,700	2,651,362

Computer Storage & Peripherals - 0.5%
STEC, Inc. *	83,000	611,710

Construction & Engineering - 1.6%
Insituform Technologies, Inc. *	69,800	1,091,672
URS Corporation *	23,200	937,512

		2,029,184

Construction Materials - 2.4%
Eagle Materials, Inc.	26,100	632,925
Vulcan Materials Company	53,400	2,365,086

		2,998,011

Consumer Finance - 0.5%
First Marblehead Corporation *	446,356	575,799

Data Processing & Outsourced Services - 4.8%
Affiliated Computer Services, Inc. *	16,700	799,763
Computer Sciences Corporation *	55,400	2,040,936
Western Union Company	254,100	3,194,037

		6,034,736

Department Stores - 3.5%
JC Penney Company, Inc.	216,700	4,349,169

Diversified Banks - 1.1%
Wells Fargo & Company	94,400	1,344,256

Diversified Chemicals - 0.6%
Dow Chemical Company	94,000	792,420

Drug Retail - 1.7%
CVS Caremark Corporation	77,300	2,124,977

Electric Utilities - 4.5%
Allete, Inc.	17,598	469,691
Edison International	127,200	3,664,632
Great Plains Energy, Inc.	46,900	631,743
Northeast Utilities	22,500	485,775
Westar Energy, Inc.	25,400	445,262

		5,697,103

Electrical Components & Equipment - 0.3%
Power-One, Inc.1,*	432,100	380,248

Electronic Manufacturing Services - 1.7%
Maxwell Technologies, Inc.1,*	119,700	831,915
Tyco Electronics, Ltd.	115,600	1,276,224

		2,108,139

Forest Products - 0.3%
Louisiana-Pacific Corporation	164,000	365,720

Gas Utilities - 0.5%
Atmos Energy Corporation	28,500	658,920

Health Care Equipment - 3.7%
Aspect Medical Systems, Inc. *	50,300	210,757
Covidien, Ltd.	49,500	1,645,380
Hospira, Inc. *	91,000	2,808,260

		4,664,397

Health Care Facilities - 0.3%
Community Health Systems, Inc. *	24,000	368,160

Health Care Services - 2.5%
Medco Health Solutions, Inc. *	53,300	2,203,422
Mednax, Inc. *	17,500	515,725
Providence Service Corporation*	17,500	120,400
RehabCare Group, Inc. *	18,370	320,373

		3,159,920

Highways & Railtracks - 0.1%
Quixote Corporation[1]	26,100	90,567

Home Furnishings - 0.5%
Leggett & Platt, Inc.	51,200	665,088

Home Improvement Retail - 3.0%
Lowe’s Companies, Inc.	208,700	3,808,775

Human Resources & Employment Services - 0.4%
Administaff, Inc.	24,100	509,233

Hypermarkets & Super Centers - 2.5%
Wal-Mart Stores, Inc.	61,400	3,198,940

Schedule of Investments
March 31, 2009	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.7% (continued)
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. *	53,800	$946,880

Industrial Conglomerates - 3.6%
General Electric Company	189,700	1,917,867
McDermott International, Inc. *	187,100	2,505,269

		4,423,136

Industrial Machinery - 2.0%
Dover Corporation	30,100	794,038
Harsco Corporation	17,200	381,324
Parker Hannifin Corporation	41,000	1,393,180

		2,568,542

Insurance Brokers - 0.2%
Arthur J Gallagher & Company	15,300	260,100

Integrated Oil & Gas - 5.8%
Chevron Corporation	41,200	2,770,287
ConocoPhillips	45,900	1,797,444
Exxon Mobil Corporation	39,700	2,703,570

		7,271,301

Integrated Telecommunication Services - 1.2%
Windstream Corporation	188,000	1,515,280

Managed Health Care - 0.8%
Aetna, Inc.	39,900	970,767

Movies & Entertainment - 1.7%
Time Warner, Inc.	111,989	2,161,389

Multi-Line Insurance - 0.7%
American Financial Group, Inc.	57,600	924,480

Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	33,500	762,795

Oil & Gas Equipment & Services - 2.0%
Global Industries, Ltd. *	275,502	1,057,928
Halliburton Company	94,800	1,466,556

		2,524,484

Oil & Gas Exploration & Production - 2.2%
Chesapeake Energy Corporation	85,700	1,462,042
Goodrich Petroleum Corporation *	9,100	176,176
Gulfport Energy Corporation *	31,900	74,008
Newfield Exploration Company *	5,521	125,327
PetroHawk Energy Corporation *	47,800	919,194

		2,756,747

Oil & Gas Storage & Transportation - 1.7%
Southern Union Company	50,900	774,698
Williams Companies, Inc.	121,300	1,380,394

		2,155,092

Other Diversified Financial Services - 0.8%
JPMorgan Chase & Company	39,400	1,047,252

Packaged Foods & Meats - 2.9%
Hormel Foods Corporation	42,100	1,334,991
JM Smucker Company	23,300	868,391
Smithfield Foods, Inc. *	47,900	453,134
TreeHouse Foods, Inc. *	37,000	1,065,230

		3,721,746

Paper Packaging - 1.2%
Bemis Company, Inc.	44,500	933,165
Sonoco Products Company	29,900	627,302

		1,560,467

Paper Products - 0.5%
Schweitzer-Mauduit International, Inc.	32,400	598,104

Pharmaceuticals - 2.1%
Schering-Plough Corporation	111,300	2,621,115

Property & Casualty Insurance - 6.8%
Alleghany Corporation *	3,570	966,863
Assured Guaranty, Ltd.	19,500	132,015
Berkshire Hathaway, Inc. (Cl.B) *	1,766	4,980,120
Employers Holdings, Inc.	33,000	314,820
Hanover Insurance Group, Inc.	27,900	804,078
United America Indemnity, Ltd. *	6,698	26,926
W.R. Berkley Corporation	58,300	1,314,665

		8,539,487

Railroads - 2.9%
Kansas City Southern *	27,171	345,343
Union Pacific Corporation	81,300	3,342,243

		3,687,586

Regional Banks - 0.5%
Wilmington Trust Corporation	68,640	665,122

Research & Consulting Services - 4.1%
Equifax, Inc.	153,600	3,755,519
ICF International, Inc. *	28,100	645,457
Navigant Consulting, Inc. *	49,700	649,579

		5,050,555

Security & Alarm Services - 0.6%
GeoEye, Inc. *	38,400	758,400

Semiconductors - 1.1%
IXYS Corporation[1]	177,900	1,433,874

Specialty Chemicals - 1.0%
Rohm & Haas Company	13,600	1,072,224
Zoltek Companies, Inc. *	30,900	210,429

		1,282,653

Tobacco - 2.8%
Philip Morris International, Inc.	97,500	3,469,050

Trucking - 0.4%
Saia, Inc. *	39,000	466,050

TOTAL COMMON STOCKS (cost $197,961,841)		$124,377,212

Total Investments - 98.7% (cost $197,961,841)		$124,377,212
Cash & Other Assets, Less Liabilities - 1.3%		1,684,312

Total Net Assets -100.0%		$126,061,524

Schedule of Investments
March 31, 2009	SBL O (All Cap Value Series)
For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $198,076,543.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $3,492,954 (cost $5,904,485), or 2.8% of total net assets.

Schedule of Investments
March 31, 2009	SBL P (High Yield Series)

	Shares	Value
COMMON STOCKS - 0.0%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. *	57	$989

Airlines - 0.0%
Delta Air Lines, Inc. *	2,225	12,526

Auto Parts & Equipment - 0.0%
Dura Automotive Systems, Inc.1,2,*	181	—

Broadcasting - 0.0%
Adelphia Recovery Trust *	5,270	132

Cable & Satellite - 0.0%
Time Warner Cable, Inc.	101	2,505

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc.2,*	1,207	4,979

Health Care Equipment - 0.0%
MEDIQ, Inc. *	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. 1,*	30,450	1,370
HomeBanc Corporation 1,2,*	30,000	—

		1,370
TOTAL COMMON STOCKS (cost $746,337)		$22,502

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.5%
Health Care Services - 0.8%
Aspect Medical Systems, Inc.
2.50%, 2014	$725,000	$386,969
Invacare Corporation
4.13%, 2027	350,000	285,250

		672,219

Metals & Minerals - 0.7%
USEC, Inc.
3.00%, 2014	1,100,000	606,375

TOTAL CONVERTIBLE BONDS (cost $2,140,766)		$1,278,594

CORPORATE BOND - 80.1%
Aerospace & Defense - 0.7%
Vought Aircraft Industries, Inc.
8.00%, 2011	1,450,000	565,500

Airlines - 3.8%
Continental Airlines, Inc.
8.31%, 2011	438,705	350,964
7.03%, 2011	1,851,249	1,388,437
Delta Air Lines, Inc.
7.90%, 2009[3]	75,000	458
7.71%, 2011	530,000	371,000
7.78%, 2012	1,407,891	1,182,628

		3,293,487

Automotive - 1.9%
Dura Operating Corporation
8.63%, 2012[1,2,3]	10,000	—
Ford Motor Credit Company LLC
5.54%, 2009[4]	300,000	296,250
General Motors Corporation
8.38%, 2033	1,150,000	138,000
Metaldyne Corporation
11.00%, 2012	1,000,000	106,300
Sonic Automotive, Inc.
8.63%, 2013	1,750,000	516,250
Tenneco, Inc.
8.63%, 2014	550,000	101,750
TRW Automotive, Inc.
7.25%, 2014[5,6]	1,250,000	518,750

		1,677,300

Banking - 1.6%
FCB Capital Trust
8.05%, 2028	75,000	56,366
Progress Capital Trust I
10.50%, 2027	700,000	732,217
Rabobank Capital Funding II
5.26%, 2049[4,5,6]	1,400,000	630,000
Western Financial Bank
9.63%, 2012	5,000	4,992

		1,423,575

Brokerage - 1.3%
E*Trade Financial Corporation
8.00%, 2011	750,000	318,750
7.88%, 2015	2,150,000	790,125

		1,108,875

Chemicals - 0.5%
Methanex Corporation
8.75%, 2012	5,000	4,400
PolyOne Corporation
6.52%, 2010	330,000	215,738
6.58%, 2011	625,000	256,250

		476,388

Construction Machinery - 2.3%
RSC Equipment Rental, Inc.
9.50%, 2014	2,450,000	1,200,500
United Rentals North America, Inc.
6.50%, 2012	1,000,000	800,000

		2,000,500

Consumer Products - 0.1%
Hanesbrands, Inc.
5.70%, 2014[4,6]	150,000	99,750
Icon Health & Fitness
11.25%, 2012[2]	25,000	17,500

		117,250

Distributors - 0.1%
SemGroup, LP
8.75%, 2015[3,5,6]	1,700,000	59,500

Electric - 2.1%
AES Red Oak LLC
8.54%, 2019	1,765,770	1,606,851
East Coast Power LLC
7.07%, 2012	61,663	64,989
GrafTech Finance, Inc.
10.25%, 2012	41,000	37,105

Schedule of Investments
March 31, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
CORPORATE BOND - 80.1% (continued)
Electric - 2.1% (continued)
Westar Energy, Inc.
7.13%, 2009	$90,000	$89,635

		1,798,580

Entertainment - 0.5%
Speedway Motorsports, Inc.
6.75%, 2013	510,000	427,125

Environmental - 0.4%
Casella Waste Systems, Inc.
9.75%, 2013	400,000	338,000

Financial - Other - 1.7%
Harland Clarke Holdings Corporation
9.50%, 2015	1,000,000	441,250
5.98%, 2015[4]	2,900,000	1,015,000

		1,456,250

Financial Companies - Captive - 1.0%
International Lease Finance Corporation
4.75%, 2009	900,000	846,084

Financial Companies - Noncaptive Consumer - 1.5%
General Motors Acceptance Corporation
6.75%, 2014	650,000	306,872
8.00%, 2031	1,350,000	501,352
Residential Capital LLC
8.88%, 2015	1,300,000	481,000

		1,289,224

Food & Beverage - 2.9%
Constellation Brands, Inc.
7.25%, 2017	1,000,000	950,000
Dole Food Company, Inc.
7.25%, 2010	400,000	368,000
8.88%, 2011	1,150,000	980,375
Harry & David Holdings, Inc.
9.00%, 2013	900,000	193,500
Land O’ Lakes, Inc.
8.75%, 2011	60,000	59,550

		2,551,425

Gaming - 5.4%
Boyd Gaming Corporation
7.13%, 2016	800,000	432,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[5,6]	2,475,000	1,633,499
Harrah’s Operating Company, Inc.
10.75%, 2016	750,000	142,500
Mandalay Resort Group
7.63%, 2013	1,000,000	150,000
MGM Mirage
8.50%, 2010	15,000	6,150
8.38%, 2011	55,000	5,775
6.75%, 2012	625,000	218,750
6.75%, 2013[6]	250,000	87,500
7.63%, 2017	500,000	177,500
Mohegan Tribal Gaming Authority
7.13%, 2014	1,750,000	490,000
Pinnacle Entertainment, Inc.
7.50%, 2015	1,550,000	961,000
Station Casinos, Inc.
6.00%, 2012	925,000	231,250
Turning Stone Resort Casino Enterprise
9.13%, 2014[5,6]	150,000	91,500

		4,627,424

Health Care - 3.6%
Coventry Health Care, Inc.
5.88%, 2012	400,000	315,513
6.13%, 2015	575,000	377,469
HCA, Inc.
6.50%, 2016	2,600,000	1,703,000
InvaCare Corporation
9.75%, 2015[6]	150,000	144,375
Johnsondiversey, Inc.
9.63%, 2012	5,000	4,525
US Oncology, Inc.
10.75%, 2014	675,000	621,000

		3,165,882

Independent Energy - 2.0%
Forest Oil Corporation
7.25%, 2019	375,000	296,250
Hilcorp Energy I, LP
7.75%, 2015[5,6]	250,000	182,500
MarkWest Energy Partners, LP
8.50%, 2016	900,000	643,500
Plains Exploration & Production Company
7.00%, 2017	500,000	397,500
Range Resources Corporation
7.38%, 2013	75,000	71,063
Southwestern Energy Company
7.50%, 2018[5,6]	150,000	144,750
VeraSun Energy Corporation
9.38%, 2017[3]	250,000	12,500

		1,748,063

Industrial - Other - 0.7%
Anixter International, Inc.
5.95%, 2015	250,000	192,500
Belden, Inc.
7.00%, 2017	300,000	246,000
Mobile Services Group, Inc.
9.75%, 2014	200,000	148,500

		587,000

Insurance - Life - 0.1%
USI Holdings Corporation
9.75%, 2015[5,6]	100,000	45,000

Insurance - Property & Casualty - 3.4%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	2,575,000	2,436,593
Nationwide Mutual Insurance Company
8.25%, 2031[5,6]	900,000	531,796

		2,968,389

Schedule of Investments
March 31, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
CORPORATE BOND - 80.1% (continued)
Media - Cable - 0.4%
CSC Holdings, Inc.
6.75%, 2012	$325,000	$312,813

Media - Non Cable - 4.1%
Block Communications, Inc.
8.25%, 2015[5,6]	1,125,000	835,313
Bonten Media Acquisition Company
9.00%, 2015[5,6]	100,000	17,125
CMP Susquehanna Corporation
9.88%, 2014	1,200,000	45,000
Fisher Communications, Inc.
8.63%, 2014	250,000	212,500
Historic TW, Inc.
9.13%, 2013	30,000	31,516
Idearc, Inc.
8.00%, 2016[3]	650,000	17,063
Intelsat, Ltd.
7.63%, 2012	1,475,000	1,253,749
Morris Publishing Group LLC
7.00%, 2013[6]	1,625,000	75,156
Reader’s Digest Association, Inc.
9.00%, 2017	150,000	8,625
RH Donnelley Corporation
8.88%, 2016	650,000	37,375
8.88%, 2017	350,000	19,250
Satelites Mexicanos S.A. de CV
9.97%, 2011[4]	1,464,175	849,222
Univision Communications, Inc.
9.75%, 2015[5,6]	1,950,000	195,000

		3,596,894

Metals & Mining - 3.7%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[3,5,6]	2,800,000	196,000
FMG Finance Pty, Ltd.
10.63%, 2016[5,6]	2,550,000	2,142,000
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[5,6]	1,400,000	493,500
Noble Group, Ltd.
6.63%, 2015[5,6]	550,000	357,500

		3,189,000

Natural Gas Pipelines - 2.1%
El Paso Corporation
8.25%, 2016	250,000	233,750
Regency Energy Partners, LP
8.38%, 2013	1,955,000	1,661,750

		1,895,500

Oil Field Services - 1.4%
Key Energy Services, Inc.
8.38%, 2014	1,750,000	1,102,500
Pemex Project Funding Master Trust
9.13%, 2010	10,000	10,675
Stallion Oilfield Services
9.75%, 2015[5,6]	700,000	87,500

		1,200,675

Packaging - 1.8%
Ball Corporation
6.88%, 2012	750,000	757,500
Graham Packaging Company, Inc.
9.88%, 2014	625,000	403,125
Owens-Illinois, Inc.
7.50%, 2010	30,000	30,300
Solo Cup Company
8.50%, 2014	500,000	365,000

		1,555,925

Paper - 2.4%
Sino-Forest Corporation
9.13%, 2011[5,6]	2,275,000	2,047,500

Refining - 2.9%
Frontier Oil Corporation
6.63%, 2011	300,000	292,500
Tesoro Corporation
6.50%, 2017	2,250,000	1,698,750
United Refining Company
10.50%, 2012	850,000	493,000

		2,484,250

REIT’s - 5.8%
American Real Estate Partners, LP
8.13%, 2012	2,185,000	1,857,250
7.13%, 2013	400,000	318,000
HCP, Inc.
6.70%, 2018	1,000,000	674,479
Hospitality Properties Trust
6.70%, 2018	2,000,000	1,023,444
HRPT Properties Trust
1.92%, 2011[4]	1,624,000	1,247,467

		5,120,640

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
3.82%, 2014[4,5,6]	150,000	78,000

Retailers - 4.1%
Blockbuster, Inc.
9.00%, 2012	850,000	382,500
Duane Reade, Inc.
9.75%, 2011	1,300,000	741,000
General Nutrition Centers, Inc.
6.40%, 2014[4]	675,000	415,125
Michaels Stores, Inc.
11.38%, 2016	1,750,000	647,500
Neiman Marcus Group, Inc.
10.38%, 2015	1,450,000	464,000
PCA LLC
11.88%, 2009[1,2,3]	30,000	—
Saks, Inc.
9.88%, 2011	1,300,000	949,000

		3,599,125

Services - 2.6%
Travelport LLC
9.88%, 2014	1,400,000	553,000
West Corporation
9.50%, 2014	800,000	557,000
11.00%, 2016	1,750,000	1,163,750

		2,273,750

Technology - 5.7%
Amkor Technology, Inc.
9.25%, 2016	2,525,000	1,944,249

Schedule of Investments
March 31, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
CORPORATE BOND - 80.1% (continued)
Technology - 5.7% (continued)
L-3 Communications Corporation
6.38%, 2015	$250,000	$235,625
NXP BV
9.50%, 2015	650,000	71,500
Seagate Technology HDD Holdings
6.80%, 2016	1,400,000	812,000
Sungard Data Systems, Inc.
10.63%, 2015[5,6]	600,000	525,000
Viasystems, Inc.
10.50%, 2011	2,000,000	1,290,000

		4,878,374

Telecommunications - Wireless - 3.3%
iPCS, Inc.
4.42%, 2014[4]	1,950,000	1,189,500
MetroPCS Wireless, Inc.
9.25%, 2014	675,000	654,750
Sprint Capital Corporation
6.90%, 2019	1,500,000	1,057,500

		2,901,750

Telecommunications - Wirelines - 0.2%
Qwest Corporation
7.88%, 2011	150,000	147,750

Textile - 1.4%
Phillips-Van Heusen Corporation
8.13%, 2013	1,300,000	1,235,000

Transportation Services - 0.5%
St. Acquisition Corporation
12.50%, 2017[5,6]	1,350,000	297,000
US Shipping Partners, LP
13.00%, 2014[2]	625,000	93,750

		390,750
TOTAL CORPORATE BOND (cost $106,291,827)		$69,478,517

PREFERRED STOCK - 0.2%
Department Stores - 0.2%
Sears Holdings Corporation
7.00%, 2042	6,510	39,874
7.40%, 2043	18,320	120,225

		160,099

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 2012	28,000	12,880
Federal National Mortgage Association
8.25%, 2010	28,000	19,880
4.38%, 2011	7,000	7,280

		40,040

TOTAL PREFERRED STOCK (cost $2,345,479)		$200,139

SENIOR FLOATING RATE INTERESTS - 3.5%
Automotive - 0.8%
Delphi, Term Loan C
9.75%, 2009[4,7]	$450,155	$62,700
7.75%, 2009[7]	45,845	6,386
Ford Motor Company, Term Loan B
3.56%, 2013[4,7]	1,270,750	605,371

		674,457

Business Equipment & Services - 2.7%
First Data Corporation, Initial B1 Term Loan
3.27%, 2014[4,7]	2,068,500	1,390,291
VNU, Term Loan
2.53%, 2013[4,7]	1,218,763	946,573

		2,336,864

TOTAL SENIOR FLOATING RATE INTERESTS (cost $4,979,664)		$3,011,321

FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.38%, 2012	$80,000	$80,800

TOTAL FOREIGN BOND (cost $79,499)		$80,800

FOREIGN GOVERNMENT BOND - 0.4%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012	25,000	27,885

Mexico - 0.3%
Mexico Government International Bond
8.38%, 2011	85,000	93,203
7.50%, 2012	116,000	127,019

		220,222

Russia - 0.1%
Russia Government International Bond
8.25%, 2010[5,6]	12,168	12,503
Russian Ministry of Finance
3.00%, 2011	80,000	76,600

		89,103

South Africa - 0.0%
South Africa Government International Bond
7.38%, 2012	35,000	36,050

TOTAL FOREIGN GOVERNMENT BOND (cost $341,042)		$373,260

Schedule of Investments
March 31, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
COMMERCIAL PAPER - 2.3%
Oil Field Services - 2.3%
ConocoPhillips
0.18%, 04/01/2009[6]	$2,000,000	$2,000,000

TOTAL COMMERCIAL PAPER (cost $2,000,000)		$2,000,000

REPURCHASE AGREEMENT - 8.0%
UMB Financial Corp, 0.06%, dated 3/31/09, matures 4/01/09; repurchase amount $6,975,012 (Collateralized by FNMA, 5/15/09 with a value of $7,115,408)	$6,975,000	$6,975,000
TOTAL REPURCHASE AGREEMENT (cost $6,975,000)		$6,975,000

Total Investments - 96.1% (cost $125,899,614)		$83,420,133
Cash & Other Assets, Less Liabilities - 3.9%		3,385,837

Total Net Assets - 100.0%		$86,805,970

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $125,457,260.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $1,370 (cost $710,300), or 0.0% of total net assets.

[2]	Security was fair valued by the Valuation Committee at March 31, 2009. The total market value of fair valued securities amounts to $116,229, (cost $933,375) or 0.1% of total net assets.

[3]	Security is in default of interest and/or principal obligations.

[4]	Variable rate security. Rate indicated is rate effective at March 31, 2009.

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $13,528,017 (cost $24,532,448), or 15.6% of total net assets.

[7]	Security is a senior floating rate interest. See notes to financial statements.

Schedule of Investments
March 31, 2009	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.9%
Apparel Retail - 3.2%
Brown Shoe Company, Inc.	148,800	$558,000
Chico’s FAS, Inc. *	209,700	1,126,089
Talbots, Inc.	204,900	719,199

		2,403,288

Apparel, Accessories & Luxury Goods - 2.8%
Fossil, Inc. *	53,500	839,950
Maidenform Brands, Inc. *	139,000	1,273,240

		2,113,190

Building Products - 0.7%
Trex Company, Inc. *	71,400	544,782

Coal & Consumable Fuels - 3.4%
Evergreen Energy, Inc. *	1,046,000	1,456,032
USEC, Inc. *	223,400	1,072,320

		2,528,352

Communications Equipment - 1.0%
Symmetricom, Inc.1,*	212,189	742,662

Computer & Electronics Retail - 1.5%
Conn’s, Inc. *	80,100	1,124,604

Computer Storage & Peripherals - 0.9%
STEC, Inc. *	90,800	669,196

Construction & Engineering - 1.7%
Insituform Technologies, Inc. *	83,000	1,298,120

Construction Materials - 2.0%
Eagle Materials, Inc.	62,400	1,513,200

Data Processing & Outsourced Services - 1.6%
Heartland Payment Systems, Inc.	175,900	1,162,699

Electric Utilities - 4.2%
Allete, Inc.	39,100	1,043,579
Empire District Electric Company	68,300	986,252
Westar Energy, Inc.	60,400	1,058,812

		3,088,643

Electrical Components & Equipment - 2.2%
LaBarge, Inc. *	109,700	918,189
Power-One, Inc.1,*	716,475	630,498
UQM Technologies, Inc.1,*	56,560	92,758

		1,641,445

Electronic Manufacturing Services - 1.5%
Maxwell Technologies, Inc.1,*	159,274	1,106,954

Exchange Traded Funds - 0.5%
iShares Russell 2000 Value Index Fund	9,700	382,762

Food Retail - 2.2%
Winn-Dixie Stores, Inc. *	168,400	1,609,904

Forest Products - 2.4%
Louisiana-Pacific Corporation	795,900	1,774,857

Gas Utilities - 1.5%
Atmos Energy Corporation	49,500	1,144,440

Health Care Equipment - 0.7%
Aspect Medical Systems, Inc. *	122,388	512,806

Health Care Services – 5.6%
Mednax, Inc. *	60,100	1,771,146
Providence Service Corporation *	131,762	906,523
RehabCare Group, Inc. *	86,700	1,512,048

		4,189,717

Highways & Railtracks - 0.5%
Quixote Corporation[1]	117,200	406,684

Human Resources & Employment Services - 1.1%
Administaff, Inc.	39,600	836,748

Industrial Conglomerates - 2.8%
McDermott International, Inc. *	154,200	2,064,738

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	22,800	387,600

IT Consulting & Other Services - 2.4%
CACI International, Inc. *	48,200	1,758,818

Metal & Glass Containers - 0.0%
Intertape Polymer Group, Inc. *	25,000	10,500

Mortgage REIT’s - 0.6%
Redwood Trust, Inc.	29,100	446,685

Multi-Sector Holdings - 1.2%
Pico Holdings, Inc. *	30,100	905,107

Multi-Utilities - 2.4%
NorthWestern Corporation	84,500	1,815,060

Oil & Gas Equipment & Services - 3.9%
Global Industries, Ltd. *	493,772	1,896,084
Tesco Corporation *	129,900	1,015,818

		2,911,902

Oil & Gas Exploration & Production - 2.9%
GMX Resources, Inc. *	53,000	344,500
Goodrich Petroleum Corporation *	42,900	830,544
Gulfport Energy Corporation *	60,700	140,824
PetroHawk Energy Corporation *	42,900	824,967

		2,140,835

Oil & Gas Storage & Transportation - 3.1%
Southern Union Company	154,400	2,349,968

Packaged Foods & Meats - 4.5%
Del Monte Foods Company	227,200	1,656,288

Schedule of Investments
March 31, 2009	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.9% (continued)
Packaged Foods & Meats - 4.5% (continued)
TreeHouse Foods, Inc. *	59,500	$1,713,005

		3,369,293

Paper Packaging - 1.5%
Bemis Company, Inc.	53,200	1,115,604

Paper Products - 3.0%
Clearwater Paper Corporation *	112,500	903,375
Schweitzer-Mauduit International, Inc.	73,600	1,358,656

		2,262,031

Property & Casualty Insurance - 2.8%
Employers Holdings, Inc.	59,300	565,722
Hanover Insurance Group, Inc.	49,800	1,435,236

		2,000,958

Railroads - 0.8%
Kansas City Southern2,*	46,100	585,931

Regional Banks - 2.3%
Commerce Bancshares, Inc.	20,000	726,000
Wilmington Trust Corporation	105,600	1,023,264

		1,749,264

Research & Consulting Services - 4.2%
ICF International, Inc. *	86,200	1,980,014
Navigant Consulting, Inc. *	56,600	739,762
School Specialty, Inc. *	23,900	420,401

		3,140,177

Restaurants - 2.8%
BJ’s Restaurants, Inc.2,*	148,300	2,062,853

Security & Alarm Services - 3.0%
GeoEye, Inc. *	112,500	2,221,875

Semiconductors - 5.7%
IXYS Corporation[1]	221,179	1,782,703
RF Micro Devices, Inc. *	1,003,100	1,334,123
Supertex, Inc. *	52,100	1,203,510

		4,320,336

Specialty Chemicals - 3.9%
Landec Corporation *	292,900	1,631,453
Zoltek Companies, Inc. *	182,100	1,240,101

		2,871,554

Steel - 0.0%
Webco Industries, Inc. *	634	19,813

Trucking - 3.4%
Old Dominion Freight Line, Inc. *	37,600	883,224
Saia, Inc. *	111,700	1,334,815
Universal Truckload Services, Inc.	23,211	332,846

		2,550,885

TOTAL COMMON STOCKS (cost $80,490,315)		$73,856,840

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 2.3%
State Street, 0.01%, dated 3/31/09, matures 4/01/09; repurchase amount $1,686,777 (Collateralized by U.S. Treasury Note, 7/02/09 with a value of$1,724,138)	$1,686,777	$1,686,777
TOTAL REPURCHASE AGREEMENT (cost $1,686,777)		$1,686,777

Total Investments - 101.2% (cost $82,177,092)		$75,543,617
Liabilities, Less Cash & Other Assets - (1.2)%		(893,146)

Total Net Assets - 100.0%		$74,650,471

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $82,791,589.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $4,762,259 (cost $5,379,785), or 6.4% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

Schedule of Investments
March 31, 2009	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 94.3%
Apparel Retail - 2.7%
Brown Shoe Company, Inc.	301,800	$1,131,750
Chico’s FAS, Inc. *	583,800	3,135,006
Talbots, Inc.	407,300	1,429,623

		5,696,379

Apparel, Accessories & Luxury Goods - 2.0%
Fossil, Inc. *	86,800	1,362,760
Maidenform Brands, Inc. *	247,500	2,267,100
Oxford Industries, Inc.	116,000	715,720

		4,345,580

Application Software - 0.2%
PLATO Learning, Inc.1,*	270,750	481,935

Auto Parts & Equipment - 0.0%
HydroGen Corporation1,2,*	672,346	13,447

Biotechnology - 0.1%
Combinatorx, Inc. *	298,400	185,008

Building Products - 0.5%
Trex Company, Inc. *	132,100	1,007,923

Coal & Consumable Fuels - 2.3%
Evergreen Energy, Inc. *	1,488,000	2,071,296
USEC, Inc. *	606,700	2,912,160

		4,983,456

Communications Equipment - 1.2%
EF Johnson Technologies, Inc.1,*	404,000	303,000
Symmetricom, Inc.1,*	646,680	2,263,380

		2,566,380

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	99,550	733,684

Construction & Engineering - 5.4%
Insituform Technologies, Inc. *	286,800	4,485,552
Quanta Services, Inc. *	162,700	3,489,915
URS Corporation *	84,820	3,427,576

		11,403,043

Construction Materials - 1.5%
Eagle Materials, Inc.	128,800	3,123,400

Consumer Finance - 0.2%
First Marblehead Corporation *	376,341	485,480

Data Processing & Outsourced Services - 5.9%
Affiliated Computer Services, Inc.*	84,900	4,065,861
Computer Sciences Corporation *	225,000	8,289,000

		12,354,861

Electric Utilities - 6.6%
Allete, Inc.	78,351	2,091,188
Great Plains Energy, Inc.	290,300	3,910,341
Northeast Utilities	134,700	2,908,173
Pepco Holdings, Inc.	137,500	1,716,000
Westar Energy, Inc.	192,100	3,367,513

		13,993,215

Electrical Components & Equipment - 1.1%
Power-One, Inc.1,*	2,176,700	1,915,496
UQM Technologies, Inc.1,*	255,466	418,964

		2,334,460

Electronic Manufacturing Services - 1.8%
Maxwell Technologies, Inc.1,*	545,600	3,791,920

Forest Products - 0.7%
Louisiana-Pacific Corporation	668,100	1,489,863

Gas Utilities - 1.7%
Atmos Energy Corporation	155,000	3,583,600

Health Care Equipment - 0.4%
Aspect Medical Systems, Inc. *	203,500	852,665

Health Care Facilities - 1.5%
Community Health Systems, Inc. *	207,900	3,189,186

Health Care Services - 2.5%
Mednax, Inc. *	107,500	3,168,025
Providence Service Corporation *	42,700	293,776
RehabCare Group, Inc. *	105,930	1,847,419

		5,309,220

Highways & Railtracks - 0.4%
Quixote Corporation[1]	222,000	770,340

Home Furnishings – 1.6%
Leggett & Platt, Inc.	256,500	3,331,935

Human Resources & Employment Services - 0.9%
Administaff, Inc.	93,900	1,984,107

Industrial Conglomerates - 2.0%
McDermott International, Inc. *	313,500	4,197,765

Industrial Machinery - 1.2%
Harsco Corporation	84,600	1,875,582
Thermoenergy Corporation1,*	1,271,793	597,743

		2,473,325

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	64,100	1,089,700

Mortgage REIT’s - 0.7%
Bimini Capital Management, Inc.1,*	768,100	34,565
Redwood Trust, Inc.	94,571	1,451,664

		1,486,229

Multi-Line Insurance - 1.5%
American Financial Group, Inc.	205,250	3,294,263

Multi-Utilities - 3.0%
NorthWestern Corporation	193,500	4,156,380
SCANA Corporation	70,800	2,187,012

		6,343,392

Oil & Gas Drilling - 1.4%
Helmerich & Payne, Inc.[3]	133,350	3,036,380

Schedule of Investments
March 31, 2009	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 94.3% (continued)
Oil & Gas Equipment & Services - 2.1%
Global Industries, Ltd. *	1,145,249	$4,397,756

Oil & Gas Exploration & Production - 2.6%
Goodrich Petroleum Corporation *	32,700	633,072
Gulfport Energy Corporation *	249,600	579,072
Newfield Exploration Company *	22,148	502,760
PetroHawk Energy Corporation *	194,000	3,730,619

		5,445,523

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	255,100	3,882,622

Packaged Foods & Meats - 6.1%
Del Monte Foods Company	196,000	1,428,840
Hormel Foods Corporation	122,100	3,871,791
JM Smucker Company	133,500	4,975,545
Smithfield Foods, Inc. *	290,000	2,743,400

		13,019,576

Paper Packaging - 4.5%
Bemis Company, Inc.	284,000	5,955,480
Sonoco Products Company	169,450	3,555,061

		9,510,541

Paper Products - 1.3%
Schweitzer-Mauduit International, Inc.	154,400	2,850,224

Property & Casualty Insurance - 7.4%
Alleghany Corporation *	15,236	4,126,295
Assured Guaranty, Ltd.	80,500	544,985
Employers Holdings, Inc.	127,800	1,219,212
Hanover Insurance Group, Inc.	150,100	4,325,882
United America Indemnity, Ltd. *	24,783	99,628
W.R. Berkley Corporation	230,100	5,188,755

		15,504,757

Railroads - 0.8%
Kansas City Southern3,*	132,738	1,687,100

Regional Banks - 5.0%
Commerce Bancshares, Inc.[3]	113,280	4,112,064
First Horizon National Corporation[3]	193,904	2,082,524
Old National Bancorp	72,350	808,150
Wilmington Trust Corporation	368,190	3,567,761

		10,570,499

Research & Consulting Services - 2.6%
ICF International, Inc. *	120,400	2,765,588
Navigant Consulting, Inc.3,*	216,600	2,830,962

		5,596,550

Security & Alarm Services - 1.5%
GeoEye, Inc. *	166,260	3,283,635

Semiconductor Equipment - 0.6%
Ultratech, Inc. *	105,800	1,321,442

Semiconductors - 3.8%
IXYS Corporation[1]	894,800	7,212,088
RF Micro Devices, Inc. *	724,600	963,718

		8,175,806

Specialty Chemicals – 1.2%
Landec Corporation *	251,145	1,398,878
Zoltek Companies, Inc. *	170,000	1,157,700

		2,556,578

Trucking - 1.2%
Old Dominion Freight Line, Inc. *	28,380	666,646
Saia, Inc. *	152,790	1,825,841

		2,492,487

TOTAL COMMON STOCKS (cost $314,131,535)		$200,227,237

WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	369,350	20,411

TOTAL WARRANTS (cost $381,520)		$20,411

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.3%
Electric Utilities - 0.4%
Power-One, Inc.
8.00%, 2013[4,5]	$1,000,000	$826,450

Metals & Minerals - 0.9%
USEC, Inc.
3.00%, 2014	3,500,000	1,929,375

TOTAL CONVERTIBLE BONDS (cost $4,500,000)		$2,755,825

COMMERCIAL PAPER - 0.9%
Oil Field Services - 0.9%
ConocoPhillips
0.23%, 04/01/2009[5]	$2,000,000	$2,000,000

TOTAL COMMERCIAL PAPER (cost $2,000,000)		$2,000,000

REPURCHASE AGREEMENT - 3.5%
UMB Financial Corp, 0.06%, dated 3/31/09, matures 4/01/09; repurchase amount $7,526,013 (Collateralized by GNMA, 4.75%, 7/20/34 with a value of $7,676,903)	$7,526,000	$7,526,000
TOTAL REPURCHASE AGREEMENT (cost $7,526,000)		$7,526,000

Total Investments - 100.0% (cost $328,539,055)		$212,529,473
Cash & Other Assets, Less Liabilities - 0.0%		40,742

Total Net Assets - 100.0%		$212,570,215

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $328,539,055.

Schedule of Investments
March 31, 2009	SBL V (Mid Cap Value Series)

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $17,802,878 (cost $47,370,278), or 8.4% of total net assets.

[2]	Investment in an affiliated issuer. The total market value of affiliated issues is $13,447 (cost $2,571,575), or 0.0% of total net assets. See Affiliated Transactions in notes to financials.

[3]	Security is segregated as collateral for open written option contracts.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,826,450 (cost $3,000,000), or 1.3% of total net assets.

Schedule of Investments
March 31, 2009	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 96.9%
Aluminum - 1.1%
Kaiser Aluminum Corporation	12,300	$284,376

Apparel, Accessories & Luxury Goods - 2.3%
FGX International Holdings, Ltd. *	37,200	432,264
Hanesbrands, Inc. *	19,000	181,830

		614,094

Application Software - 5.7%
Informatica Corporation *	33,400	442,884
Nuance Communications, Inc. *	56,890	617,826
Solera Holdings, Inc. *	19,200	475,776

		1,536,486

Asset Management & Custody Banks - 1.4%
Westwood Holdings Group, Inc.	9,200	359,628

Biotechnology - 1.1%
Martek Biosciences Corporation	15,200	277,400

Casinos & Gaming - 3.4%
Penn National Gaming, Inc. *	20,200	487,829
WMS Industries, Inc. *	19,300	403,563

		891,392

Communications Equipment - 1.0%
InterDigital, Inc. *	9,700	250,454

Computer Storage & Peripherals - 3.5%
QLogic Corporation *	37,700	419,224
Synaptics, Inc. *	18,300	489,708

		908,932

Construction & Farm Machinery & Heavy Trucks - 1.3%
Wabtec Corporation	13,000	342,940

Data Processing & Outsourced Services - 2.2%
Alliance Data Systems Corporation *	15,640	577,898

Diversified Chemicals - 1.2%
Olin Corporation	22,900	326,783

Diversified Support Services - 1.5%
Ritchie Bros Auctioneers, Inc.	20,600	382,954

Education Services - 1.1%
DeVry, Inc.	6,000	289,080

Electric Utilities - 1.2%
ITC Holdings Corporation	6,950	303,159

Electrical Components & Equipment - 0.5%
Regal-Beloit Corporation	4,300	131,752

Electronic Equipment & Instruments - 0.7%
Rofin-Sinar Technologies, Inc. *	11,900	191,828

Environmental & Facilities Services - 1.6%
Clean Harbors, Inc. *	8,500	408,000

Exchange Traded Funds - 9.5%
iShares Russell 2000 Growth Index Fund	54,170	2,490,737

Fertilizers & Agricultural Chemicals - 2.2%
Agrium, Inc.	5,070	181,455
Terra Industries, Inc.	13,090	367,698

		549,153

Health Care Equipment - 3.4%
NuVasive, Inc. *	13,275	416,569
Wright Medical Group, Inc. *	38,050	495,791

		912,360

Health Care Facilities - 1.4%
Psychiatric Solutions, Inc. *	22,950	361,004

Health Care Services - 3.1%
CardioNet, Inc. *	20,415	572,845
LHC Group, Inc. *	11,300	251,764

		824,609

Homebuilding - 1.9%
KB Home	37,900	499,522

Hotels, Resorts & Cruise Lines - 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	23,650	300,355

Household Products - 1.4%
Church & Dwight Company, Inc.	7,125	372,139

Housewares & Specialties - 1.7%
Jarden Corporation *	35,350	447,885

Human Resources & Employment Services - 2.3%
Watson Wyatt Worldwide, Inc.	12,600	622,062

Hypermarkets & Super Centers - 0.8%
BJ’s Wholesale Club, Inc. *	6,400	204,736

Industrial Machinery - 1.2%
CIRCOR International, Inc.	13,800	310,776

Internet Software & Services - 0.9%
Constant Contact, Inc. *	17,170	240,208

Investment Banking & Brokerage - 3.0%
Knight Capital Group, Inc. *	20,100	296,274
Stifel Financial Corporation *	11,300	489,403

		785,677

Schedule of Investments
March 31, 2009	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
IT Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corporation *	15,450	$321,206

Leisure Facilities - 1.4%
Life Time Fitness, Inc. *	29,400	369,264

Life Sciences Tools & Services - 2.0%
PerkinElmer, Inc.	22,300	284,771
Techne Corporation	4,300	235,253

		520,024

Metal & Glass Containers – 1.7%
Silgan Holdings, Inc.	8,750	459,725

Movies & Entertainment - 0.5%
Imax Corporation *	32,435	139,795

Multi-Line Insurance - 2.6%
Assurant, Inc.	10,400	226,512
HCC Insurance Holdings, Inc.	18,600	468,534

		695,046

Oil & Gas Equipment & Services - 2.0%
Oil States International, Inc. *	11,600	155,672
Superior Energy Services, Inc. *	28,810	371,361

		527,033

Oil & Gas Exploration & Production - 4.1%
Bill Barrett Corporation *	16,900	375,856
Comstock Resources, Inc. *	12,170	362,666
Goodrich Petroleum Corporation *	11,900	230,384
Petroquest Energy, Inc. *	44,300	106,320

		1,075,226

Pharmaceuticals - 2.1%
Perrigo Company	22,100	548,743

Railroads - 1.7%
Kansas City Southern *	35,275	448,345

Regional Banks - 1.9%
TCF Financial Corporation	42,550	500,388

Restaurants - 3.0%
Burger King Holdings, Inc.	19,800	454,410
Panera Bread Company *	6,100	340,990

		795,400

Semiconductor Equipment - 0.8%
Tessera Technologies, Inc. *	16,000	213,920

Semiconductors - 3.2%
Silicon Laboratories, Inc. *	13,200	348,480
Skyworks Solutions, Inc. *	61,620	496,657

		845,137

Systems Software - 1.5%
Sybase, Inc. *	12,700	384,683

Technology Distributors - 1.0%
Avnet, Inc. *	14,780	258,798

Wireless Telecommunication Services - 1.5%
NII Holdings, Inc. *	25,600	384,000

TOTAL COMMON STOCKS (cost $26,586,398)		$25,485,112

Total Investments - 96.9% (cost $26,586,398)		$25,485,112
Cash & Other Assets, Less Liabilities - 3.1%		808,458

Total Net Assets - 100.0%		$26,293,570

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $26,767,710.

*	Non-income producing security

Schedule of Investments
March 31, 2009	SBL Y (Select 25 Series)

	Shares	Value
COMMON STOCKS - 96.2%
Advertising - 2.4%
Omnicom Group, Inc.	28,750	$672,750

Aerospace & Defense - 3.0%
Honeywell International, Inc.	29,340	817,412

Asset Management & Custody Banks - 2.8%
Bank of New York Mellon Corporation	27,655	781,254

Biotechnology - 3.3%
Gilead Sciences, Inc. *	19,630	909,262

Communications Equipment - 4.4%
Qualcomm, Inc.	31,210	1,214,381

Computer Hardware - 8.6%
Apple, Inc. *	9,095	956,067
Dell, Inc. *	60,450	573,066
Hewlett-Packard Company	26,810	859,529

		2,388,662

Department Stores - 3.0%
Kohl’s Corporation *	19,800	837,936

Drug Retail - 4.1%
CVS Caremark Corporation	41,025	1,127,777

Electrical Components & Equipment - 3.2%
Emerson Electric Company	30,800	880,264

Fertilizers & Agricultural Chemicals - 6.0%
Monsanto Company	10,225	849,697
Mosaic Company	19,120	802,658

		1,652,355

General Merchandise Stores - 2.7%
Target Corporation	21,440	737,322

Home Entertainment Software - 3.7%
Activision Blizzard, Inc.*	98,035	1,025,446

Hypermarkets & Super Centers - 3.9%
Wal-Mart Stores, Inc.	20,750	1,081,075

Industrial Gases - 3.2%
Air Products & Chemicals, Inc.	15,740	885,375

Industrial Machinery - 2.3%
Parker Hannifin Corporation	18,950	643,921

Internet Software & Services - 4.5%
Google, Inc. *	3,610	1,256,497

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.*	25,580	912,439

Oil & Gas Drilling - 3.7%
Transocean, Ltd. *	17,310	1,018,520

Oil & Gas Exploration & Production - 3.0%
XTO Energy, Inc.	26,900	823,678

Other Diversified Financial Services - 3.3%
JPMorgan Chase & Company	34,005	903,853

Packaged Foods & Meats - 2.2%
General Mills, Inc.	12,340	615,519

Pharmaceuticals - 6.3%
Pfizer, Inc.	48,870	665,609

Teva Pharmaceutical Industries, Ltd. ADR	23,965	1,079,623

		1,745,232

Railroads - 4.3%
Burlington Northern Santa Fe Corporation	19,900	1,196,985

Restaurants - 3.5%
McDonald’s Corporation	17,885	975,984

Semiconductors - 2.5%
Intel Corporation	45,700	687,785

Systems Software - 3.0%
Oracle Corporation	46,055	832,214

TOTAL COMMON STOCKS (cost $34,266,345)		$26,623,898

Total Investments - 96.2% (cost $34,266,345)		$26,623,898
Cash & Other Assets, Less Liabilities - 3.8%		1,055,935

Total Net Assets - 100.0%		$27,679,833

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $34,515,443.
ADR      American Depositary Receipt

*	Non-income producing security

Schedule of Investments
March 31, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS- 67.2%
Aerospace & Defense -1.6%
Lockheed Martin Corporation[1,2]	3,993	$275,637
Northrop Grumman Corporation[1,2]	1,100	48,004

		323,641

Agricultural Products -2.0%
Archer-Daniels-Midland Company[3]	14,527	403,560

Airlines -1.2%
Airtran Holdings, Inc.*	39,730	180,772
Republic Airways Holdings, Inc.*	8,900	57,672
UAL Corporation*	3,200	14,336

		252,780

Apparel Retail -3.6%
Aeropostale, Inc.*	5,220	138,643
Chico’s FAS, Inc.*	28,571	153,426
Gap, Inc.[1,2]	6,300	81,837
Gymboree Corporation[1,2],*	3,200	68,320
Jos A. Bank Clothiers, Inc.*	1,100	30,591
Ltd. Brands, Inc.[1,2]	5,400	46,980
Ross Stores, Inc.[1,2]	2,300	82,524
TJX Companies, Inc.[1,2]	3,800	97,432

		699,753

Apparel, Accessories & Luxury Goods - 1.7%
Carter’s, Inc.*	14,109	265,390
Phillips-Van Heusen Corporation[1,2]	900	20,412
True Religion Apparel, Inc.*	4,500	53,145

		338,947

Auto Parts & Equipment -0.3%
Exide Technologies*	21,500	64,500

Automobile Manufacturers — 0.1%
Honda Motor Company, Ltd. ADR	981	23,250

Automotive Retail — 0.5%
Carmax, Inc.*	3,297	41,015
O’Reilly Automotive, Inc.*	1,670	58,466

		99,481

Biotechnology — 1.5%
Amgen, Inc.[1,2],*	1,900	94,088
Cephalon, Inc.*	2,375	161,738
Emergent Biosolutions, Inc.*	3,400	45,934

		301,760

Casinos & Gaming — 0.1%
Ameristar Casinos, Inc.	1,649	20,744

Communications Equipment - 0.4%
Harmonic, Inc.1,2,*	11,700	76,050

Computer & Electronics Retail — 0.2%
RadioShack Corporation[1,2]	5,500	47,135

Computer Storage & Peripherals — 0.3%
China Digital TV Holding Company, Ltd. ADR	510	3,432
STEC, Inc.*	3,297	24,299
Synaptics, Inc.*	1,600	42,816

		70,547

Construction & Engineering-3.5%
Aecom Technology Corporation*	4,396	114,648
Foster Wheeler AG*	6,300	110,061
Granite Construction, Inc.	4,671	175,068
MasTec, Inc.*	3,572	43,185
MYR Group, Inc.*	5,786	88,237
Quanta Services, Inc.*	6,044	129,644
URS Corporation*	1,374	55,523

		716,366

Construction & Farm Machinery & Heavy Trucks - 1.5%
Joy Global, Inc.[1,2]	9,500	202,350
Trinity Industries, Inc.[1,2]	10,800	98,712

		301,062

Diversified Banks - 0.6%
Wells Fargo & Company	8,242	117,366

Education Services - 0.3%
Apollo Group, Inc.*	900	70,497

Electrical Components & Equipment - 0.5%
AO Smith Corporation[1,2]	3,000	75,540
GT Solar International, Inc.*	5,000	33,200

		108,740

Electronic Components - 0.1%
AU Optronics Corporation ADR	1,962	16,461

Environmental & Facilities Services - 0.8%
Tetra Tech, Inc.*	7,692	156,763

Exchange Traded Funds - 2.2%
Claymore	7,197	67,220
iShares Silver Trust*	6,044	77,363
SPDR Gold Trust3,*	3,297	297,653

		442,236

Food Retail - 0.6%
Pantry, Inc.*	2,000	35,220
Safeway, Inc.[1,2]	4,200	84,798

		120,018

General Merchandise Stores - 0.6%
Family Dollar Stores, Inc.[1,2]	3,900	130,143

Gold - 1.5%
Harmony Gold Mining Company, Ltd. ADR*	3,297	36,069
Iamgold Corporation	2,943	25,163
Randgold Resources, Ltd. ADR	4,207	228,651
Yamana Gold, Inc.	981	9,074

		298,957

Health Care Distributors - 0.5%
Owens & Minor, Inc.[1,2]	2,800	92,764

Health Care Equipment - 0.5%
Baxter International, Inc.[1,2]	1,900	97,318
China Medical Technologies, Inc. ADR	330	4,544

		101,862

Schedule of Investments
March 31, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 67.2% (continued)
Health Care Facilities-0.3%
Kindred Healthcare, Inc.1,2,*	4,100	$61,295

Health Care Services -0.4%
Lincare Holdings, Inc. 1,2,*	4,100	89,380

Home Entertainment Software - 3.1%
Shanda Interactive Entertainment, Ltd. ADR1,2,*	16,000	632,480

Homebuilding -0.5%
DR Horton, Inc.	1,648	15,986
Pulte Homes, Inc.	8,517	93,090

		109,076

Homefurnishing Retail - 0.2%
Rent-A-Center, Inc.*	2,472	47,883

Hotels, Resorts & Cruise Lines - 1.5%
Choice Hotels International, Inc.[3]	12,049	311,105

Human Resources & Employment Services - 0.8%
Watson Wyatt Worldwide, Inc.[1,2]	3,224	159,169

Hypermarkets & Super Centers - 0.6%
Wal-Mart Stores, Inc.[1,2]	2,300	119,830

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.[1,2]	5,400	111,564
Mirant Corporation*	4,700	53,580

		165,144

Industrial Conglomerates -0.2%
General Electric Company[1,2]	4,500	45,495

Industrial Machinery - 0.3%
Watts Water Technologies, Inc.[1,2]	3,000	58,680

Integrated Oil & Gas - 0.4%
ConocoPhillips[1,2]	1,500	58,740
StatoilHydro ASA ADR	981	17,109

		75,849

Integrated Telecommunication Services - 1.4%
AT&T, Inc.[1,2]	11,300	284,760

Internet Retail - 2.0%
Amazon.com, Inc. 3,*	5,220	383,357

Internet Software & Services - 0.3%
Akamai Technologies, Inc.*	3,022	58,627

Investment Banking & Brokerage - 1.7%
Greenhill & Company, Inc.	3,512	259,362
Knight Capital Group, Inc.*	3,022	44,545
MF Global, Ltd.*	6,593	27,888
Morgan Stanley	1,099	25,024

		356,819

IT Consulting & Other Services - 0.5%
Accenture, Ltd.	2,447	67,268
MAXIMUS, Inc.	624	24,873

		92,141

Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc.[1,2],*	2,100	57,141
Illumina, Inc.*	7,144	266,042
Life Technologies Corporation[1,2],*	3,000	97,440
Millipore Corporation[1,2],*	1,900	109,079

		529,702

Managed Health Care - 0.1%
WellCare Health Plans, Inc.[1,2],*	2,400	27,000

Mortgage REIT’s - 0.2%
Annaly Capital Management, Inc.	2,316	32,123

Movies & Entertainment - 0.8%
Marvel Entertainment, Inc.[1,2],*	5,800	153,990

Multi-Line Insurance - 0.7%
Genworth Financial, Inc.[1,2]	4,200	7,980
HCC Insurance Holdings, Inc.	5,063	127,537

		135,517

Oil & Gas Exploration & Production - 1.1%
Anadarko Petroleum Corporation[1,2]	2,930	113,947
Concho Resources, Inc.*	550	14,075
EnCana Corporation	392	15,919
Southwestern Energy Company*	2,859	84,884

		228,825

Oil & Gas Refining & Marketing - 1.7%
NuStar Energy, LP	1,374	63,355
Sunoco, Inc.	1,099	29,102
Western Refining, Inc.	14,043	167,673
World Fuel Services Corporation	2,400	75,912

		336,042

Packaged Foods & Meats - 0.8%
Cal-Maine Foods, Inc.	3,100	69,409
Cosan, Ltd.*	830	2,034
Dean Foods Company*	5,153	93,166

		164,609

Personal Products - 0.2%
Herbalife, Ltd.[1,2]	2,600	38,948

Pharmaceuticals - 2.6%
Biovail Corporation	1,334	14,607
Forest Laboratories, Inc.[1,2],*	3,600	79,056
Johnson & Johnson[1,2]	5,300	278,780
Questcor Pharmaceuticals, Inc.*	7,100	34,932
Teva Pharmaceutical Industries, Ltd. ADR	1,256	56,583

Schedule of Investments
March 31, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 67.2% (continued)
Pharmaceuticals - 2.6% (continued)
Viropharma, Inc.1,2,*	10,500	$55,125

		519,083

Property & Casualty Insurance - 0.5%
ACE, Ltd.	1,226	49,530
Amtrust Financial Services, Inc.[1,2]	6,300	60,165

		109,695

Regional Banks - 1.1%
Commerce Bancshares, Inc.	1	24
First Horizon National Corporation	21,045	226,023

		226,047

Reinsurance - 1.1%
Endurance Specialty Holdings, Ltd.[1,2]	3,200	79,808
RenaissanceRe Holdings, Ltd.	1,099	54,335
Validus Holdings, Ltd.	4,023	95,264

		229,407

Restaurants - 1.2%
BJ’s Restaurants, Inc.*	943	13,117
Jack in the Box, Inc.[1,2],*	6,398	149,010
Papa John’s International, Inc.*	3,846	87,958

		250,085

Retail REIT’s - 0.4%
General Growth Properties, Inc.	111,800	79,378

Semiconductor Equipment - 0.1%
Amkor Technology, Inc.[1,2],*	9,800	26,264

Semiconductors - 3.2%
Atmel Corporation*	76,862	279,008
Broadcom Corporation*	1,648	32,927
Cree, Inc.*	4,866	114,497
Cypress Semiconductor Corporation*	19,544	132,313
Nvidia Corporation*	1,373	13,538
PMC - Sierra, Inc.*	9,341	59,596
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	981	8,780

		640,659

Soft Drinks - 0.3%
Hansen Natural Corporation*	1,923	69,228

Systems Software - 2.8%
CA, Inc.[1,2]	20,235	356,337
Check Point Software Technologies *	4,054	90,040
McAfee, Inc.*	1,099	36,817
Symantec Corporation[1,2],*	6,300	94,122

		577,316

Technology Distributors - 0.5%
Arrow Electronics, Inc.[1,2],*	2,800	53,368
Avnet, Inc.[1,2],*	3,200	56,032

		109,400

Tobacco - 3.3%
Altria Group, Inc.[1,2]	17,800	285,156
Philip Morris International, Inc.[1,2]	10,500	373,590

		658,746

Trucking - 0.2%
Con-way, Inc.[1,2]	1,800	32,274

TOTAL COMMON STOCKS (cost $17,128,820)		$13,620,811

FOREIGN STOCKS - 8.9%
Belgium - 0.4%
Fortis	45,503	$83,601

Canada - 1.8%
Agnico-Eagle Mines, Ltd.[3]	6,420	368,988

China - 0.1%
Byd Company, Ltd.	15,000	27,636

France - 0.6%
UBISOFT Entertainment*	5,866	107,228

Germany - 1.9%
Volkswagen AG3	1,300	399,456

Ireland - 0.0%
Anglo Irish Bank Corporation, Ltd.	16,638	4,586

Japan - 1.4%
BIC CAMERA INC	100	20,217
JGC Corporation	6,410	72,273
NTT DoCoMo, Inc.	53	71,591
Prima Meat Packers, Ltd.	34,000	42,251
Shinko Plantech Company, Ltd.	10,100	61,939
Zappallas, Inc.	9	21,141

		289,412

Portugal - 0.6%
BRISA	17,446	120,517

South Africa - 0.2%
Aveng, Ltd.	13,470	37,036

Switzerland - 0.2%
Basilea Pharmaceutica*	500	31,187

United Kingdom - 1.7%
AstraZeneca plc[1,2]	2,800	98,469
Cadbury plc	8,069	61,014
GlaxoSmithKline plc[1,2]	5,500	85,820
Imperial Tobacco Group plc	4,402	99,036

		344,339

TOTAL FOREIGN STOCKS (cost $2,198,294)		$1,813,986

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 13.4%
Federal Home Loan Bank 0.29%, 4/7/2009[3]	$575,000	$574,995
Federal Home Loan Mortgage Corporation 0.38%, 4/20/2009[1]	1,065,000	1,064,972

Schedule of Investments March 31, 2009	SBL Z (Alpha Opportunity Series)

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 13.4% (continued)
Federal National Mortgage Association 0.10%, 5/21/20093	$1,072,000	$1,071,748
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,711,666)		$2,711,715

SHORT TERM INVESTMENTS - 14.3%
State Street General Account U.S. Government Fund	$2,902,542	$2,902,542
TOTAL SHORT TERM INVESTMENTS (cost $2,902,542)		$2,902,542

REPURCHASE AGREEMENT - 10.9%
State Street, 0.01%, dated 3/31/09, matures 4/01/09; repurchase amount $2,216,562 (Collateralized by U.S. Treasury Note, 7/02/09 with a value of $2,263,868)	$2,216,562	$2,216,562

TOTAL REPURCHASE AGREEMENT (cost $2,216,562)		$2,216,562

Total Investments - 114.7% (cost $27,157,884)		$23,265,616
Liabilities, Less Cash & Other Assets - (14.7)%		(2,989,292)

Total Net Assets - 100.0%		$20,276,324

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (21.2)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR4,*	(2,500)	$(75,000)

Air Freight & Logistics - (0.1)%
United Parcel Service, Inc. (Cl.B)	(454)	(22,346)

Alternative Carriers - (0.2)%
Global Crossing, Ltd.4,*	(2,520)	(40,244)

Application Software - (0.1)%
Autodesk, Inc. *	(909)	(15,280)

Biotechnology - (2.6)%
Acorda Therapeutics, Inc.4,*	(2,900)	(77,575)
Alnylam Pharmaceuticals, Inc.4,*	(3,000)	(88,230)
Cepheid, Inc.4,*	(5,500)	(84,700)
Regeneron Pharmaceuticals, Inc.4,*	(3,810)	(82,715)
Rigel Pharmaceuticals, Inc.4,*	(3,070)	(78,838)
Savient Pharmaceuticals, Inc.4,*	(3,240)	(64,282)
Vertex Pharmaceuticals, Inc.4,*	(2,700)	(74,709)

		(551,049)

Building Products - (0.8)%
USG Corporation4,*	(5,580)	(160,257)

Communications Equipment - (0.3)%
Riverbed Technology, Inc.4,*	(4,100)	(54,530)

Computer Hardware - (0.1)%
Hewlett-Packard Company	(681)	(21,833)

Computer Storage & Peripherals - (0.3)%
Intermec, Inc.4,*	(2,570)	(50,937)

Diversified Banks - (2.8)%
Wells Fargo & Company[4]	(12,937)	(565,622)

Diversified Metals & Mining - (0.2)%
Ivanhoe Mines, Ltd.4,*	(4,780)	(39,865)

Electric Utilities - (1.3)%
Korea Electric Power Corporation ADR[4]	(19,460)	(263,294)

Exchange Traded Funds - (1.0)%
CurrencyShares Euro Trust	(454)	(60,323)
iShares Barclays 20+ Year Treasury Bond Fund	(1,136)	(120,087)
iShares MSCI Germany Index Fund	(649)	(9,709)
iShares MSCI South Korea Index Fund	(422)	(12,014)
SPDR KBW Regional Banking ETF	(454)	(8,726)

		(210,859)

Food Retail - (0.1)%
Whole Foods Market, Inc.	(714)	(11,995)

Health Care Equipment - (0.3)%
Intuitive Surgical, Inc.4,*	(200)	(56,100)

Health Care Supplies - (0.4)%
Align Technology, Inc.4,*	(6,300)	(76,860)

Health Care Technology - (0.5)%
athenahealth, Inc.4,*	(2,700)	(96,795)

Home Entertainment Software - (0.2)%
Electronic Arts, Inc.4,*	(900)	(36,720)

Internet Software & Services - (1.2)%
Baidu, Inc. ADR4,*	(200)	(53,726)
Equinix, Inc.4,*	(1,000)	(79,940)
SAVVIS, Inc.4,*	(5,900)	(86,967)
VeriSign, Inc.4,*	(1,300)	(33,319)

		(253,952)

Leisure Products - (1.5)%
Pool Corporation[4]	(12,350)	(305,663)

Schedule of Investments
March 31, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - (21.2)% (continued)
Life Sciences Tools & Services - (1.2)%
AMAG Pharmaceuticals, Inc.4,*	(1,900)	$(82,954)
Exelixis, Inc.4,*	(4,700)	(30,127)
Luminex Corporation4,*	(2,700)	(68,823)
Sequenom, Inc.4,*	(3,140)	(64,715)

		(246,619)

Oil & Gas Exploration & Production - (0.6)%
BPZ Resources, Inc.4,*	(6,000)	(112,800)

Pharmaceuticals - (0.9)%
Auxilium Pharmaceuticals, Inc.4,*	(1,960)	(72,167)
Sepracor, Inc.4,*	(1,350)	(23,625)
XenoPort, Inc.4,*	(1,790)	(82,036)

		(177,828)

Regional Banks - (0.5)%
PrivateBancorp, Inc.[4]	(2,400)	(103,200)

Semiconductor Equipment - (0.2)%
Varian Semiconductor Equipment Associates, Inc.4,*	(1,270)	(33,299)

Semiconductors - (0.8)%
Cree, Inc.4,*	(4,200)	(115,332)
Rambus, Inc.4,*	(3,680)	(56,451)

		(171,783)

Soft Drinks - (0.4)%
Hansen Natural Corporation4,*	(3,270)	(96,825)

Specialized Finance - (0.4)%
CME Group, Inc.	(325)	(80,077)

Specialty Chemicals - (0.3)%
Zoltek Companies, Inc.4,*	(2,900)	(52,867)

Systems Software - (0.6)%
Red Hat, Inc.4,*	(3,300)	(58,905)
VMware, Inc.4,*	(2,500)	(71,450)

		(130,355)

Wireless Telecommunication Services - (0.9)%
Clearwire Corporation4,*	(2,660)	(30,138)
Leap Wireless International, Inc.4,*	(1,600)	(69,440)
SBA Communications Corporation4,*	(2,600)	(74,854)

		(174,432)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,274,400)		$(4,289,286)

FOREIGN STOCKS - (19.0)%.
Australia - (1.4)%
Aquila Resources, Ltd.4,*	(2,600)	$(22,783)
Arrow Energy, Ltd.4,*	(9,500)	(24,514)
Ausenco, Ltd. 4	(2,300)	(24,817)
Queensland Gas Company, Ltd.4,*	(13,600)	(52,898)
Riversdale Mining, Ltd.4,*	(7,100)	(54,029)
Sino Gold Mining, Ltd.4,5,*	(9,100)	(37,424)
Western Areas NL4,*	(6,600)	(47,325)

		(263,790)

Austria - (2.4)%
bwin Interactive Entertainment AG4,*	(1,700)	(48,431)
Erste Group Bank AG4,*	(5,500)	(337,971)
Intercell AG4,*	(2,000)	(78,778)

		(465,180)

Bermuda - (0.1)%
C C Land Holdings, Ltd.4,*	(53,000)	(14,782)

Canada - (1.1)%
Agnico-Eagle Mines, Ltd.4,*	(1,900)	(125,612)
Silver Wheaton Corporation4,*	(6,500)	(68,246)
Trican Well Service, Ltd.4,*	(2,200)	(37,448)

		(231,306)

China - (1.4)%
Anhui Conch Cement Company, Ltd.4,*	(5,500)	(24,761)
Beijing Capital International Airport Company, Ltd.4,*	(232,000)	(200,659)
China Communications Construction Company, Ltd.4,*	(16,000)	(16,571)
China National Building Material Company, Ltd.4,*	(17,300)	(23,432)
China National Materials Company, Ltd.4,*	(37,600)	(19,168)

		(284,591)

Germany - (2.9)%
Premiere AG4,*	(4,200)	(68,951)
Volkswagen AG4	(1,300)	(539,374)

		(608,325)

Gibraltar - (0.4)%
PartyGaming plc[4]	(16,200)	(60,974)

Hong Kong - (0.3)%
China Merchants Holdings International Company, Ltd.4,*	(4,900)	(17,461)
Franshion Properties China, Ltd.4,*	(84,600)	(23,552)
Fushan International Energy Group, Ltd.4,*	(70,000)	(25,165)

		(66,178)

Ireland - (0.2)%
Ryanair Holdings plc4,*	(10,200)	(38,219)

Isle Of Man - (0.2)%
Genting International plc4,*	(132,800)	(43,724)

Japan - (2.7)%
Access Company, Ltd.4,*	(18)	(34,682)
Aeon Mall Company, Ltd.[4]	(1,900)	(58,221)
Aozora Bank, Ltd.4,*	(17,300)	(27,861)
Japan Steel Works, Ltd.4,*	(1,600)	(22,196)
Marui Group Company, Ltd.4,*	(31,000)	(233,861)
Mizuho Financial Group, Inc.4,*	(12,000)	(49,593)
Mizuho Trust & Banking Company, Ltd.4,*	(18,800)	(26,216)
Modec, Inc.4,*	(1,000)	(25,772)
Monex Group, Inc.4,*	(83)	(29,140)
Tokyo Broadcasting System, Inc.4,*	(1,300)	(21,836)
Toyo Tanso Company, Ltd.4,*	(600)	(32,408)

		(561,786)

Schedule of Investments
March 31, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
Norway - (0.2)%
Sevan Marine ASA4,*	(6,300)	$(33,049)

Portugal - (2.3)%
BRISA [4]	(47,200)	(490,927)

Spain - (0.3)%
Zeltia S.A.[4]	(8,500)	(57,969)

Sweden - (2.1)%
Electrolux AB4	(32,100)	(422,058)

Switzerland - (0.7)%
Basilea Pharmaceutica4,*	(500)	(83,365)
Meyer Burger Technology AG4,*	(200)	(49,878)

		(133,243)

United Kingdom - (0.3)%
Imperial Energy Corporation plc4,*	(4,200)	(83,657)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,703,004)		$(3,859,758)

TOTAL SECURITIES SOLD SHORT - (40.2%) (proceeds $7,977,404)		$(8,149,044)

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $27,685,837.

ADR plc	American Depositary Receipt Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $6,110,338 (cost $9,363,699), or 30.1% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. See Note 11 in the SBL Fund Annual Report dated December 31, 2008 for a more detailed explanation.

[3]	Security is segregated as collateral for open futures contracts.

[4]	Security is fair valued by the Valuation Committee at March 31, 2009. The total market value of fair valued securities amounts to $(7,786,654) (cost $(7,622,318)), or (38.4%) of total net assets.

[5]	Security is a PFIC (Passive Foreign Investment Company).

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series’ investments, were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Series A
(Equity)	$3,516,212	$(61,069,267)	$(57,553,055)
Series B
(Large Cap Value)	10,948,647	(105,188,036)	(94,239,389)
Series C
(Money Market)	107,062	(15,839)	91,223
Series D
(Global)	—	(12,553,082)	(12,553,082)
Series E
(U.S. Intermediate Bond)	1,298,087	(11,844,991)	(10,546,904)
Series H
(Enhanced Index)	—	(13,948,699)	(13,948,699)
Series J
(Mid Cap Growth)	2,181,988	(32,317,280)	(30,135,292)
Series N
(Managed Asset Allocation)	—	(21,137,942)	(21,137,942)
Series O
(Equity Income)	2,181,612	(75,880,943)	(73,699,331)
Series P
(High Yield)	1,457,998	(43,495,125)	(42,037,127)
Series Q
(Small Cap Value)	5,083,116	(12,331,088)	(7,247,972)
Series V
(Mid Cap Value)	7,937,511	(123,947,093)	(116,009,582)
Series X
(Small Cap Growth)	1,785,589	(3,068,187)	(1,282,598)
Series Y
(Select 25)	—	(7,891,545)	(7,891,545)
Series Z
(Alpha Opportunity)	211,150	(4,631,371)	(4,420,221)
2. Open Futures Contracts
    Open futures contracts for Series H and Series Z as of March 31, 2009 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)
Series H
S&P 500 E-Mini Future	Long	23	06-19-2009	$849,838	$914,020	$64,182
Series Z
S&P 500 Index Future	Long	19	06-19-2009	$3,447,879	$3,775,300	$327,421

NOTES TO FINANCIAL STATEMENTS (continued)
3. Options Written
The following options written were outstanding for Series A, Series B, Series Q and Series V as of March 31, 2009:
Series A Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

JPMorgan Chase & Company	04-17-09	$32.50	122	$4,514

Total call options outstanding (premiums received, $12,255)			122	$4,514

Series B Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

JPMorgan Chase & Company	04-17-09	$32.50	391	$14,467

Total call options outstanding (premiums received, $39,276)			391	$14,467

Series Q Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

BJ’s Restaurants, Inc.	07-17-09	15.00	300	46,500
Kansas City Southern	06-19-09	15.00	295	25,075

Total call options outstanding (premiums received $91,513)			595	$71,575

     Series V Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Commerce Bancshares, Inc.	05-15-09	$45.00	276	$1,380
First Horizon National Corporation	08-21-09	12.50	970	116,400
Helmerich & Payne, Inc.	06-19-09	25.00	445	109,025
Kansas City Southern	06-19-09	15.00	825	70,125
Navigant Consulting, Inc.	04-17-09	20.00	606	6,060

Total call options outstanding (premiums received, $649,060)			3,122	$302,990

NOTES TO FINANCIAL STATEMENTS
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of March 31, 2009 amounted to $13,447 which represents 0.0% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the period ended March 31, 2009 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	12/31/2008	Additions	Reductions	3/31/2009	Gain/(Loss)	Income

Hydrogen Corporation (Shares)	672,346	—	—	672,346	—	—
Hydrogen Corporation (Cost)	$2,571,575	$—	$—	$2,571,575	$—	$—

*	As a result of Series V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:
Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservalbe inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level withing the fair value hierarchy as of March 31, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in	significant
		active markets	other	significant
		for identical	observable	unobservable
Description	Total	assets	units	inputs
SBL Fund:
Series A (Equity Series)
ASSETS:
Investments	$139,523,845	$139,523,845	$—	$—

LIABILITIES:
Written Options (net of premiums received)	$7,741	7,741	—	—

Series B (Large Cap Value Series)
Investments	$215,180,929	$208,556,929	6,624,000	—

LIABILITIES:
Written Options (net of premiums received)	$24,809	24,809	—	—

Series C (Money Market Series)
Investments	239,284,853	—	239,284,853	—

Series D (Global Series)
Investments	207,846,830	199,780,376	8,066,454	—

Series E (U.S. Intermediate Bond Series)
Investments	100,535,714	13,261,626	87,183,051	91,037

Series H (Enhanced Index Series)
ASSETS:
Investments	35,435,235	35,320,258	114,977	—
Futures Contracts	64,182	64,182	—	—
Total	35,499,417	35,384,440	114,977	—

Series J (Mid Cap Growth Series)
Investments	108,318,017	108,298,227	19,790	—

Series N (Managed Asset Allocation)
Investments	66,364,692	43,081,672	23,283,020	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in	significant
		active markets	other	significant
		for identical	observable	unobservable
Description	Total	assets	units	inputs
Series O (All Cap Value Series)
ASSETS:
Investments	$124,377,212	$124,377,212	$—	$—

Series P (High Yield Series)
Investments	83,420,133	217,530	82,735,278	467,325

Series Q (Small Cap Value Series)
ASSETS:
Investments	75,543,617	73,856,840	1,686,777	—

LIABILITIES:
Written Options (net of premiums received)	19,938	19,938	—	—

Series V (Mid Cap Value Series)
ASSETS:
Investments	212,529,473	200,227,236	12,302,237	—

LIABILITIES:
Written Options (net of premiums received)	346,070	346,070	—	—

Series X (Small Cap Growth Series)
Investments	25,485,112	25,485,112	—	—

Series Y (Select 25 Series)
Investments	26,623,898	26,623,898	—	—

Series Z (Alpha Opportunity Series)
ASSETS:
Investments	23,265,616	15,434,797	7,830,819	—
Futures Contracts	327,421	327,421	—	—
Total	23,593,037	15,762,218	7,830,819	—

LIABILITIES:
Securities (sold short)	8,149,044	362,390	—	7,786,654

NOTES TO FINANCIAL STATEMENTS (continued)
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
Series E (U.S. Intermediate Bond Series)
ASSETS:
Beginning Balance	$90,205
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	832
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	91,037

Series N (Managed Asset Allocation Series)
ASSETS:
Beginning Balance	$30,793
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	2,732
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(33,525)

Ending Balance	—

Series P (High Yield Series)
ASSETS:
Beginning Balance	$450,303
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	17,022
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	467,325

Series Z (Alpha Opportunity Series)
LIABILITIES:
Beginning Balance	$7,786,655
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	—
Purchases & sales (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	7,786,655

NOTES TO FINANCIAL STATEMENTS (continued)
7. Senior Loan
Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2009.
8. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M.Goldman, President

Date:	May 29, 2009

By:	/s/ BRENDA M. HARWOOD

Brenda M. Harwood, Treasurer

Date:	May 29, 2009